UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07917

Wilshire Variable Insurance Trust

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401-1085

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

(Unaudited)

EQUITY FUND

BALANCED FUND

INCOME FUND

SHORT-TERM INVESTMENT FUND

SMALL CAP GROWTH FUND

INTERNATIONAL EQUITY FUND

SOCIALLY RESPONSIBLE FUND

June 30, 2007

Shares of the Wilshire Variable Insurance Trust are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of the Trust’s shares only if accompanied or preceded by the Trust’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by PFPC Distributors, Inc.

Dear Shareholders:

We are pleased to present this semi-annual report to shareholders of the Wilshire Variable Insurance Trust (the “Trust”). This report covers the period from January 1, 2007, to June 30, 2007 (the “Period”), for the Equity, Balanced, Income, Short-Term Investment, Small Cap Growth, International Equity and Socially Responsible Funds (the “Funds”).

A disciplined approach to investing is the hallmark of the Wilshire Associates’ management of the Wilshire Variable Insurance Trust. Each of the Funds is constructed to provide shareholders diversified exposure to a segment of the global investment market. We are committed to provide our valued shareholders with investment vehicles they can rely on to allow an opportunity to generate long-term returns appropriate for retirement investing.

In our management of the Trust, Wilshire monitors each of the Funds to ensure the most skilled sub-advisers are working to add value for shareholders. We strive to provide you with excellent investment options and appreciate your continued confidence in our work as you plan for retirement.

Discussion of the Capital Markets for the Period

The most recent GDP figures showed slowing economic activities for the Period. The latest GDP figure shows that the economy grew at an annualized rate of 0.7% for the first quarter 2007. Though year-over-year core CPI has moderated (2.2% in May), inflation concerns were stoked by May’s 0.7% increase in headline CPI. This marked only the third monthly increase above 0.6% since 1990. Oil prices flirted with the $70 level until finally breaking through to close June at $70.68. Job growth continued to moderate with an average of 133,000 jobs created through the first five months of 2007. The unemployment rate held steady at 4.5% in May. The housing market continued to slow with existing and new home sales for May off 10.3% and 15.8%, respectively, from a year earlier.

The U.S. equity markets posted solid returns over the Period, led by strength in the growth segment of the market across both large and small capitalizations. Growth stocks outperformed on the heel of better performance from the traditional growth sectors such as Information Technology and Health Care. Both sectors posted positive returns over the Period and were among the best performing sectors within the market. Small cap growth stocks outperformed large cap growth stocks for the Period on the support of robust private equity and M&A activities.

Growth stocks outperformed value stocks partially due to their limited exposures to the financials sector, which was plagued by unabated worries of sub-prime lending and tightening in liquidity. Financial companies posted the worst performance as a group relative to other industry sectors. As the largest component within the value indices, their beleaguered performance contributed to the underperformance of value stocks. The Russell 2000 Value small cap index’s higher exposure to sub-prime mortgage originators contributed to its underperformance relative to the Russell 1000 Value large cap index over the Period. In contrast, cyclical sectors such as Industrials, Materials, and Energy continued to provide leadership and posted double digit returns over the Period.

International equities continued the trend of out-performance versus U.S. equities for the Period. Measured in U.S. dollar terms, the MSCI EAFE index returned 10.74% for the Period, outpacing the S&P 500 index by 3.76%. Emerging markets provided the best returns and outperformed both the U.S. and other developed markets. For the Period, the MSCI Emerging Market Index gained 17.55% in U.S. dollar terms

The bond market experienced higher volatilities during the Period, even though the Federal Open Market Committee (FOMC) left the key short-term interest rate unchanged at 5.25%. The yield on the 10-year Treasury bond rose from 4.71% at the beginning of the Period to 5.32% on June 13th before settling back to 5.03% at the end of the Period. Concerns about the slowing economy, slumping housing market, and troubling sub-prime lending sector contributed to poor performance for fixed income investors.

We thank our loyal shareholders for their business and ongoing support. Thank you for your continued confidence in Wilshire Associates.

Sincerely,

Lawrence E. Davanzo, President

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	6.86%
One Year Ended 06/30/07	20.87%
Five Years Ended 06/30/07	10.58%
Ten Years Ended 06/30/07	4.54%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/07, fees totaling less than 0.00% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

PORTFOLIO SECTOR WEIGHTING**

(As of June 30, 2007)

The Equity Fund (the “Fund”) is structured to provide shareholders exposures to a diversified set of investment opportunities to the large capitalization companies within the U.S. stock market. The Fund is managed by three managers, which are AllianceBernstein L.P., Pzena Investment Management, and New York Life Investment Management. Fund provides shareholders a balanced investment approach to investing in the large cap segment of the domestic stock market.

For the six-month period ended June 30, 2007, (the “Period”), the Fund returned 6.86%. Relative to the 6.98% return for its benchmark, the S&P 500 Index, the Fund slightly underperformed by 0.12% for the Period. The Fund’s sector allocation was the chief contributor to its underperformance. The Period was marked by the unrelenting rise in energy prices and widespread concern over sub-prime mortgages. The Fund’s overweight position to the Financials sector combined with its underweight to the Energy sector detracted from performance. Partially offsetting the underperformance was the Fund’s positive stock selection, which was seen in seven of the ten industry sectors. Positive stock selection within Information Technology and Financials sectors were most notably contributed by holdings in Apple Computer, Google Inc., XL Capital, and Fannie Mae.

The Standard & Poor’s 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes. Recent Fund performance can be found at your particular insurance company.

**	Based on percent of Fund’s total long-term investments’ market value.

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND
COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	4.07%
One Year Ended 06/30/07	14.18%
Five Years Ended 06/30/07	8.57%
Ten Years Ended 06/30/07	5.38%

The performance data quoted represents past performance does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/07, there were no waivers or reimbursements. Without such waivers and reimbursements, total returns since inception would have been lower.

PORTFOLIO SECTOR WEIGHTING**

(As of June 30, 2007)

The Balanced Fund (the “Fund”) is structured to provide long-term investors with an appropriate exposure to both equities and fixed income securities. In achieving the desired exposure to the blend of equities and fixed income, the Fund invests 60% and 40% of its assets in the Equity Fund and the Income Fund, respectively.

For the six-month period ended June 30, 2007 (the “Period”), the Fund gained 4.07%. The Fund’s allocation to the U.S. equity market provided the bulk of the performance as the S&P 500 Index returned 6.98% for the Period. On a net-of-fee basis, the Fund slightly underperformed its blended benchmark (60% S&P 500 Index and 40% Lehman Aggregate Bond Index) by 0.49% for the Period. The underperformance was mainly attributable to the performance of the fixed income portion of the Fund. The fixed income market showed renewed volatility as macroeconomic concerns, such as the spread of subprime lending weighed on the minds of investors.

The Balanced Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Balanced Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Balanced Fund. The Balanced Fund is subject to the risks of the underlying funds it holds.

The Standard & Poor’s 500 Index is an unmanaged index consisting of 500 stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including Government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes. Recent Fund performance can be found at your particular insurance company.

**	Based on percent of Fund’s total long-term investments’ market value.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	0.00%
One Year Ended 06/30/07	4.75%
Five Years Ended 06/30/07	4.93%
Ten Years Ended 06/30/07	5.72%

The performance data quoted represents past performance does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/07, fees totaling 0.12% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

PORTFOLIO SECTOR WEIGHTING**

(As of June 30, 2007)

The Income Fund (the “Fund”) was previously managed equally by Western Asset Management Company, and Western Asset Management Company Limited (collectively, “Western”), and BlackRock Financial Management (“BlackRock”). In May 2007, Wilshire Associates terminated BlackRock and gave the portfolio management responsibilities entirely to Western. Wilshire Associates believes that the breath and depth of Western’s fixed income investment experience and capabilities will continue to provide shareholders of the Fund diversified exposures to key areas of the core U.S. bond market.

The Fund’s total return was flat for the six-month period ended June 30, 2007 (the “Period”). For the same period, the Fund’s benchmark, the Lehman Aggregate Bond Index returned 0.97%, substantially underperforming both short-term bonds and equities. Despite stable Federate Funds Rate at 5.25% throughout the first six-months of the year, fixed income market experienced higher volatilities as unabated concerns of inflationary pressures and economic slow down weighted heavily on the minds of investors. The yield on the 10-year Treasury bond rose from 4.71% at the beginning of the Period to 5.32% on June 13th before settling back to 5.03% at the end of the Period. As longer maturity bonds underperformed shorter maturity bonds, the Fund’s slightly longer duration portfolio underperformed the benchmark. The underperformance is partially offset by positive security selection and sector allocations to non U.S. dollar bonds.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including Government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes. Recent Fund performance can be found at your particular insurance company.

**	Based on percent of Fund’s total investments’ market value.

WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND
COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	2.48%
One Year Ended 06/30/07	5.08%
Five Years Ended 06/30/07	2.61%
Ten Years Ended 06/30/07	3.74%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/07, fees totaling 1.03% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

PORTFOLIO SECTOR WEIGHTING**

(As of June 30, 2007)

The Short-Term Investment Fund (the “Fund”) is managed by Western Asset Management Company. For the six-month period ended June 30, 2007, the Fund returned 2.48%, virtually matching the 2.56% return of its benchmark, the 91-day Treasury Bills Index for the same period. The Fund’s marginal underperformance is attributable to trading costs and management fee. Short-term interest rate was stable during the Period with the key Federal Funds Rate maintained at 5.25% throughout the first six-months of the year. Short-term bonds outperformed long-term bonds for the Period as volatilities returned to the bond market. The slightly inverted yield curve bond investors had experienced in recent periods was corrected with the rise in the 10-year Treasury yield. The key 10-year Treasury bond yield rose from 4.71% at the beginning of the Period to 5.32% on June 13th before settling back to 5.03% at the end of the Period.

The Treasury Bill Index is an unmanaged index consisting of U.S. Treasury bills with 90-day maturities. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes. Recent Fund performance can be found at your particular insurance company.

**	Based on percent of Fund’s total investments’ market value.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	12.64%
One Year Ended 06/30/07	19.26%
Five Years Ended 06/30/07	12.03%
Ten Years Ended 06/30/07	5.22%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/07, fees totaling 0.43% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

PORTFOLIO SECTOR WEIGHTING**

(As of June 30, 2007)

The Small Cap Growth Fund (the “Fund”) is managed by Copper Rock Capital Partners and Bank of New York. The Fund’s portfolio provides consistent and broad exposure to the U.S. small cap growth segment of the market. For the six-month period ended June 30, 2007 (the “Period”), the Fund returned 12.64%, outperforming its benchmark, the Russell 2000 Growth Index by 3.32%. The Russell 2000 Growth Index returned 9.32% for the same period.

Small growth companies outperformed both large growth companies and small cap value companies for the Period. Materials, Industrials, and Information Technology sectors provided the leadership within the small cap growth segment of the market. Strong stock selection contributed to most of the Fund’s outperformance in the Period. Positive stock selection within the Information Technology sector was most notable, led by holdings in Commscope Inc., Blackboard Inc., and Varian Semiconductor.

Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. The Russell 2000 Growth Index is an unmanaged index composed of the Russell 2000 Growth securities with a greater-than-average growth orientation. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes. Recent Fund performance can be found at your particular insurance company.

**	Based on percent of Fund’s total long-term investments’ market value.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	9.68%
One Year Ended 06/30/07	25.15%
Five Years Ended 06/30/07	12.53%
Ten Years Ended 06/30/07	6.43%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/07, fees totaling 0.22% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

PORTFOLIO SECTOR WEIGHTING**

(As of June 30, 2007)

The International Equity Fund (the “Fund”) is managed by The Boston Company Asset Management and PanAgora Asset Management. The two-manager fund structure brings a balanced investment approach to investing in international equity markets.

Measured by the MSCI EAFE Index, international equities returned 10.74% and outperformed domestic equities as measured by the S&P 500 index by 3.76% for the six-month period ended June 30, 2007 (the “Period”). For the Period, the Fund returned 9.68% versus the benchmark return of 10.74%. Weakness in stock selection contributed to the relative underperformance despite positive contributions from the Fund’s country allocations. Japan and the United Kingdom were two countries where stock selection struggled. In particular, holdings in British Airways, Honda Motors, and Toyota Motors detracted from performance.

Foreign securities may be subject to a higher degree of market risk due to currency fluctuations, lack of liquidity, and political and economic instability. The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia and the Far East. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes. Recent Fund performance can be found at your particular insurance company.

**	Based on percent of Fund’s total long-term investments’ market value.

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	6.37%
One Year Ended 06/30/07	20.19%
Five Years Ended 06/30/07	12.12%
Ten Years Ended 06/30/07	8.61%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/07, fees totaling 0.03% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

PORTFOLIO SECTOR WEIGHTING**

(As of June 30, 2007)

The Socially Responsible Fund (the “Fund”) is managed by AllianceBernstein L.P. The Fund returned 6.37% for the six-month period ended June 30, 2007 (the “Period”). For the Period, the Fund benchmark index, the S&P 500 Index returned 6.98%. The Fund underperformed the benchmark by 0.61%. The Fund’s underperformance is chiefly attributable to its underweight position to the Energy sector.

The Fund underweighted the Energy sector in its portfolio due to its socially responsible mandate. The Fund is susceptible to underperform its benchmark during periods when the price of energy appreciates rapidly. The Energy sector was the best performing sector in the market during the Period, supported by strong advances in oil prices. The Fund’s underperformance was partially offset by its positive efforts in stock selection. Positive stock selection within the Industrials and Healthcare sectors added to performance; top contributors included Merck, Schering Plough, SPX Corp, and CSX Corp.

The Standard & Poor’s 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes. Recent Fund performance can be found at your particular insurance company.

**	Based on percent of Fund’s total long-term investments’ market value.

WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES
For the Six-Month Period Ended June 30, 2007 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES - (Continued)
For the Six-Month Period Ended June 30, 2007 (Unaudited)

	Beginning Account Value 01/01/2007	Ending Account Value 06/30/2007	Expense Ratio(1)	Expenses Paid During Period 01/01/2007- 06/30/2007(2)(3)
Equity Fund
Actual Fund Return	$1,000.00	$1,068.60	1.11%	$5.66
Hypothetical 5% Return	$1,000.00	$1,019.18	1.11%	$5.53

Balanced Fund(4)
Actual Fund Return	$1,000.00	$1,040.70	0.09%	$0.45
Hypothetical 5% Return	$1,000.00	$1,024.21	0.09%	$0.45

Income Fund
Actual Fund Return	$1,000.00	$1,000.00	0.92%	$4.54
Hypothetical 5% Return	$1,000.00	$1,020.12	0.92%	$4.58

Short Term Investment Fund
Actual Fund Return	$1,000.00	$1,024.80	0.10%	$0.50
Hypothetical 5% Return	$1,000.00	$1,024.16	0.10%	$0.50

Small Cap Growth Fund
Actual Fund Return	$1,000.00	$1,126.40	1.32%	$6.92
Hypothetical 5% Return	$1,000.00	$1,018.15	1.32%	$6.57

International Equity Fund
Actual Fund Return	$1,000.00	$1,096.80	1.69%	$8.74
Hypothetical 5% Return	$1,000.00	$1,016.32	1.69%	$8.40

Socially Responsible Fund
Actual Fund Return	$1,000.00	$1,063.70	1.27%	$6.46
Hypothetical 5% Return	$1,000.00	$1,018.39	1.27%	$6.32

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(3)	Expenses shown do not include annuity contract fees.
(4)	The expense ratio does not include the expenses of the underlying funds.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 98.9%
Consumer Discretionary — 11.0%
2,242	Aeropostale, Inc.†	$93,447
9,711	American Eagle Outfitters, Inc.	249,184
2,849	American Greetings Corp., Class A	80,712
2,192	AnnTaylor Stores Corp.†	77,641
3,633	ArvinMeritor, Inc.(a)	80,653
2,795	Autozone, Inc.†	381,853
991	Barnes & Noble, Inc.	38,124
701	Beazer Homes USA, Inc.(a)	17,294
3,320	Belo Corp., Class A	68,359
6,196	Big Lots, Inc.†,(a)	182,286
3,730	Black & Decker Corp.	329,396
1,324	Blyth, Inc.	35,192
1,795	Bob Evans Farms, Inc.	66,146
1,038	BorgWarner, Inc.	89,310
3,751	Brinker International, Inc.	109,792
5,001	Brunswick Corp.	163,183
4,652	Career Education Corp.†	157,098
1,267	CBRL Group, Inc.	53,822
41,627	CBS Corp., Class B(a)	1,387,012
3,819	Centex Corp.	153,142
3,147	Charming Shoppes, Inc.†	34,082
3,534	Circuit City Stores, Inc.	53,293
9,148	Clear Channel Communications, Inc.	345,977
217	Comcast Corp., Class A†	6,102
189,650	Comcast Corp., Special Class A†	5,302,614
2,554	Darden Restaurants, Inc.	112,350
2,252	DeVry, Inc.	76,613
43,739	DIRECTV Group, Inc. (The)†	1,010,808
3,709	Dollar General Corp.	81,301
4,994	Dollar Tree Stores, Inc.†,(a)	217,489
261	Dow Jones & Co., Inc.	14,994
16,248	Eastman Kodak Co.	452,182
4,645	Family Dollar Stores, Inc.	159,416
45,972	Ford Motor Co.(a)	433,056
311	Fortune Brands, Inc.	25,617
4,555	GameStop Corp., Class A†	178,100
11,411	Gannett Co., Inc.(a)	627,034
22,514	Gap, Inc. (The)(a)	430,017
2,259	Goodyear Tire & Rubber Co. (The)†,(a)	78,523
1,172	Hanesbrands, Inc.†	31,679
515	Harman International Industries, Inc.	60,152
2,945	Harrah’s Entertainment, Inc.	251,091
839	Harte-Hanks, Inc.	21,546
9,107	Hasbro, Inc.(a)	286,051
47,950	Hilton Hotels Corp.	1,604,886
78,075	Home Depot, Inc.	3,072,251
12,329	IAC/InterActiveCorp.†	426,707
3,711	Johnson Controls, Inc.	429,622
2,701	Jones Apparel Group, Inc.	76,303
4,377	KB Home(a)	172,322
56,912	Kohl’s Corp.†	4,042,459
3,700	Las Vegas Sands Corp.†,(a)	282,643
1,369	Lear Corp.†	48,750
2,314	Lee Enterprises, Inc.	48,270
7,249	Leggett & Platt, Inc.	159,840
7,812	Lennar Corp., Class A	285,607
27,222	Macy’s, Inc.	1,082,891
49,025	Magna International, Inc., Class A(a)	4,460,785
22,182	Mattel, Inc.(a)	560,983
42,746	McDonald’s Corp.	2,169,787
19,851	McGraw-Hill Cos., Inc. (The)	1,351,456
1,707	MDC Holdings, Inc.	82,551
437	Media General, Inc., Class A	14,539
2,624	Mohawk Industries, Inc.†,(a)	264,473
764	NetFlix, Inc.†,(a)	14,814
15,680	Newell Rubbermaid, Inc.	461,462
9,059	Nike, Inc., Class B(a)	528,049
7,000	Nordstrom, Inc.	357,840
169	NVR, Inc.†	114,878
583	Office Depot, Inc.†	17,665
1,382	OfficeMax, Inc.	54,313
18,929	Omnicom Group, Inc.	1,001,723
873	Pacific Sunwear of California, Inc.†	19,206
2,465	Payless Shoesource, Inc.†	77,771
1,668	Phillips-Van Heusen	101,031
3,458	Polo Ralph Lauren Corp.	339,264
7,680	RadioShack Corp.	254,515
2,230	Regis Corp.	85,297
4,276	Ross Stores, Inc.	131,701
512	Ryland Group, Inc.(a)	19,133
4,295	Saks, Inc.(a)	91,698
5,199	Sherwin-Williams Co. (The)	345,578
2,784	Sotheby’s(a)	128,120
2,038	Stanley Works (The)	123,707
38,200	Starwood Hotels & Resorts Worldwide, Inc.	2,562,074
39,500	Target Corp.(a)	2,512,200
1,755	Thor Industries, Inc.	79,221
235,426	TJX Cos., Inc.	6,474,214
5,113	Tribune Co.	150,322
2,997	Tupperware Brands Corp.	86,134
37,077	Viacom, Inc., Class B†	1,543,515
65,746	Walt Disney Co. (The)	2,244,568
5,028	Wendy’s International, Inc.	184,779
1,266	Westwood One, Inc.	9,103
38,220	Whirlpool Corp.	4,250,064
2,199	Wiley (John) & Sons, Inc., Class A	106,190

		59,211,007

Consumer Staples — 5.4%
4,020	Alberto-Culver Co.(a)	95,354
51,281	Altria Group, Inc.	3,596,849
413	Church & Dwight Co., Inc.	20,014
4,574	Coca-Cola Co. (The)	239,266
15,686	Coca-Cola Enterprises, Inc.	376,464
15,000	Colgate-Palmolive Co.	972,750
6,827	Dean Foods Co.(a)	217,576
2,745	Energizer Holdings, Inc.†	273,402

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Consumer Staples (continued)
3,512	Estee Lauder Cos., Inc.(The), Class A	$159,831
19,511	General Mills, Inc.	1,139,833
7,280	HJ Heinz Co.	345,582
2,775	J.M. Smucker Co. (The)	176,657
1,520	Kellogg Co.	78,721
11,172	Kimberly-Clark Corp.	747,295
57,522	Kraft Foods, Inc., Class A	2,027,651
2,187	Molson Coors Brewing Co., Class B	202,210
1,021	NBTY, Inc.†	44,107
7,242	Pepsi Bottling Group, Inc.	243,911
2,981	PepsiAmericas, Inc.	73,213
28,217	PepsiCo, Inc.	1,829,872
98,808	Procter & Gamble Co.	6,046,061
2,151	Reynolds American, Inc.	140,245
10,883	Safeway, Inc.	370,349
93,525	Sara Lee Corp.	1,627,335
8,092	Tyson Foods, Inc., Class A	186,440
1,289	Universal Corp.	78,526
3,923	UST, Inc.	210,704
142,039	Wal-Mart Stores, Inc.	6,833,496
13,300	Wm. Wrigley Jr. Co.(a)	735,623

		29,089,337

Energy — 7.0%
30,150	Baker Hughes, Inc.(a)	2,536,520
40,850	BP PLC ADR	2,946,919
5,246	Cameron International Corp.†	374,932
50,998	Chevron Corp.	4,296,072
39,577	ConocoPhillips	3,106,794
8,506	ENSCO International, Inc.(a)	518,951
107,791	Exxon Mobil Corp.	9,041,509
1,314	Frontier Oil Corp.(a)	57,514
83,924	Halliburton Co.(a)	2,895,378
34,190	Marathon Oil Corp.	2,050,032
9,935	National Oilwell Varco, Inc.†	1,035,624
7,264	Noble Energy, Inc.	453,201
31,993	Occidental Petroleum Corp.(a)	1,851,755
1,372	Overseas Shipholding Group.	111,681
7,621	Patterson-UTI Energy, Inc.(a)	199,746
1,600	Petro-Canada	85,056
880	Plains Exploration & Production Co.†	42,073
386	Pogo Producing Co.	19,605
44,871	Schlumberger, Ltd.(a)	3,811,343
2,813	Tidewater, Inc.(a)	199,385
28,737	Valero Energy Corp.	2,122,515

		37,756,605

Financials — 27.5%
18,453	ACE, Ltd.	1,153,682
4,367	Aflac, Inc.	224,464
125,617	Allstate Corp. (The)	7,726,702
39,150	American Express Co.	2,395,197
3,457	American Financial Group, Inc.	118,057
21,447	American International Group, Inc.	1,501,933
5,733	AmeriCredit Corp.†,(a)	152,211
13,494	Ameriprise Financial, Inc.	857,814
57,759	AON Corp.(a)	2,461,111
4,417	Assurant, Inc.(a)	260,250
142,819	Bank of America Corp.(a)	6,982,421
56,900	Bank of New York Co., Inc. (The)†	2,357,936
63,700	Blackstone Group LP (The)†,(a)	1,864,499
52,623	Capital One Financial Corp.	4,127,748
1,117	CB Richard Ellis Group, Inc., Class A†	40,770
41,586	Charles Schwab Corp. (The)	853,345
11,210	Chicago Mercantile Exchange Holdings, Inc., Class A	5,990,176
17,419	Chubb Corp.	943,065
242,701	Citigroup, Inc.	12,448,135
1,716	City National Corp.	130,570
53,851	Comerica, Inc.	3,202,519
289	Commerce Group, Inc.	10,034
43,200	Countrywide Financial Corp.(a)	1,570,320
56,350	Credit Suisse Group ADR	3,998,596
375	Cullen/Frost Bankers, Inc.	20,051
1,808	Edwards (A.G.), Inc.	152,866
373	Everest RE Group, Ltd.	40,523
101,497	Fannie Mae	6,630,799
141,248	Fidelity National Financial, Inc., Class A(a)	3,347,577
1,168	First American Corp.	57,816
5,389	First Niagara Financial Group, Inc.	70,596
37,883	Franklin Resources, Inc.	5,018,361
127,576	Freddie Mac	7,743,864
21,450	Genworth Financial, Inc., Class A	737,880
29,057	Goldman Sachs Group, Inc.(a)	6,298,105
16,715	Hartford Financial Services Group, Inc.	1,646,595
5,496	HCC Insurance Holdings, Inc.	183,621
2,243	Horace Mann Educators Corp.	47,641
9,398	Huntington Bancshares, Inc.	213,711
5,097	Janus Capital Group, Inc.	141,900
101,999	JPMorgan Chase & Co.	4,941,852
957	KeyCorp	32,854
3,000	Lazard, Ltd., Class A	135,090
42,750	Legg Mason, Inc.	4,205,745
26,606	Lehman Brothers Holdings, Inc.(a)	1,982,679
7,652	Lincoln National Corp.(a)	542,909
5,573	Mellon Financial Corp.(a)	245,212
29,131	Merrill Lynch & Co., Inc.(a)	2,434,769
72,322	MetLife, Inc.	4,663,323
25,700	Moody’s Corp.(a)	1,598,540
69,416	Morgan Stanley	5,822,614
19,792	National City Corp.(a)	659,469
1,639	New York Community Bancorp, Inc.	27,896
3,523	Northern Trust Corp.(a)	226,318
21,100	NYSE Euronext	1,553,382
9,175	Old Republic International Corp.	195,060
11,448	Principal Financial Group, Inc.	667,304
70,425	Progressive Corp. (The)	1,685,270
18,865	Prudential Financial, Inc.	1,834,244

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Financials (continued)
3,596	Radian Group, Inc.	$194,184
2,432	SLM Corp.	140,035
2,012	Synergy Financial Group, Inc.	26,840
75,684	Torchmark Corp.	5,070,828
20,132	Travelers Cos., Inc. (The)	1,077,062
10,147	Unum Group	264,938
8,233	W.R. Berkley Corp.	267,902
4,867	Wachovia Corp.(a)	249,434
93,027	Washington Mutual, Inc.(a)	3,966,671
45,895	Wells Fargo & Co.(a)	1,614,127
181	Westamerica Bancorp.(a)	8,007
93,724	XL Capital, Ltd., Class A(a)	7,899,995

		147,958,014

Health Care — 13.2%
69,142	Abbott Laboratories	3,702,554
2,949	Advanced Medical Optics, Inc.†,(a)	102,861
28,550	Aetna, Inc.	1,410,370
26,200	Alcon, Inc.	3,534,642
78,263	AmerisourceBergen Corp.	3,871,671
65,825	Amgen, Inc.†,(a)	3,639,464
2,176	Apria Healthcare Group, Inc.†	62,604
326	Bausch & Lomb, Inc.	22,637
22,908	Baxter International, Inc.	1,290,637
3,426	Biomet, Inc.	156,637
11,237	Boston Scientific Corp.†	172,376
110,250	Bristol-Myers Squibb Co.	3,479,490
4,575	Cardinal Health, Inc.	323,178
34,800	Celgene Corp.†,(a)	1,995,084
15,564	Cigna Corp.	812,752
8,959	Coventry Health Care, Inc.†	516,486
2,493	Dentsply International, Inc.	95,382
2,874	Edwards Lifesciences Corp.†,(a)	141,803
1,595	Endo Pharmaceuticals Holdings, Inc.†	54,597
16,156	Forest Laboratories, Inc.†	737,521
44,450	Genentech, Inc.†	3,363,087
105,600	Gilead Sciences, Inc.†	4,094,112
1,418	Health Management Associates, Inc., Class A	16,108
2,009	Health Net, Inc.†	106,075
9,428	Humana, Inc.†	574,259
2,013	Invitrogen Corp.†	148,459
115,652	Johnson & Johnson	7,126,477
13,751	King Pharmaceuticals, Inc.†	281,345
3,069	Lincare Holdings, Inc.†	122,300
16,715	McKesson Corp.	996,883
23,823	Medco Health Solutions, Inc.†	1,857,956
52,972	Merck & Co., Inc.	2,638,006
1,110	Mylan Laboratories, Inc.	20,191
377,627	Pfizer, Inc.	9,655,923
843	Quest Diagnostics, Inc.(a)	43,541
2,883	Schering-Plough Corp.	87,759
25,100	Teva Pharmaceutical Industries, Ltd. ADR	1,035,375
43,510	UnitedHealth Group, Inc.	2,225,101
5,854	Watson Pharmaceuticals, Inc.†	190,431
1,399	WellCare Health Plans, Inc.†	126,624
111,323	WellPoint, Inc.†	8,886,915
20,300	Wyeth	1,164,002
2,853	Zimmer Holdings, Inc.†	242,191

		71,125,866

Industrials — 9.1%
4,445	AGCO Corp.†,(a)	192,957
1,488	Allied Waste Industries, Inc.†	20,028
1,021	American Standard Cos., Inc.	60,219
4,992	Avis Budget Group, Inc.†	141,923
85,600	Boeing Co.	8,231,296
25,219	Caterpillar, Inc.	1,974,648
3,762	ChoicePoint, Inc.†	159,697
2,264	Con-way, Inc.	113,743
459	Corporate Executive Board Co.	29,794
5,901	Cummins, Inc.	597,240
10,270	Deere & Co.	1,240,000
2,540	Deluxe Corp.	103,149
2,920	Dun & Bradstreet Corp.	300,702
4,485	Eaton Corp.	417,105
17,500	Emerson Electric Co.	819,000
3,824	Equifax, Inc.	169,862
16,200	Fluor Corp.(a)	1,804,194
124,746	General Electric Co.	4,775,277
859	Granite Construction, Inc.	55,131
568	HNI Corp.	23,288
85,533	Honeywell International, Inc.(a)	4,813,797
2,124	Illinois Tool Works, Inc.(a)	115,100
726	Infrasource Services, Inc.†	26,935
10,309	ITT Corp.	703,898
2,036	KBR, Inc.†	53,404
773	Kelly Services, Inc., Class A	21,227
2,209	Korn/Ferry International†	58,008
4,501	L-3 Communications Holdings, Inc.(a)	438,352
18,391	Lockheed Martin Corp.	1,731,145
516	Manpower, Inc.	47,596
22,036	Masco Corp.(a)	627,365
249	Navigant Consulting, Inc.†	4,621
45,452	Northrop Grumman Corp.	3,539,347
3,090	Paccar, Inc.	268,954
737	Pall Corp.	33,895
832	Precision Castparts Corp.	100,972
4,121	Quanta Services, Inc.†,(a)	126,391
5,340	R.R. Donnelley & Sons Co.	232,343
24,878	Raytheon Co.	1,340,675
2,025	Republic Services, Inc.	62,046
9,301	Rockwell Automation, Inc.(a)	645,861
65,500	Spirit Aerosystems Holdings, Inc., Class A†	2,361,275
1,942	Teleflex, Inc.	158,817
3,737	Terex Corp.†	303,818
2,500	Thomas & Betts Corp.†	145,000
174,419	Tyco International, Ltd.	5,893,619

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Industrials (continued)
22,625	Union Pacific Corp.	$2,605,269
1,641	United Rentals, Inc.†	53,398
11,770	United Technologies Corp.	834,846
433	W.W. Grainger, Inc.	40,291
10,826	Waste Management, Inc.	422,755
2,854	YRC Worldwide, Inc.†	105,027

		49,145,300

Information Technology — 19.3%
14,398	3Com Corp.†	59,462
3,023	Acxiom Corp.	79,958
49,250	Adobe Systems, Inc.†	1,977,387
82,857	Affiliated Computer Services, Inc., Class A†	4,699,649
22,300	Akamai Technologies, Inc.†,(a)	1,084,672
470,066	Alcatel-Lucent ADR,(a)	6,580,924
2,038	Alliance Data Systems Corp.†	157,497
2,029	Analog Devices, Inc.	76,372
87,753	Apple, Inc.†	10,709,376
75,955	Applied Materials, Inc.(a)	1,509,226
8,222	Atmel Corp.†	45,714
2,411	Automatic Data Processing, Inc.	116,861
7,599	Avaya, Inc.†	127,967
6,255	Avnet, Inc.†	247,948
789	BISYS Group, Inc. (The)†	9,334
11,538	BMC Software, Inc.†	349,601
92,550	Broadcom Corp., Class A†	2,707,087
2,508	Broadridge Financial Solutions, Inc.	47,953
200,666	CA, Inc.	5,183,203
10,266	Cadence Design Systems, Inc.†	225,441
2,175	CheckFree Corp.†	87,435
296,937	Cisco Systems, Inc.†	8,269,696
1,295	CommScope, Inc.†,(a)	75,563
9,792	Computer Sciences Corp.†	579,197
18,111	Compuware Corp.†	214,796
7,734	Convergys Corp.†	187,472
2,274	CSG Systems International, Inc.†	60,284
46,136	Dell, Inc.†	1,317,183
753	Diebold, Inc.	39,307
697	Digital River, Inc.†,(a)	31,539
335	DST Systems, Inc.†	26,535
1,549	Dycom Industries, Inc.†	46,439
32,521	eBay, Inc.†,(a)	1,046,526
29,042	Electronic Data Systems Corp.	805,335
52,548	EMC Corp.†	951,119
2,549	Fair Isaac Corp.	102,266
21,905	First Data Corp.(a)	715,636
272	Fiserv, Inc.†	15,450
321	Gartner, Inc.†	7,893
412	Global Payments, Inc.	16,336
19,862	Google, Inc., Class A†,(a)	10,395,374
186,933	Hewlett-Packard Co.	8,340,950
210	Imation Corp.	7,741
26,757	Intel Corp.	635,746
37,083	International Business Machines Corp.	3,902,986
3,351	Intersil Corp., Class A	105,422
8,519	Intuit, Inc.†	256,252
28,467	Juniper Networks, Inc.†,(a)	716,514
6,825	Lam Research Corp.†	350,805
5,412	Lexmark International, Inc., Class A†	266,866
1,516	Linear Technology Corp.(a)	54,849
1,987	McAfee, Inc.†	69,942
1,377	Micrel, Inc.	17,515
334,768	Microsoft Corp.	9,865,613
69,439	Motorola, Inc.(a)	1,229,070
3,788	MPS Group, Inc.†	50,646
16,026	National Semiconductor Corp.(a)	453,055
2,157	NCR Corp.†	113,329
83,611	Network Appliance, Inc.†	2,441,441
19,479	Novell, Inc.†	151,741
7,137	Novellus Systems, Inc.†	202,477
36,420	NVIDIA Corp.†,(a)	1,504,510
193,775	Oracle Corp.†	3,819,305
1,805	Palm, Inc.†,(a)	28,898
1,682	Polycom, Inc.†,(a)	56,515
944	QLogic Corp.†	15,718
60,700	QUALCOMM, Inc.	2,633,773
3,591	SanDisk Corp.†,(a)	175,744
1,662	Semtech Corp.†,(a)	28,802
1,044	SRA International, Inc., Class A†	26,371
181,330	Sun Microsystems, Inc.†	953,796
4,586	Sybase, Inc.†	109,560
52,171	Symantec Corp.†	1,053,854
7,034	Synopsys, Inc.†	185,909
687	Tech Data Corp.†	26,422
22,017	Tellabs, Inc.†	236,903
10,765	Teradyne, Inc.†	189,249
26,100	Texas Instruments, Inc.(a)	982,143
5,517	Utstarcom, Inc.†,(a)	30,950
4,858	Valueclick, Inc.†,(a)	143,117
1,605	VeriSign, Inc.†	50,927
5,652	Vishay Intertechnology, Inc.†	89,415
10,753	Western Digital Corp.†	208,071
6,094	Western Union Co. (The)	126,938
1,339	Wind River Systems, Inc.†	14,729
43,952	Xerox Corp.†	812,233
2,992	Xilinx, Inc.	80,096

		103,803,921

Materials — 2.4%
22,155	Abitibi-Consolidated, Inc.†,(a)	65,136
18,000	Air Products & Chemicals, Inc.	1,446,660
3,900	Albemarle Corp.	150,267
3,176	Ashland, Inc.	203,105
1,614	Bemis Co., Inc.	53,552
2,735	Cabot Corp.	130,405
152	Carpenter Technology Corp.	19,807
8,860	Chemtura Corp.	98,435
685	Commercial Metals Co.	23,132

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Materials (continued)
5,915	Dow Chemical Co. (The)	$261,561
2,059	Eastman Chemical Co.	132,455
773	Ferro Corp.	19,271
18,690	Freeport-McMoRan Copper & Gold, Inc., Class B	1,547,906
3,383	Lubrizol Corp.	218,373
10,391	Lyondell Chemical Co.	385,714
62,103	Monsanto Co.	4,194,437
17,043	Nucor Corp.	999,572
2,482	Packaging Corp. of America	62,819
7,489	Pactiv Corp.†	238,824
1,035	PPG Industries, Inc.	78,774
1,163	Sensient Technologies Corp.	29,529
4,851	Sonoco Products Co.	207,671
4,259	Steel Dynamics, Inc.(a)	178,495
5,970	Temple-Inland, Inc.	367,334
6,697	United States Steel Corp.	728,299
1,174	Vulcan Materials Co.	134,470
8,482	Weyerhaeuser Co.	669,484

		12,645,487

Telecommunication Services — 2.1%
2,115	Alltel Corp.	142,868
32,600	America Movil SA de CV ADR, Series L	2,018,918
63,647	AT&T, Inc.(a)	2,641,351
6,311	CenturyTel, Inc.	309,555
9,126	Cincinnati Bell, Inc.†	52,748
19,204	Citizens Communications Co.	293,245
8,501	EMBARQ Corp.	538,709
67,446	Qwest Communications International, Inc.†,(a)	654,226
43,072	Sprint Nextel Corp.(a)	892,021
1,944	Telephone & Data Systems, Inc.	121,636
80,924	Verizon Communications, Inc.	3,331,641
2,887	Windstream Corp.	42,612

		11,039,530

Utilities — 1.9%
21,554	AES Corp. (The)†	471,601
1,865	AGL Resources, Inc.	75,495
9,882	Duke Energy Corp.	180,841
18,422	Edison International(a)	1,033,843
11,260	Entergy Corp.	1,208,761
482	Great Plains Energy, Inc.	14,036
3,038	KeySpan Corp.	127,535
1,095	MDU Resources Group, Inc.	30,704
2,008	National Fuel Gas Co.(a)	86,966
1,115	Nicor, Inc.(a)	47,856
15,509	NiSource, Inc.(a)	321,191
5,365	ONEOK, Inc.	270,450
3,567	Progress Energy, Inc.(a)	162,619
3,091	Public Service Enterprise Group, Inc.	271,328
53,025	Sempra Energy(a)	3,140,671
7,488	TXU Corp.(a)	503,942
1,502	WGL Holdings, Inc.	49,025
53,100	Wisconsin Energy Corp.	2,348,613

		10,345,477

Total Common Stock (Cost $464,560,710)		532,120,544

	Maturity Date	Par
U.S TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill
4.46%(b)	10/11/07	$800,000	789,422
4.62%(b),(c)	10/18/07	130,000	128,177
4.66%(b)	10/11/07	100,000	98,678
4.68%(b)	10/11/07	1,500,000	1,480,165

Total U.S Treasury Obligations (Cost $2,496,528)			2,496,442

Shares
MONEY MARKET FUND — 17.7%
95,174,757	PNC Institutional Money Market Trust
	5.29% (Cost $95,174,757)(d)	95,174,757

Total Investments — 117.1% (Cost $562,231,995)		629,791,743
Other Assets & Liabilities, Net — (17.1)%		(91,833,179)

NET ASSETS — 100.0%		$537,958,564

FUTURES CONTRACTS - LONG POSITIONS

Number of Contracts		Unrealized Depreciation
34	CME E-Mini S&P 500, Expires September 2007	$(41,704)

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents annualized yield at date of purchase.
(c)	Security held at broker as collateral for open futures contracts.
(d)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND	June 30, 2007
SCHEDULE OF INVESTMENTS	(Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.2%
5,845,718	Wilshire Variable Insurance Trust Equity Fund*	$157,659,007
8,231,667	Wilshire Variable Insurance Trust Income Fund*	101,743,401

Total Investments in Underlying Funds (Cost $215,206,431)		259,402,408
Other Assets & Liabilities, Net — (0.2)%		(469,870)

NET ASSETS — 100.0%		$258,932,538

*	Affiliated fund.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	June 30, 2007
SCHEDULE OF INVESTMENTS	(Unaudited)

	Maturity Date	Par	Value
ASSET BACKED SECURITIES — 7.0%
Amortizing Residential Collateral Trust
5.60%(a)	01/01/32	$45,011	$45,053
Bayview Financial Acquisition Trust
5.77%(a)	02/28/44	146,797	146,866
Conseco Finance Securitizations Corp.
8.50%	03/01/33	480,969	90,312
Countrywide Home Equity Loan Trust
5.49%(a)	05/15/36	648,870	648,769
Delta Funding Home Equity Loan Trust
7.04%	06/25/27	17,541	17,484
Green Tree Financial Corp.
9.15%	01/15/18	35,755	29,116
Green Tree Home Improvement Loan Trust
7.60%	07/15/20	10,252	9,823
Green Tree Recreational Equipment & Consumer Trust
7.25%	03/15/29	57,570	46,075
Lehman XS Trust
5.58%(a)	02/25/46	383,924	384,981
Morgan Stanley Mortgage Loan Trust
5.47%(a)	03/25/36	294,892	294,955
MSDWCC Heloc Trust
5.51%(a)	07/25/17	28,249	28,272
SACO I, Inc.
5.45%(a)	06/25/36	355,102	355,034
5.49%(a)	03/25/36	286,187	286,186
5.60%(a)	09/25/35	152,609	152,630
Salomon Brothers Mortgage Securities VII
5.62%(a)	03/25/32	91,684	91,799
Securitized Asset Backed Receivables LLC Trust
5.55%(a)	02/25/37	1,258,576	1,258,992
SG Mortgage Securities Trust
5.56%(a)	12/25/36	1,256,685	1,258,256
WAMU Asset-Backed Certificates
5.41%(a)	05/25/47	1,281,379	1,281,484
5.49%(a)	05/25/47	1,300,000	1,300,689
5.61%(a)	05/25/47	1,300,000	1,302,674

Total Asset Backed Securities (Cost $8,997,779)			9,029,450

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.7%
American Home Mortgage Assets
5.55%(a)	05/25/46	336,480	336,960
Asset Securitization Corp.
6.76%(a)	02/14/43	100,000	105,558
Banc of America Commercial Mortgage, Inc.
5.45%	01/15/49	800,000	773,836
Banc of America Funding Corp.
5.22%(a)	09/20/35	2,429,682	2,434,874
Banc of America Mortgage Securities
6.10%(a)	02/25/34	56,401	57,073
Bear Stearns Adjustable Rate Mortgage Trust
4.88%(a)	11/25/34	249,507	250,368
6.32%(a)	02/25/34	158,467	159,445
Citigroup Mortgage Loan Trust, Inc.
4.24%(a)	09/25/34	189,473	189,288
6.23%(a)	02/25/34	207,653	209,312
Countrywide Alternative Loan Trust
5.00%(a)	09/25/34	263,408	264,746
5.53%(a)	03/20/46	1,251,375	1,250,087
5.63%(a)	10/25/35	190,243	190,339
CS First Boston Mortgage Securities Corp.
6.55%	01/17/35	237,243	237,503
First Horizon Asset Securities, Inc.
4.46%(a)	02/25/35	1,085,333	1,101,864
GE Capital Commercial Mortgage Corp.
5.54%	12/10/49	200,000	194,772
Harborview Mortgage Loan Trust
5.54%(a)	05/19/35	213,882	214,069
Homebanc Mortgage Trust
5.62%(a)	05/25/37	268,348	268,611
Impac CMB Trust
5.59%(a)	05/25/35	215,676	215,878
Indymac Index Mortgage Loan Trust
5.10%(a)	09/25/35	101,016	98,371
5.27%(a)	03/25/35	371,196	373,655
5.44%(a)	07/25/36	506,983	505,581
5.52%(a)	06/25/47	455,952	455,978
5.58%(a)	06/25/35	905,178	906,386
JPMorgan Chase Commercial Mortgage Securities Corp.
5.42%	05/15/49	110,000	106,193
5.43%	12/12/43	350,000	338,766
5.47%(a)	01/12/43	100,000	96,931
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	500,000	473,138
Luminent Mortgage Trust
5.51%(a)	05/25/46	404,003	404,203
Master Adjustable Rate Mortgages Trust
4.61%(a)	12/25/34	73,195	74,260
5.78%(a)	12/25/46	363,152	363,271
Morgan Stanley Capital I
4.99%	08/13/42	240,000	227,647
5.69%	04/15/49	400,000	393,943
Morgan Stanley Mortgage Loan Trust
4.18%(a)	08/25/34	331,568	330,169
5.20%(a)	07/25/35	288,994	291,337
Prime Mortgage Trust
8.00%	07/25/34	307,481	315,042
Residential Accredit Loans, Inc.
5.41%(a)	10/25/46	531,733	531,905

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Residential Asset Securitization Trust
4.75%	02/25/19	$967,902	$919,507
Structured Adjustable Rate Mortgage Loan Trust
4.99%(a)	11/25/34	218,209	217,682
5.20%(a)	01/25/35	207,762	206,153
WaMu Mortgage Pass-Through Certificates
4.84%(a)	10/25/35	528,168	520,712
5.55%(a)	04/25/45	213,248	213,683
Washington Mutual MSC Mortgage Pass-Through Certificates
6.64%(a)	01/25/35	108,863	108,511
Wells Fargo Mortgage Backed Securities Trust
3.54%(a)	09/25/34	470,000	455,173
5.24%(a)	04/25/36	151,497	150,230
Zuni Mortgage Loan Trust
5.45%(a)	08/25/36	248,090	247,964

Total Collateralized Mortgage Obligations (Cost $17,874,275)			17,780,974

CORPORATE BONDS — 18.8%
Consumer Discretionary — 2.1%
AMC Entertainment, Inc.
11.00%	02/01/16	10,000	11,050
Boyd Gaming Corp.
6.75%	04/15/14	10,000	9,800
7.12%	02/01/16	10,000	9,700
Caesars Entertainment, Inc.
8.12%	05/15/11	12,000	12,525
CCH I Holdings LLC
11.00%	10/01/15	50,000	52,188
Clear Channel Communications, Inc.
4.25%	05/15/09	50,000	48,324
4.90%	05/15/15	10,000	8,072
5.50%	09/15/14	80,000	68,365
Comcast Corp.
6.50%	01/15/15	665,000	681,856
6.50%	01/15/17	180,000	183,772
CSC Holdings, Inc.
7.62%	04/01/11	20,000	19,850
7.88%	02/15/18	16,000	15,440
DaimlerChrysler NA Holding Corp.
6.50%	11/15/13	30,000	30,984
7.30%	01/15/12	135,000	143,180
DI Finance/DynCorp International
9.50%	02/15/13	10,000	10,638
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%	03/15/13	20,000	20,925
Echostar DBS Corp.
7.00%	10/01/13	20,000	19,700
7.12%	02/01/16	50,000	48,875
Ford Motor Co.
4.25%	12/15/36	20,000	25,050
7.45%	07/16/31	200,000	159,750
General Motors Corp.
8.25%	07/15/23	70,000	63,787
8.38%	07/05/33	30,000	38,472
Hertz Corp.
8.88%	01/01/14	35,000	36,488
Idearc, Inc.
8.00%	11/15/16	95,000	95,950
Inn of the Mountain Gods Resort & Casino
12.00%	11/15/10	10,000	10,725
J.C. Penney Corp., Inc.
7.40%	04/01/37	10,000	10,522
Lamar Media Corp.
7.25%	01/01/13	25,000	24,938
MGM Mirage
6.75%	09/01/12	10,000	9,550
7.62%	01/15/17	70,000	66,587
8.50%	09/15/10	50,000	52,312
Mohegan Tribal Gaming Authority
8.00%	04/01/12	5,000	5,162
Oxford Industries, Inc.
8.88%	06/01/11	10,000	10,325
Premier Entertainment Biloxi LLC
10.75%(b)	02/01/12	10,000	10,400
Service Corp. International
6.75%	04/01/16	30,000	28,425
7.50%*	04/01/27	30,000	28,275
Station Casinos, Inc.
6.00%	04/01/12	20,000	18,800
7.75%	08/15/16	70,000	69,300
Suburban Propane Partners LP
6.88%	12/15/13	30,000	28,950
Time Warner, Inc.
6.50%	11/15/36	130,000	123,431
6.88%	05/01/12	400,000	417,308
TL Aquisitions, Inc.
10.50%*	01/15/15	40,000	39,758
Visteon Corp.
8.25%	08/01/10	20,000	19,850

			2,789,359

Consumer Staples — 0.0%
Reynolds American, Inc.
6.75%	06/15/17	90,000	91,263

Energy — 3.3%
Anadarko Petroleum Corp.
5.76%(a)	09/15/09	150,000	150,134
6.45%	09/15/36	390,000	375,113
Chesapeake Energy Corp.
6.25%	01/15/18	25,000	23,344
6.38%	06/15/15	10,000	9,537

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Energy (continued)
Complete Production Services, Inc.
8.00%*	12/15/16	$75,000	$75,750
ConocoPhillips
4.75%	10/15/12	370,000	358,492
Dynegy Holdings, Inc.
7.75%*	06/01/19	115,000	106,950
El Paso Corp.
7.00%	06/15/17	280,000	276,932
7.75%	01/15/32	40,000	40,292
7.80%	08/01/31	611,000	618,733
Hess Corp.
7.30%	08/15/31	327,000	350,681
7.88%	10/01/29	30,000	33,815
Kerr-McGee Corp.
6.95%	07/01/24	10,000	10,375
7.88%	09/15/31	155,000	179,112
Kinder Morgan Energy Partners LP
5.00%	12/15/13	25,000	23,656
6.00%	02/01/17	250,000	244,655
6.30%	02/01/09	20,000	20,215
6.75%	03/15/11	20,000	20,697
7.12%	03/15/12	5,000	5,260
Peabody Energy Corp.
6.88%	03/15/13	28,000	27,860
Pemex Project Funding Master Trust
6.62%	06/15/35	190,000	192,850
Pogo Producing Co.
6.62%	03/15/15	25,000	24,750
6.88%	10/01/17	25,000	24,812
Pride International, Inc.
7.38%	07/15/14	20,000	20,050
Southern Natural Gas Co.
5.90%*	04/01/17	30,000	29,017
8.00%	03/01/32	75,000	85,061
Tennessee Gas Pipeline Co.
7.62%	04/01/37	150,000	164,596
Williams Cos., Inc.
7.50%	01/15/31	363,000	375,705
7.75%	06/15/31	80,000	84,700
XTO Energy, Inc.
7.50%	04/15/12	296,000	318,230

			4,271,374

Financials — 9.1%
American Express Co.
6.80%(a)	09/01/49	85,000	87,645
American International Group, Inc.
6.25%	03/15/37	200,000	189,103
Bank of America Corp.
5.38%	08/15/11	380,000	378,339
Citigroup, Inc.
4.12%	02/22/10	400,000	388,031
5.00%	09/15/14	265,000	252,084
E*Trade Financial Corp.
7.38%	09/15/13	10,000	10,150
Ford Motor Credit Co. LLC
5.80%	01/12/09	80,000	78,308
6.62%	06/16/08	50,000	49,966
7.25%	10/25/11	55,000	52,934
7.38%	10/28/09	1,540,000	1,528,690
7.38%	02/01/11	60,000	58,617
10.61%(a)	06/15/11	103,000	111,265
Forest City Enterprises, Inc.
6.50%	02/01/17	8,000	7,580
General Electric Capital Corp.
4.12%	09/01/09	670,000	653,779
GMAC LLC
4.38%	12/10/07	170,000	168,774
5.12%	05/09/08	150,000	148,127
5.62%	05/15/09	800,000	782,186
5.85%	01/14/09	210,000	206,963
6.12%	08/28/07	160,000	160,109
6.31%	11/30/07	50,000	49,880
7.25%	03/02/11	165,000	164,459
7.75%	01/19/10	90,000	91,110
Goldman Sachs Group, Inc.
6.60%	01/15/12	290,000	300,300
HSBC Finance Corp.
4.62%	09/15/10	400,000	389,274
6.38%	11/27/12	40,000	41,067
6.50%	11/15/08	213,000	215,991
JPMorgan Chase & Co.
5.12%	09/15/14	595,000	571,355
5.15%	10/01/15	200,000	190,179
5.75%	01/02/13	195,000	195,051
Lehman Brothers Holdings, Inc.
5.50%	04/04/16	160,000	155,344
6.62%	01/18/12	150,000	155,587
Mizuho JGB Investment LLC
9.87%(a)*	12/31/49	210,000	218,299
Mizuho Preferred Capital Co. LLC
8.79%(a)*	12/31/49	360,000	370,551
Morgan Stanley
3.62%	04/01/08	40,000	39,453
5.62%	01/09/12	300,000	299,353
5.81%(a)	10/18/16	40,000	39,956
Residential Capital LLC
6.00%	02/22/11	250,000	241,909
6.50%	06/01/12	80,000	78,064
SLM Corp.
3.90%(a)	04/01/09	220,000	206,012
5.00%	10/01/13	310,000	264,496
5.00%	04/15/15	10,000	8,218
5.05%	11/14/14	50,000	41,579
5.38%	05/15/14	345,000	295,641
5.62%	08/01/33	30,000	23,392
Suntrust Capital VIII
6.10%(a)	12/15/36	50,000	45,788

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Financials (continued)
Travelers Cos., Inc. (The)
6.25%(a)	03/15/37	$210,000	$201,799
U.S. Bancorp
3.12%	03/15/08	170,000	167,293
Unilever Capital Corp.
7.12%	11/01/10	55,000	57,652
Ventas Realty LP/Ventas Capital Corp. REIT
6.75%	06/01/10	10,000	10,100
8.75%	05/01/09	20,000	20,925
9.00%	05/01/12	10,000	10,925
Wachovia Capital Trust III
5.80%(a)	12/29/49	80,000	79,651
Wachovia Corp.
5.62%	10/15/16	690,000	672,059
Wells Fargo & Co.
5.00%	11/15/14	5,000	4,775
5.30%	08/26/11	480,000	476,521
Wells Fargo Capital
5.95%	12/15/36	100,000	93,276

			11,799,934

Health Care — 0.6%
AmerisourceBergen Corp.
5.88%	09/15/15	20,000	19,232
Community Health System, Inc.
8.88%*	07/15/15	80,000	81,100
DaVita, Inc.
6.62%*	03/15/13	45,000	43,931
HCA, Inc.
6.25%	02/15/13	14,000	12,635
6.50%	02/15/16	79,000	66,854
7.69%	06/15/25	30,000	26,094
9.12%*	11/15/14	10,000	10,512
9.25%*	11/15/16	60,000	63,900
HCA, Inc. PIK
9.62%*	11/15/16	20,000	21,500
Tenet Healthcare Corp.
6.38%	12/01/11	121,000	110,564
9.25%	02/01/15	71,000	67,450
Wyeth
5.95%	04/01/37	200,000	191,136

			714,908

Industrials — 0.7%
Delta Air Lines, Inc.
7.57%	11/18/10	200,000	207,500
DRS Technologies, Inc.
6.62%	02/01/16	10,000	9,650
Eastman Kodak Co.
7.25%	11/15/13	35,000	35,000
Graham Packaging Co., Inc.
8.50%	10/15/12	40,000	40,250
9.88%	10/15/14	25,000	25,281
Horizon Lines LLC
9.00%	11/01/12	13,000	13,748
Kansas City Southern Railway Corp.
9.50%	10/01/08	23,000	23,805
Norfolk Southern Corp.
6.20%	04/15/09	90,000	91,010
Waste Management, Inc.
6.88%	05/15/09	425,000	434,658

			880,902

Information Technology — 0.1%
Electronic Data Systems Corp.
7.12%	10/15/09	10,000	10,292
Freescale Semiconductor, Inc.
8.88%*	12/15/14	20,000	19,100
Sungard Data Systems, Inc.
9.12%	08/15/13	40,000	40,950
Xerox Corp.
6.75%	02/01/17	10,000	10,258

			80,600

Materials — 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.38%	04/01/17	60,000	64,050
Georgia Gulf Corp.
9.50%	10/15/14	10,000	9,950
Lyondell Chemical Co.
8.00%	09/15/14	30,000	30,825
8.25%	09/15/16	30,000	31,350
Steel Dynamics, Inc.
6.75%*	04/01/15	60,000	58,800
Westlake Chemical Corp.
6.62%	01/15/16	12,000	11,370
Weyerhaeuser Co.
6.75%	03/15/12	125,000	129,332

			335,677

Telecommunication Services — 0.8%
AT&T, Inc.
5.10%	09/15/14	80,000	76,307
BellSouth Capital Funding Corp.
7.88%	02/15/30	160,000	180,644
BellSouth Corp.
4.75%	11/15/12	10,000	9,557
Cincinnati Bell, Inc.
7.00%	02/15/15	18,000	17,640
Citizens Communications Co.
7.88%	01/15/27	55,000	53,488
9.25%	05/15/11	10,000	10,800
Intelsat Corp.
9.00%	06/15/16	5,000	5,238
Level 3 Financing, Inc.
8.75%*	02/15/17	15,000	14,831
9.25%	11/01/14	10,000	10,100

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Telecommunication Services (continued)
New Cingular Wireless Services, Inc.
8.12%	05/01/12	$85,000	$93,461
Nextel Communications, Inc.
5.95%	03/15/14	15,000	14,287
7.38%	08/01/15	20,000	19,991
Qwest Communications International, Inc.
7.50%	02/15/14	10,000	10,125
8.86%(a)	02/15/09	27,000	27,270
Qwest Corp.
5.62%	11/15/08	30,000	29,887
6.88%	09/15/33	20,000	18,750
Sprint Capital Corp.
8.38%	03/15/12	40,000	43,576
8.75%	03/15/32	75,000	84,235
Sprint Nextel Corp.
6.00%	12/01/16	250,000	237,164
Verizon Global Funding Corp.
4.38%	06/01/13	35,000	32,592
Windstream Corp.
8.62%	08/01/16	85,000	89,887

			1,079,830

Utilities — 1.8%
AES Corp. (The)
7.75%	03/01/14	3,000	3,008
8.88%	02/15/11	19,000	20,021
9.38%	09/15/10	63,000	67,016
9.50%	06/01/09	68,000	71,060
Amerigas Partners LP
7.25%	05/20/15	10,000	9,900
Dominion Resources, Inc.
4.12%	02/15/08	30,000	29,756
4.75%	12/15/10	30,000	29,299
5.70%	09/17/12	260,000	260,206
Duke Energy Carolinas LLC
5.62%	11/30/12	380,000	379,889
Edison Mission Energy
7.00%*	05/15/17	60,000	56,550
7.20%*	05/15/19	80,000	75,200
7.62%*	05/15/27	40,000	37,800
Exelon Corp.
5.62%	06/15/35	265,000	236,750
FirstEnergy Corp.
6.45%	11/15/11	180,000	184,574
7.38%	11/15/31	310,000	335,590
NRG Energy, Inc.
7.25%	02/01/14	40,000	40,100
7.38%	02/01/16	35,000	35,088
7.38%	01/15/17	20,000	20,075
Pacific Gas & Electric Co.
5.80%	03/01/37	10,000	9,328
6.05%	03/01/34	220,000	213,112
Texas Competitive Electric Holdings Co. LLC
7.00%	03/15/13	50,000	51,574
TXU Corp.
5.55%	11/15/14	40,000	33,957
6.50%	11/15/24	10,000	8,269
6.55%	11/15/34	160,000	129,411

			2,337,533

Total Corporate Bonds (Cost $24,645,477)			24,381,380

FOREIGN BONDS — 7.8%
Bermuda — 0.0%
Intelsat , Ltd.
9.25%	06/15/16	15,000	15,938

Brazil — 0.3%
Brazilian Government International Bond
10.12%(c)	05/15/27	6,000	8,460
11.00%(c)	08/17/40	245,000	321,318

			329,778

Canada — 0.6%
Anadarko Finance Co.
6.75%(c)	05/01/11	200,000	206,498
Canadian Government Bond
4.00%(d)	12/01/31	30,000	46,725
ChevronTexaco Capital Co.
3.50%(c)	09/17/07	200,000	199,318
Conoco Funding Co.
6.35%(c)	10/15/11	70,000	72,179
7.25%(c)	10/15/31	35,000	39,529
Hydro Quebec
6.30%(c)	05/11/11	60,000	61,954
Opti Canada, Inc.
7.88%*(c)	12/15/14	100,000	100,000
8.25%*(c)	12/15/14	15,000	15,225
Rogers Cable, Inc.
6.75%(c)	03/15/15	10,000	10,310
Rogers Wireless, Inc.
6.38%(c)	03/01/14	10,000	10,107
Shaw Communications, Inc.
7.20%(c)	12/15/11	24,000	24,840
Sun Media Corp.
7.62%(c)	02/15/13	10,000	10,050
Western Oil Sands, Inc.
8.38%(c)	05/01/12	37,000	40,469

			837,204

Cayman Islands — 0.7%
MUFG Capital Finance 1, Ltd.
6.35%(a)(c)	07/29/49	100,000	98,244
Petrobras International Finance Co.
6.12%(c)	10/06/16	100,000	98,000

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Cayman Islands (continued)
Systems 2001 Asset Trust LLC
6.66%*(c)	09/15/13	$386,674	$400,830
Vale Overseas, Ltd.
6.88%	11/21/36	310,000	311,608

			908,682

Colombia — 0.1%
Columbia Government International Bond
7.38%(c)	09/18/37	100,000	111,000

France — 0.1%
Compagnie Generale de Geophysique - Veritas
7.50%(c)	05/15/15	25,000	25,000
7.75%(c)	05/15/17	70,000	70,875

			95,875

Germany — 0.5%
Bundesrepublik Deutschland
3.75%	01/04/15	240,000	308,035
3.75%	01/04/17	250,000	317,453

			625,488

Japan — 0.2%
Aiful Corp.
6.00%*	12/12/11	200,000	199,299

Luxembourg — 1.1%
FMC Finance III SA
6.88%*	07/15/17	70,000	68,600
Telecom Italia Capital SA
4.95%(c)	09/30/14	40,000	37,061
5.25%(c)	11/15/13	35,000	33,350
5.25%(c)	10/01/15	210,000	195,272
Tyco International Group SA
6.00%(c)	11/15/13	220,000	225,904
6.12%(c)	11/01/08	60,000	60,536
6.12%(c)	01/15/09	10,000	10,127
6.38%(c)	10/15/11	100,000	103,016
6.75%(c)	02/15/11	80,000	83,840
6.88%(c)	01/15/29	150,000	173,128
7.00%(c)	06/15/28	378,000	440,183

			1,431,017

Marshall Islands — 0.0%
Teekay Corp.
8.88%(c)	07/15/11	19,000	20,140

Mexico — 0.5%
Mexico Government International Bond
6.75%(c)	09/27/34	660,000	703,890

Netherlands — 0.3%
Deutsche Telekom International Finance BV
5.75%(c)	03/23/16	195,000	190,225
Royal KPN NV
8.00%(c)	10/01/10	230,000	246,163

			436,388

Norway — 1.4%
Eksportfinans A/S
5.50%	06/26/17	1,800,000	1,797,644

Panama — 0.1%
Panama Government International Bond
7.12%(c)	01/29/26	81,000	86,265

Russia — 0.8%
Russia Government International Bond STEP
7.50%(a)(c)	03/31/30	999,975	1,101,472

Sweden — 1.0%
Svensk Exportkredit AB
4.88%(c)	09/29/11	1,300,000	1,278,707

United Kingdom — 0.1%
British Telecommunications PLC
8.62%(c)	12/15/10	140,000	152,988

Total Foreign Bonds (Cost $9,856,139)			10,131,775

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 45.2%
Federal Home Loan Bank — 0.2%
5.40%	01/02/09	130,000	129,903
5.92%	04/09/08	100,000	100,423

			230,326

Federal Home Loan Mortgage Corp. — 4.0%
4.75%	03/05/12	200,000	195,721
5.00%	08/01/33	1,018,818	959,993
5.00%	09/01/33	305,210	287,588
5.00%	09/01/33	687,026	647,358
5.00%	09/01/33	334,112	314,821
5.00%	10/01/33	674,887	635,920
5.00%	07/01/36	500,000	468,594
5.62%	11/23/35	190,000	177,720
5.65%(a)	05/01/37	1,299,957	1,294,851
6.00%	06/15/11	200,000	205,313
6.62%	09/15/09	100,000	102,932

			5,290,811

Federal National Mortgage Assoc. — 38.2%
5.00%	08/01/22	4,300,000	4,148,156
5.00%	07/01/35	14,200,000	13,303,625
5.00%	08/01/37	1,000,000	936,562
5.50%	07/19/16	200,000	197,000
5.50%	11/01/21	99,203	97,732
5.50%	02/01/22	99,222	97,751
5.50%	08/01/22	3,900,000	3,835,406
5.50%	04/01/36	1,420,134	1,361,468
5.50%	07/01/36	4,000,000	3,857,500
5.50%	08/01/37	4,800,000	4,626,000

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Federal National Mortgage Assoc. (continued)
6.00%	05/15/11	$200,000	$205,263
6.00%	07/01/35	2,800,000	2,769,374
6.00%	10/01/35	551,741	545,833
6.00%	02/01/36	119,897	118,613
6.00%	02/01/36	41,119	40,679
6.00%	03/01/36	493,877	488,588
6.00%	06/01/36	387,189	383,043
6.00%	07/01/36	780,856	772,495
6.00%	07/01/36	331,098	327,553
6.00%	07/01/36	22,709	22,466
6.00%	08/01/36	730,688	722,864
6.00%	08/01/36	907,203	897,489
6.00%	09/01/36	705,666	698,110
6.00%	09/01/36	656,575	649,544
6.00%	09/01/36	709,330	701,734
6.00%	10/01/36	24,245	23,985
6.00%	10/01/36	119,954	118,669
6.00%	10/01/36	315,633	312,253
6.00%	10/01/36	156,270	154,596
6.00%	10/01/36	48,755	48,233
6.00%	11/01/36	90,329	89,362
6.00%	12/01/36	58,932	58,301
6.00%	01/01/37	43,030	42,569
6.00%	01/01/37	268,098	265,227
6.00%	02/01/37	196,218	194,117
6.00%	03/01/37	497,623	492,295
6.00%	04/01/37	109,251	108,082
6.00%	05/01/37	826,893	818,039
6.00%	08/01/37	150,000	148,266
6.50%	07/01/37	1,360,000	1,372,750
6.50%	08/01/37	3,000,000	3,025,314
7.00%	05/01/32	77,073	79,899
7.12%	06/15/10	200,000	210,406
7.25%	01/15/10	200,000	209,619

			49,576,830

Government National Mortgage Assoc. — 2.8%
5.50%	12/01/20	1,700,000	1,649,530
5.50%	05/15/36	189,620	184,028
6.00%	05/15/33	186,731	185,775
6.00%	03/15/35	1,187,084	1,181,007
6.00%	03/15/37	390,084	388,088

			3,588,428

Total U.S. Government & Agency Obligations (Cost $59,247,476)			58,686,395

U.S. TREASURY OBLIGATIONS — 26.0%
United States Treasury Notes & Bonds
0.88%(e)	04/15/10	80,000	82,854
1.88%(e)	07/15/15	380,000	381,414
2.00%(e)	07/15/14	220,000	231,461
2.00%(e)	01/15/26	535,000	504,417
2.38%(e)	04/15/11	2,790,000	2,871,556
2.38%(e)	01/15/27	515,000	506,658
2.50%(e)	07/15/16	630,000	637,290
3.38%	02/15/08	4,000,000	3,959,688
3.50%(e)	01/15/11	400,000	488,500
3.62%(e)	04/15/28	310,000	458,744
3.88%(e)	04/15/29	380,000	576,571
4.50%	03/31/12	740,000	726,472
4.50%	04/30/12	2,630,000	2,581,098
4.50%	02/15/36	575,000	520,645
4.62%	12/31/11	5,250,000	5,184,784
4.62%	02/15/17	1,000,000	968,438
4.75%	05/31/12	60,000	59,531
4.75%	02/15/37	2,090,000	1,970,642
5.12%	05/15/16	7,430,000	7,471,794
5.65%(f)	11/15/21	890,000	419,120
6.25%	08/15/23	255,000	283,150
6.75%	08/15/26	725,000	857,766
8.75%	08/15/20	1,515,000	2,023,235

Total U.S. Treasury Obligations (Cost $34,319,136)			33,765,828

Shares
PREFERRED STOCK — 0.2%
460	Fresenius Medical Capital Trust II
	7.88%	46,345
6,250	General Motors Convertible Series B
	5.25%	138,125
2,000	General Motors Convertible Series C
	6.25%	50,119

Total Preferred Stock (Cost $208,590)		234,589

	Maturity Date	Par	Value
REPURCHASE AGREEMENT — 13.4%
Agreement with Deutsche Bank, 5.20% dated 6/29/07 to be repurchased at $17,507,583, collateralized by $19,033,000 Federal Home Loan Mortgage Corp. Note, 5.00%, due 12/14/2018 (market value $ 17,899,014) (Cost $17,500,000)	07/02/07	17,500,000	17,500,000

Total Investments — 132.1% (Cost $172,648,872)			171,510,391
Other Assets & Liabilities, Net — (32.1)%			(41,696,890)

NET ASSETS — 100.0%			$129,813,501

STEP - Step Coupon Bond

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At June 30, 2007, these securities amounted to $2,135,778 or 1.64% of net assets.
(a)	Variable rate security. The interest rate represents the rate at June 30, 2007.
(b)	Security in default with regards to scheduled interest or principal payments.
(c)	Foreign security denominated in U.S. Dollars.
(d)	Investment in non-U.S. Dollars. Par amount reflects principal in local currency.
(e)	Inflation protection security. Principal amount periodically adjusted for inflation.
(f)	Zero coupon bond. The interest rate represents the yield at time of purchase.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND	June 30, 2007
SCHEDULE OF INVESTMENTS	(Unaudited)

	Maturity Date	Par	Value
CERTIFICATE OF DEPOSIT — 1.7%
Financials — 1.7%
HSBC Bank USA
5.41%(a) (Cost $100,051)	07/28/08	$100,000	$100,154

COMMERCIAL PAPER — 6.8%
Financials — 6.8%
Bank of America Corp.
5.37%(b)	07/20/07	100,000	99,708
BNP Paribas
5.39%(b)	08/01/07	100,000	99,550
JPMorgan Chase & Co.
5.37%(b)	08/09/07	115,000	114,347
Nordea NA, Inc.
5.37%(b)	07/27/07	100,000	99,606

Total Commercial Paper (Cost $413,176)			413,211

CORPORATE BONDS — 2.1%
Consumer Discretionary — 0.2%
Gillette Co. (The)
4.13%	08/30/07	10,000	9,981

Energy — 0.9%
ChevronTexaco Capital Co. (Canada)
3.50%	09/17/07	55,000	54,812

Financials — 1.0%
General Electric Capital Corp.
6.50%	12/10/07	60,000	60,295

Total Corporate Bonds (Cost $125,144)			125,088

FOREIGN BONDS — 4.1%
Supra-national Agency — 4.1%
International Bank for Reconstruction and Development
5.22%(b)	07/03/07	250,000	249,893

Total Foreign Bonds (Cost $249,893)			249,893

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.9%
Federal Agricultural Mortgage Corp. — 4.0%
5.25%(b)	07/11/07	250,000	249,605

Federal Farm Credit Bank — 6.7%
3.70%	11/02/07	25,000	24,865
5.17%(b)	07/05/07	30,000	29,979
5.23%(b)	07/11/07	100,000	99,843
6.30%	08/08/07	250,000	250,200

			404,887

Federal Home Loan Bank — 16.0%
3.00%	10/05/07	100,000	99,386
3.25%	12/17/07	250,000	247,598
4.50%	01/25/08	135,000	134,336
5.27%(b)	08/01/07	100,000	99,560
5.27%(b)	08/27/07	140,000	138,843
5.38%	07/05/07	250,000	249,997

			969,720

Federal Home Loan Mortgage Corp. — 20.4%
3.30%	09/14/07	200,000	199,164
3.55%	11/15/07	150,000	148,960
4.50%	08/22/07	250,000	249,642
4.75%(b)	07/13/07	44,000	43,926
5.22%(b)	07/09/07	171,000	170,780
5.23%(b)	07/05/07	55,000	54,961
5.27%(b)	08/20/07	250,000	248,187
5.31%(b)	07/13/07	46,000	45,913
5.32%(b)	12/11/07	35,000	34,201
5.34%(b)	01/11/08	47,000	45,727

			1,241,461

Federal National Mortgage Assoc. — 24.8%
3.53%	10/19/07	185,000	183,962
4.00%	03/10/08	300,000	297,253
5.22%(b)	07/02/07	43,000	42,988
5.24%(b)	07/11/07	220,000	219,654
5.25%(b)	07/12/07	250,000	249,569
5.28%(b)	10/10/07	34,000	33,519
5.29%(b)	08/01/07	265,000	263,834
5.29%(b)	09/28/07	117,000	115,541
5.29%(b)	10/05/07	100,000	98,657

			1,504,977

Total U.S. Government & Agency Obligations (Cost $4,371,283)			4,370,650

Total Investments — 86.6% (Cost $5,259,547)			5,258,996
Other Assets & Liabilities, Net — 13.4%			816,182

NET ASSETS — 100.0%			$6,075,178

(a)	Variable rate security. The interest rate represents the rate at June 30, 2007.
(b)	Represents annualized yield at date of purchase.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 96.3%
Consumer Discretionary — 13.5%
230	1-800 Contacts, Inc.†	$5,393
735	1-800-FLOWERS.COM, Inc., Class A†	6,931
800	99 Cents Only Stores†	10,488
524	A.C. Moore Arts & Crafts, Inc.†	10,276
863	Aaron Rents, Inc.(a)	25,200
1,591	Aeropostale, Inc.†	66,313
540	AFC Enterprises†	9,337
480	Ambassadors Group, Inc.	17,054
100	Ambassadors International, Inc.	3,326
17,384	Amerigon, Inc.†	312,738
334	Ameristar Casinos, Inc.	11,603
2,024	Applebees International, Inc.	48,778
920	Arbitron, Inc.	47,408
1,635	Bally Technologies, Inc.†	43,197
775	Bebe Stores, Inc.	12,408
340	Benihana, Inc., Class A†	6,800
702	Big 5 Sporting Goods Corp.	17,901
9,192	BJ’s Restaurants, Inc.†	181,450
4,950	Blue Nile, Inc.†	298,980
100	Blyth, Inc.	2,658
100	Bon-Ton Stores, Inc. (The)	4,006
805	Bright Horizons Family Solutions, Inc.†	31,322
626	Brown Shoe Co., Inc.	15,224
430	Buckle, Inc. (The)	16,942
476	Buffalo Wild Wings, Inc.†	19,797
485	Build-A-Bear Workshop, Inc.†(a)	12,678
150	Cabela’s, Inc., Class A†	3,319
265	Cache, Inc.†(a)	3,517
897	California Pizza Kitchen, Inc.†	19,268
12,480	Capella Education Co.†	574,454
303	Carrols Restaurant Group, Inc.†	4,621
1,798	Carter’s, Inc.†	46,640
1,011	Casual Male Retail Group, Inc.†	10,211
940	Catalina Marketing Corp.	29,610
232	Cato Corp. (The), Class A	5,090
460	CBRL Group, Inc.	19,541
410	CEC Entertainment, Inc.†	14,432
1,992	Champion Enterprises, Inc.†(a)	19,581
780	Charlotte Russe Holding, Inc.†	20,959
170	Cherokee, Inc.	6,212
692	Childrens Place Retail Stores, Inc. (The)†	35,735
1,011	Chipotle Mexican Grill, Inc., Class B†	79,495
1,110	Christopher & Banks Corp.	19,036
390	Cinemark Holdings, Inc.†	6,977
2,050	Citadel Broadcasting Corp.	13,222
11,766	Citi Trends, Inc.†(a)	446,638
1,940	CKE Restaurants, Inc.	38,936
1,065	CKX, Inc.†(a)	14,718
895	Coinmach Service Corp., Class A	11,841
240	Coinstar, Inc.†	7,555
100	Columbia Sportswear Co.	6,868
20	Conn’s, Inc.†(a)	571
2,665	Corinthian Colleges, Inc.†	43,413
230	Courier Corp.	9,200
160	CPI Corp.	11,120
270	Crown Media Holdings, Inc., Class A†(a)	1,944
75	CSK Auto Corp.†	1,380
405	Cumulus Media, Inc., Class A†(a)	3,787
146	DEB Shops, Inc.	4,037
400	Deckers Outdoor Corp.†	40,360
2,880	Denny’s Corp.†	12,816
1,845	DeVry, Inc.	62,767
475	Dover Downs Gaming & Entertainment, Inc.	7,130
1,115	Dress Barn, Inc.†(a)	22,880
560	Drew Industries, Inc.†	18,558
498	DSW, Inc., Class A†(a)	17,340
972	Entravision Communications Corp., Class A†	10,138
70	Ethan Allen Interiors, Inc.	2,397
1,965	Fleetwood Enterprises, Inc.†	17,783
1,343	Fossil, Inc.†	39,605
395	Gaiam, Inc., Class A†(a)	7,201
80	Gander Mountain Co.†	908
550	Gaylord Entertainment Co.†	29,502
7,048	Gemstar-TV Guide International, Inc.†	34,676
590	Genesco, Inc.†	30,863
270	GenTek, Inc.†(a)	9,509
370	G-III Apparel Group, Ltd.†	5,842
480	Global Sources, Ltd.†	10,896
9,655	GSI Commerce, Inc.†(a)	219,265
852	Guitar Center, Inc.†	50,958
1,010	Gymboree Corp.†	39,804
895	Harris Interactive, Inc.†	4,788
2,920	Hayes Lemmerz International, Inc.†	15,622
194	Heelys, Inc.†(a)	5,017
10,112	Hibbett Sports, Inc.†	276,867
270	Home Solutions of America, Inc.†(a)	1,615
680	Hot Topic, Inc.†	7,392
1,554	Iconix Brand Group, Inc.†(a)	34,530
233	Ihop Corp.	12,682
390	Interactive Data Corp.	10,444
1,230	INVESTools, Inc.†	12,251
475	iRobot Corp.†(a)	9,429
53	Isle of Capri Casinos, Inc.†	1,270
1,205	J Crew Group, Inc.†	65,178
530	Jack in the Box, Inc.†	37,598
823	Jackson Hewitt Tax Service, Inc.	23,134
70	Jo-Ann Stores, Inc.†	1,990
560	Jos. A. Bank Clothiers, Inc.†(a)	23,223
505	Keystone Automotive Industries, Inc.†	20,892
415	Kimball International, Inc., Class B	5,814
410	Knology, Inc.†	7,122
1,980	Krispy Kreme Doughnuts, Inc.†(a)	18,335
263	K-Swiss, Inc., Class A	7,451

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
280	Lakes Entertainment, Inc.†	$3,307
790	Lear Corp.†	28,132
30	Libbey, Inc.	647
982	Life Time Fitness, Inc.†(a)	52,272
65	Lifetime Brands, Inc.(a)	1,329
95	Lincoln Educational Services Corp.†	1,412
150	Live Nation, Inc.†	3,357
1,395	LKQ Corp.†(a)	34,401
493	Lodgenet Entertainment Corp.†(a)	15,806
435	Maidenform Brands, Inc.†	8,639
230	Marcus Corp.	5,465
50	Marine Products Corp.	411
815	Martha Stewart Living Omnimedia, Class A(a)	14,018
1,115	Marvel Entertainment, Inc.†	28,410
970	Matthews International Corp., Class A	42,302
420	McCormick & Schmick’s Seafood Restaurants, Inc.†	10,895
1,668	Men’s Wearhouse, Inc. (The)(a)	85,185
455	Midas, Inc.†	10,315
373	Monarch Casino & Resort, Inc.†	10,015
340	Monro Muffler, Inc.	12,733
625	Morgans Hotel Group Co.†(a)	15,237
380	Morningstar, Inc.†	17,869
130	Morton’s Restaurant Group, Inc.†	2,354
625	MTR Gaming Group, Inc.†	9,625
1,293	National CineMedia, Inc.†	36,217
355	Nautilus, Inc.(a)	4,274
1,445	NetFlix, Inc.†(a)	28,018
665	New York & Co., Inc.†	7,288
90	Nexstar Broadcasting Group, Inc., Class A†	1,183
360	Noble International, Ltd.	7,358
760	Oakley, Inc.	21,584
500	Overstock.com, Inc.†	9,135
790	P.F. Chang’s China Bistro, Inc.†(a)	27,808
1,755	Pacific Sunwear of California, Inc.†	38,610
410	Papa John’s International, Inc.†	11,792
900	Payless Shoesource, Inc.†	28,395
419	Peet’s Coffee & Tea, Inc.†	10,320
230	PEP Boys-Manny Moe & Jack	4,637
655	PetMed Express, Inc.†	8,410
37,757	Pinnacle Entertainment, Inc.†	1,062,860
932	Polaris Industries, Inc.(a)	50,477
900	Premier Exhibitions, Inc.†	14,184
281	Pre-Paid Legal Services, Inc.†	18,071
1,166	Priceline.com, Inc.†(a)	80,151
1,175	Quiksilver, Inc.†	16,603
752	Rare Hospitality International, Inc.†	20,131
950	Raser Technologies, Inc.†(a)	7,020
513	Red Robin Gourmet Burgers, Inc.†	20,710
843	Retail Ventures, Inc.†	13,598
170	Riviera Holdings Corp.†	6,179
1,342	Ruby Tuesday, Inc.	35,335
585	Ruth’s Chris Steak House, Inc.†	9,939
2,880	Sally Beauty Holdings, Inc.†(a)	25,920
189	Sauer-Danfoss, Inc.	5,625
950	Sealy Corp.	15,694
1,514	Select Comfort Corp.†(a)	24,557
90	Shoe Carnival, Inc.†	2,474
1,080	Shuffle Master, Inc.†(a)	17,928
445	Shutterfly, Inc.†	9,590
715	Sinclair Broadcast Group, Inc., Class A	10,167
630	Skechers U.S.A., Inc., Class A†	18,396
905	Smith & Wesson Holding Corp.†(a)	15,159
2,050	Sonic Corp.†	45,346
2,039	Sotheby’s(a)	93,835
200	Source Interlink Cos., Inc.†	996
630	Spanish Broadcasting System, Class A†	2,709
990	Spartan Motors, Inc.	16,850
535	Stamps.com, Inc.†	7,372
115	Stein Mart, Inc.	1,410
400	Steiner Leisure, Ltd.†	19,648
310	Steven Madden, Ltd.	10,156
5,088	Strayer Education, Inc.	670,140
100	Stride Rite Corp.	2,026
690	Sturm Ruger & Co., Inc.†	10,709
1,099	Sun-Times Media Group, Inc., Class A	5,770
1,630	Syntax-Brillian Corp.†(a)	8,020
190	Systemax, Inc.	3,954
2,555	Tempur-Pedic International, Inc.(a)	66,174
325	Tenneco, Inc.†	11,388
1,615	Texas Roadhouse, Inc., Class A†	20,656
530	Timberland Co., Class A†	13,351
2,992	Tivo, Inc.†(a)	17,324
460	Town Sports International Holdings, Inc.†	8,887
1,932	Triarc Cos., Inc., Class B	30,332
425	True Religion Apparel, Inc.†	8,640
939	Tupperware Brands Corp.	26,987
950	Tween Brands, Inc.†	42,370
760	Under Armour, Inc., Class A†(a)	34,694
440	Universal Electronics, Inc.†	15,981
725	Universal Technical Institute, Inc.†	18,408
970	Vail Resorts, Inc.†(a)	59,044
725	Valassis Communications, Inc.†	12,463
40	Value Line, Inc.	1,756
785	Valuevision Media, Inc., Class A†	8,886
230	Vertrue, Inc.†	11,219
2,050	Visteon Corp.†	16,605
450	Volcom, Inc.†	22,558
738	Warnaco Group, Inc. (The)†	29,033
1,940	Westwood One, Inc.	13,949
2,595	Wet Seal, Inc. (The), Class A†(a)	15,596
900	Winnebago Industries	26,568
1,250	WMS Industries, Inc.†	36,075
900	Wolverine World Wide, Inc.	24,939
695	World Wrestling Entertainment, Inc., Class A	11,113

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
7,719	Zumiez, Inc.†(a)	$291,623

		8,021,471

Consumer Staples — 1.6%
110	Alico, Inc.	6,709
2,940	Alliance One International, Inc.†	29,547
1,429	American Oriental Bioengineering, Inc.†	12,718
40	Arden Group, Inc., Class A	5,456
240	Boston Beer Co., Inc., Class A†	9,444
20	Cal-Maine Foods, Inc.	328
19,194	Castle Brands, Inc.†	107,486
928	Central European Distribution Corp.†(a)	32,127
470	Chattem, Inc.†(a)	29,789
185	Coca Cola Bottling Co. Consolidated	9,306
2,485	Darling International, Inc.†	22,713
662	Flowers Foods, Inc.	22,084
120	Great Atlantic & Pacific Tea Co.†(a)	4,025
180	Green Mountain Coffee Roasters, Inc.†	14,173
330	Ingles Markets, Inc., Class A	11,368
225	Inter Parfums, Inc.	5,990
290	J&J Snack Foods Corp.	10,945
795	Jones Soda Co.†(a)	11,146
630	Lancaster Colony Corp.	26,391
265	Lance, Inc.	6,243
965	Longs Drug Stores Corp.	50,682
475	Mannatech, Inc.(a)	7,548
50	Maui Land & Pineapple Co., Inc.†	1,837
25	MGP Ingredients, Inc.	422
190	Nash Finch Co.	9,405
312	National Beverage Corp.†(a)	3,591
1,025	Nu Skin Enterprises, Inc., Class A	16,912
285	Pantry, Inc. (The)†	13,139
980	Pathmark Stores, Inc.†	12,701
1,435	Playtex Products, Inc.†	21,252
130	PriceSmart, Inc.	3,215
220	Ralcorp Holdings, Inc.†	11,759
303	Reddy Ice Holdings, Inc.	8,642
320	Sanderson Farms, Inc.	14,406
1	Seaboard Corp.	2,345
240	Spartan Stores, Inc.	7,898
24,820	SunOpta, Inc.†	276,743
120	Synutra International, Inc.†	2,437
10	Tiens Biotech Group USA, Inc.†	38
261	Tootsie Roll Industries, Inc.	7,232
1,320	United Natural Foods, Inc.†	35,086
260	USANA Health Sciences, Inc.†(a)	11,632
575	Vector Group, Ltd.(a)	12,955
210	WD-40 Co.	6,903
915	Wild Oats Markets, Inc.†	15,335
60	Winn-Dixie Stores, Inc.†	1,758

		933,861

Energy — 7.0%
400	Alon USA Energy, Inc.	17,604
2,015	Alpha Natural Resources, Inc.†(a)	41,892
70	APCO Argentina, Inc.	5,944
7,133	Arena Resources, Inc.†(a)	414,498
410	Arlington Tankers, Ltd.	11,759
705	Atlas America, Inc.	37,880
10,655	ATP Oil & Gas Corp.†(a)	518,259
845	Atwood Oceanics, Inc.†	57,984
565	Aventine Renewable Energy Holdings, Inc.†	9,588
915	Basic Energy Services, Inc.†	23,396
490	Berry Petroleum Co., Class A	18,463
750	Bill Barret Corp.†(a)	27,622
485	Bois d’Arc Energy, Inc.†	8,260
1,390	BPZ Energy, Inc.†	7,756
686	Cal Dive International, Inc.†	11,408
630	CARBO Ceramics, Inc.	27,600
700	Carrizo Oil & Gas, Inc.†(a)	29,029
300	Clean Energy Fuels Corp.†	3,768
1,315	Complete Production Services, Inc.†	33,993
1,010	Comstock Resources, Inc.†	30,270
400	Contango Oil & Gas Co.†(a)	14,516
1,138	Crosstex Energy, Inc.(a)	32,695
220	Dawson Geophysical Co.†	13,521
205	Delek US Holdings, Inc.	5,463
2,015	Delta Petroleum Corp.†(a)	40,461
650	Double Hull Tankers, Inc.	10,133
22,370	Dresser-Rand Group, Inc.†	883,615
820	Dril-Quip, Inc.†	36,859
505	ENGlobal Corp.†(a)	6,136
905	Evergreen Energy, Inc.†(a)	5,457
1,090	FX Energy, Inc.†	9,973
992	GeoGlobal Resources, Inc.†(a)	5,049
210	Geokinetics, Inc.†	6,516
355	GMX Resources, Inc.†	12,283
230	Golar LNG, Ltd.	3,832
475	Goodrich Petroleum Corp.†(a)	16,449
444	Grey Wolf, Inc.†	3,659
300	Gulf Island Fabrication, Inc.	10,410
605	Gulfport Energy Corp.†	12,088
0	Helix Energy Solutions Group, Inc.†	16
820	Hercules Offshore, Inc.†(a)	26,552
2,185	Input/Output, Inc.†(a)	34,108
2,105	International Coal Group, Inc.†	12,588
500	Knightsbridge Tankers, Ltd.	15,255
470	Lufkin Industries, Inc.	30,338
1,437	Mariner Energy, Inc.†	34,847
200	Markwest Hydrocarbon, Inc.	11,486
750	Matrix Service Co.†	18,637
350	McMoRan Exploration Co.†(a)	4,900
540	NATCO Group, Inc., Class A†	24,862
2,376	Newpark Resources†	18,414
960	Nova Biosource Fuels, Inc.†	2,448
709	Pacific Ethanol, Inc.†(a)	9,359

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Energy (continued)
16,940	Parallel Petroleum Corp.†	$370,986
2,740	Parker Drilling Co.†	28,880
530	Penn Virginia Corp	21,306
2,685	Petrohawk Energy Corp.†	42,584
68	Petroleum Development Corp.†	3,229
1,275	Petroquest Energy, Inc.†	18,538
220	PHI, Inc.†	6,554
5,004	Rentech, Inc.†(a)	12,960
840	Rosetta Resources, Inc.†	18,094
992	RPC, Inc.	16,904
970	Ship Finance International, Ltd.	28,790
855	SulphCo, Inc.†(a)	3,087
190	Superior Offshore International, Inc.†	3,458
353	Superior Well Services, Inc.†	8,970
8,725	T-3 Energy Services, Inc.†	291,851
1,030	TXCO Resources, Inc.†	10,588
70	Universal Compression Holdings, Inc.†	5,073
750	Uranium Resources, Inc.†	8,272
217	US BioEnergy Corp.†	2,465
385	Venoco, Inc.†	7,188
885	VeraSun Energy Corp.†	12,815
1,575	Warren Resources, Inc.†	18,396
7,175	W-H Energy Services, Inc.†	444,204
800	Willbros Group, Inc.†	23,744
670	World Fuel Services Corp.	28,180

		4,147,014

Financials — 6.9%
130	21st Century Insurance Group	2,842
64	Abington Community Bancorp, Inc.†	611
991	Acadia Realty Trust	25,716
1,885	Advance America Cash Advance Centers, Inc.	33,440
550	Advanta Corp., Class B	17,127
8,775	Affiliated Managers Group, Inc.†(a)	1,129,869
62	Alexander’s, Inc.†	25,064
462	Alexandria Real Estate Equities, Inc.(a)	44,731
600	Amtrust Financial Services, Inc.	11,274
480	Associated Estates Realty Corp.	7,483
230	Asta Funding, Inc.(a)	8,839
300	Bank of the Ozarks, Inc.	8,361
41	Calamos Asset Management, Inc., Class A	1,048
65	Cascade Bancorp	1,504
870	Cash America International, Inc.	34,496
870	Centerline Holding Co.(a)	15,660
70	Citizens, Inc.†	493
45	City Bank	1,418
60	Clayton Holdings, Inc.†	683
288	CoBiz, Inc.	5,219
542	Cohen & Steers, Inc.	23,550
6,591	Community Bancorp†	184,416
376	CompuCredit Corp.†(a)	13,168
180	Consolidated-Tomoka Land Co.	12,472
124	Corporate Office Properties Trust	5,085
1,250	Cousins Properties, Inc.	36,262
157	Credit Acceptance Corp.†	4,212
2,430	Crescent Real Estate Equities Co.	54,529
155	Darwin Professional Underwriters, Inc.†	3,901
1,639	Digital Realty Trust, Inc.	61,758
490	Dollar Financial Corp.†	13,965
599	EastGroup Properties, Inc.	26,248
376	eHealth, Inc.†	7,178
70	Encore Capital Group, Inc.†	874
220	Enstar Group Ltd†(a)	26,556
230	Enterprise Financial Services Corp.	5,718
260	Epoch Holding Corp.†	3,481
1,690	Equity Inns, Inc.	37,856
617	Equity Lifestyle Properties, Inc.	32,201
20	Evercore Partners, Inc., Class A	595
1,131	EZCORP, Inc., Class A†	14,974
180	FCStone Group, Inc.†	10,316
1,915	FelCor Lodging Trust, Inc.	49,847
35	First Busey Corp.	700
805	First Cash Financial Services, Inc.†	18,869
40	First Financial Bankshares, Inc.	1,552
850	First Industrial Realty Trust, Inc.(a)	32,946
211	First Mercury Financial Corp.†	4,425
240	First Republic Bank	12,878
260	First South Bancorp, Inc.(a)	6,994
80	Frontier Financial Corp.(a)	1,802
50	GAMCO Investors, Inc., Class A	2,803
530	Getty Realty Corp.	13,928
5,275	GFI Group, Inc.†	382,332
1,143	Glimcher Realty Trust(a)	28,575
590	Greenhill & Co., Inc.(a)	40,539
30	Greenlight Capital RE, Ltd.†	676
480	Grubb & Ellis Co.†	5,568
1,240	Highwoods Properties, Inc.	46,500
70	Hilb, Rogal & Hobbs Co.	3,000
792	Home Properties, Inc.	41,129
325	Inland Real Estate Corp.(a)	5,518
550	Interactive Brokers Group, Inc., Class A†	14,922
1,202	International Securities Exchange Holdings, Inc.	78,551
10	James River Group, Inc.	332
405	JER Investors Trust, Inc.	6,075
50	KBW, Inc.†	1,469
140	K-Fed Bancorp	2,197
40	Kite Realty Group Trust	761
1,310	Knight Capital Group, Inc., Class A†	21,746
3,010	Ladenburg Thalmann Financial Services, Inc.†(a)	6,923
500	Maguire Properties, Inc.	17,165
950	MarketAxess Holdings, Inc.†	17,090
786	Mid-America Apartment Communities, Inc.	41,249
3,205	Move, Inc.†	14,358

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Financials (continued)
1	National City Corp.	$33
783	National Financial Partners Corp.(a)	36,261
50	National Health Investors, Inc.	1,586
40	National Interstate Corp.	1,043
2,440	Nationwide Health Properties, Inc.	66,368
40	Nelnet, Inc., Class A	978
1,665	NewAlliance Bancshares, Inc.	24,509
204	NewStar Financial, Inc.†	2,903
1,290	NexCen Brands, Inc.†	14,371
2,065	Omega Healthcare Investors, Inc.	32,689
1,340	optionsXpress Holdings, Inc.	34,384
165	Oritani Financial Corp.†	2,358
440	PennantPark Investment Corp.	6,178
423	Penson Worldwide, Inc.†	10,376
262	Pinnacle Financial Partners, Inc.†	7,692
493	Portfolio Recovery Associates, Inc.(a)	29,590
230	Post Properties, Inc.	11,990
45	Preferred Bank	1,800
1	Premierwest Bancorp	7
260	Primus Guaranty, Ltd.†	2,787
365	PrivateBancorp, Inc.	10,512
490	PS Business Parks, Inc.	31,051
190	QC Holdings, Inc.	2,850
196	Quadra Realty Trust, Inc.†	2,452
370	Ramco-Gershenson Properties Trust	13,294
330	Saul Centers, Inc.	14,966
230	Sierra Bancorp.(a)	6,486
16,270	Signature Bank†	554,807
36	Southside Bancshares, Inc.	776
466	Stifel Financial Corp.†(a)	27,443
257	Suffolk Bancorp	8,203
490	Sun Communities, Inc.(a)	14,587
545	Superior Bancorp†	5,575
197	SVB Financial Group†	10,463
80	SWS Group, Inc.	1,730
960	Tanger Factory Outlet Centers, Inc.(a)	35,952
340	Tejon Ranch Co.†(a)	15,028
85	Texas Capital Bancshares, Inc.†	1,900
730	Thomas Properties Group, Inc.	11,665
619	Tower Group, Inc.	19,746
890	TradeStation Group, Inc.†	10,369
2,302	Trustco Bank Corp.(a)	22,744
245	United Security Bancshares(a)	4,993
280	Universal American Financial Corp.†	5,958
120	Universal Health Realty Income Trust	3,996
360	US Global Investors, Inc., Class A	8,161
1	Vineyard National Bancorp	17
453	Virginia Commerce Bancorp, Inc.†(a)	7,660
300	W.P. Stewart & Co., Ltd.(a)	3,267
2,154	Waddell & Reed Financial, Inc., Class A	56,026
1,390	Washington Real Estate Investment Trust	47,260
25	Wauwatosa Holdings, Inc.†	414
248	Westamerica Bancorp.(a)	10,972
285	Western Alliance Bancorp†	8,507
65	Wilshire Bancorp, Inc.	792
545	World Acceptance Corp.†	23,288

		4,170,425

Health Care — 17.2%
13,948	Abaxis, Inc.†	290,956
880	Abiomed, Inc.†	9,486
946	Acadia Pharmaceuticals, Inc.†(a)	12,932
509	Accuray, Inc.†	11,290
650	Acorda Therapeutics, Inc.†	11,089
1,096	Adams Respiratory Therapeutics, Inc.†(a)	43,171
437	Advanced Magnetics, Inc.†	25,416
127	Affymax, Inc.†	3,424
2,109	Affymetrix, Inc.†(a)	52,493
325	Air Methods Corp.†	11,918
1,687	Akorn, Inc.†(a)	11,792
320	Albany Molecular Research, Inc.†	4,752
1,127	Alexion Pharmaceuticals, Inc.†	50,783
620	Alexza Pharmaceuticals, Inc.†	5,127
1,825	Align Technology, Inc.†(a)	44,092
3,094	Alkermes, Inc.†	45,172
460	Alliance Imaging, Inc.†	4,319
1,280	Allos Therapeutics, Inc.†	5,658
1,700	Allscripts Healthcare Solutions, Inc.†(a)	43,316
990	Alnylam Pharmaceuticals, Inc.†	15,038
645	Altus Pharmaceuticals, Inc.†	7,443
750	Amedisys, Inc.†	27,260
360	American Dental Partners, Inc.†	9,349
2,215	American Medical Systems Holdings, Inc.†	39,959
130	Amicus Therapeutics, Inc.†	1,495
1,070	AMN Healthcare Services, Inc.†	23,540
289	Angiodynamics, Inc.†	5,205
216	Animal Health International, Inc.†	3,130
549	Apria Healthcare Group, Inc.†	15,795
1,214	ARIAD Pharmaceuticals, Inc.†	6,665
1,000	Arqule, Inc.†	7,050
1,445	Array Biopharma, Inc.†	16,863
776	Arrow International, Inc.	29,705
845	Arthrocare Corp.†	37,104
505	Aspect Medical Systems, Inc.†(a)	7,555
530	Assisted Living Concepts, Inc., Class A†	5,644
870	Auxilium Pharmaceuticals, Inc.†.	13,868
810	Beijing Med-Pharm Corp.†	8,643
300	Bentley Pharmaceuticals, Inc.†	3,642
150	Biodel, Inc.†	2,970
1,690	Bioenvision, Inc.†	9,768
2,940	BioMarin Pharmaceuticals, Inc.†(a)	52,744
330	BioMimetic Therapeutics, Inc.†	5,158

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Health Care (continued)
1,190	Bionovo, Inc.†(a)	$4,593
345	Bio-Reference Labs, Inc.†	9,436
257	Biosite, Inc.†	23,523
110	Bradley Pharmaceuticals, Inc.†	2,388
1,990	Bruker BioSciences Corp.†	17,930
490	Cadence Pharmaceuticals, Inc.†	5,944
180	Capital Senior Living Corp.†	1,696
300	Caraco Pharmaceutical Laboratories, Ltd.†	4,554
2,245	Cell Genesys, Inc.†	7,521
935	Centene Corp.†	20,028
1,690	Cepheid, Inc.†	24,674
725	Chemed Corp.	48,060
200	Computer Programs & Systems, Inc.	6,196
41,105	Conceptus, Inc.†(a)	796,204
235	Corvel Corp.†	6,143
75	Cross Country Healthcare, Inc.†	1,251
690	Cryolife, Inc.†	8,977
1,705	Cubist Pharmaceuticals, Inc.†	33,606
420	Cutera, Inc.†	10,466
1,818	CV Therapeutics, Inc.†(a)	24,016
675	Cyberonics, Inc.†(a)	11,354
230	Cynosure, Inc., Class A†	8,379
985	Cypress Bioscience, Inc.†	13,061
730	Cytokinetics, Inc.†	4,124
2,670	CytRx Corp.†	8,330
2,560	Dendreon Corp.†(a)	18,125
665	Digene Corp.†(a)	39,933
585	Dionex Corp.†	41,529
2,600	Discovery Laboratories, Inc.†	7,358
723	DJO, Inc.†(a)	29,838
2,130	Durect Corp.†(a)	8,200
1,405	Eclipsys Corp.†	27,819
290	Emergency Medical Services Corp., Class A†	11,348
102	Emeritus Corp.†	3,160
1,850	Encysive Pharmaceuticals, Inc.†(a)	3,293
947	Enzo Biochem, Inc.†	14,158
1,160	Enzon Pharmaceuticals, Inc.†(a)	9,106
1,200	eResearch Technology, Inc.†	11,412
535	ev3, Inc.†(a)	9,031
2,973	Exelixis, Inc.†	35,973
610	FoxHollow Technologies, Inc.†	12,956
40	Genesis HealthCare Corp.†	2,737
415	Genomic Health, Inc.†	7,802
265	Gentiva Health Services, Inc.†	5,316
2,030	Genvec, Inc.†(a)	4,770
2,240	Geron Corp.†(a)	15,770
597	Greatbatch, Inc.†	19,343
513	GTx, Inc.†	8,305
760	Haemonetics Corp.†	39,984
1,980	Halozyme Therapeutics, Inc.†(a)	18,275
240	Hansen Medical, Inc.†(a)	4,534
955	HealthExtras, Inc.†	28,249
920	Healthspring, Inc.†	17,535
1,076	Healthways, Inc.†(a)	50,970
640	HMS Holdings Corp.†	12,250
1,659	Hologic, Inc.†(a)	91,759
4,123	Human Genome Sciences, Inc.†	36,777
928	Hythiam, Inc.†(a)	8,027
270	ICU Medical, Inc.†	11,594
760	Idenix Pharmaceuticals, Inc.†	4,484
625	I-Flow Corp.†(a)	10,462
1,652	Illumina, Inc.†(a)	67,055
2,123	Immucor, Inc.†	59,380
1,530	Immunomedics, Inc.†	6,350
1,536	Incyte Corp.†	9,216
41,090	Indevus Pharmaceuticals, Inc.†	276,536
190	Insulet Corp.†	2,698
558	Integra LifeSciences Holdings Corp.†(a)	27,576
713	InterMune, Inc.†(a)	18,495
960	inVentiv Health, Inc.†	35,146
398	Inverness Medical Innovations, Inc.†	20,306
11,182	IRIS International, Inc.†	188,305
1,304	Isis Pharmaceuticals, Inc.†(a)	12,623
1,300	Javelin Pharmaceuticals, Inc.†	8,047
390	Kendle International, Inc.†	14,340
270	Kensey Nash Corp.†	7,239
32,443	Keryx Biopharmaceuticals, Inc.†(a)	316,968
1,300	Kosan Biosciences, Inc.†	6,786
1,088	KV Pharmaceutical Co., Class A†	29,637
1,406	Kyphon, Inc.†	67,699
150	Landauer, Inc.	7,388
615	LCA-Vision, Inc.(a)	29,065
447	LHC Group, Inc.†(a)	11,711
20,080	Lifecell Corp.†	613,244
2,770	Ligand Pharmaceuticals, Inc., Class B(a)	19,058
1,095	Luminex Corp.†(a)	13,479
190	Magellan Health Services, Inc.†	8,829
531	Matria Healthcare, Inc.†	16,079
3,870	Medarex, Inc.†(a)	55,302
100	Medcath Corp.†	3,180
355	Medical Action Industries, Inc.†	6,411
1,585	Medicines Co.†	27,928
9,655	Medicis Pharmaceutical Corp., Class A(a)	294,864
650	Medivation, Inc.†	13,279
1,224	Mentor Corp.	49,792
1,217	Meridian Bioscience, Inc.	26,360
110	Merit Medical Systems, Inc.†	1,316
440	Metabolix, Inc.†	11,013
2,455	MGI Pharma, Inc.†	54,918
13,810	Micrus Endovascular Corp.†	339,726
1,440	Minrad International, Inc.†	8,539
138	Molecular Insight Pharmaceuticals, Inc.†(a)	1,303

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Health Care (continued)
316	Momenta Pharmaceuticals, Inc.†(a)	$3,185
260	MWI Veterinary Supply, Inc.†	10,371
1,323	Myriad Genetics, Inc.†(a)	49,202
790	Nabi Biopharmaceuticals†	3,634
779	Nastech Pharmaceutical Co., Inc.†(a)	8,499
140	National Healthcare Corp.	7,224
655	Natus Medical, Inc.†	10,428
2,820	Nektar Therapeutics†	26,762
615	Neurocrine Biosciences, Inc.†	6,906
970	Neurogen Corp.†	6,441
650	Nighthawk Radiology Holdings, Inc.†(a)	11,732
600	Northstar Neuroscience, Inc.†	6,978
200	Novacea, Inc.†	1,890
764	Noven Pharmaceuticals, Inc.†	17,916
1,065	NuVasive, Inc.†	28,766
615	NxStage Medical, Inc.†(a)	7,952
9,895	Obagi Medical Products, Inc.†	175,339
65	Odyssey HealthCare, Inc.†	771
1,033	Omnicell, Inc.†	21,466
420	Omrix Biopharmaceuticals, Inc.†	13,213
1,477	Onyx Pharmaceuticals, Inc.†	39,731
400	Option Care, Inc.	6,160
1,420	OraSure Technologies, Inc.†	11,616
190	Orexigen Therapeutics, Inc.†	2,854
300	Orthofix International NV†	13,491
1,780	OSI Pharmaceuticals, Inc.†(a)	64,454
391	Osiris Therapeutics, Inc.†(a)	5,282
220	Owens & Minor, Inc.	7,687
1,100	Pain Therapeutics, Inc.†(a)	9,581
560	Palomar Medical Technologies, Inc.†	19,438
990	Par Pharmaceutical Cos., Inc.†	27,948
860	Parexel International Corp.†	36,172
715	Penwest Pharmaceuticals Co.†(a)	8,916
1,245	Perrigo Co.	24,377
280	PharmaNet Development Group, Inc.†	8,926
805	Pharmion Corp.†	23,305
1,265	Phase Forward, Inc.†	21,290
705	PolyMedica Corp.	28,799
710	Poniard Pharmaceuticals, Inc.†	4,828
785	Pozen, Inc.†	14,185
400	PRA International†	10,120
715	Progenics Pharmaceuticals, Inc.†(a)	15,423
990	Protalix Biotherapeutics, Inc.†	26,720
270	Providence Service Corp. (The)†	7,214
2,065	PSS World Medical, Inc.†	37,624
22,271	Psychiatric Solutions, Inc.†	807,546
16,838	Quidel Corp.†	295,675
19,600	Radiation Therapy Services, Inc.†(a)	516,264
910	Regeneration Technologies, Inc.†	10,238
1,955	Regeneron Pharmaceuticals, Inc.†	35,034
800	Rigel Pharmaceuticals, Inc.†	7,128
1,285	Salix Pharmaceuticals, Ltd.†	15,806
61,711	Santarus, Inc.†(a)	319,046
1,630	Savient Pharmaceuticals, Inc.†	20,245
915	Sciele Pharma, Inc.†(a)	21,557
1,280	Seattle Genetics, Inc.†	12,557
925	Senomyx, Inc.†(a)	12,487
519	Sirona Dental Systems, Inc.†(a)	19,634
160	Sirtris Pharmaceuticals, Inc.†	1,579
17,680	Skilled Healthcare Group, Inc., Class A†	274,217
305	Somaxon Pharmaceuticals, Inc.†	3,709
810	Sonic Innovations, Inc.†	7,088
506	SonoSite, Inc.†	15,904
950	Spectranetics Corp.†	10,944
800	Stereotaxis, Inc.†	10,448
920	STERIS Corp.	28,152
1,312	Sun Healthcare Group, Inc.†	19,011
1,170	Sunrise Senior Living, Inc.†	46,788
1,640	SuperGen, Inc.†(a)	9,118
470	SurModics, Inc.†(a)	23,500
45	Symbion, Inc.†	977
95	Symmetry Medical, Inc.†	1,521
151	Synta Pharmaceuticals Corp.†	1,253
765	Tanox, Inc.†	14,849
1,500	Telik, Inc.†(a)	5,070
1,010	Tercica, Inc.†	5,151
14,520	Theravance, Inc.†(a)	464,640
1,635	Thoratec Corp.†	30,068
320	TomoTherapy, Inc.†	7,014
1,386	Trizetto Group, Inc.†(a)	26,833
260	Trubion Pharmaceuticals, Inc.†	5,429
644	United Therapeutics Corp.†(a)	41,061
2,918	Valeant Pharmaceuticals International	48,701
820	Vanda Pharmaceuticals, Inc.†	16,613
555	Varian, Inc.†	30,431
916	Ventana Medical Systems, Inc.†	70,779
940	Verenium Corp.†(a)	4,766
1,895	Viropharma, Inc.†	26,151
470	Visicu, Inc.†	4,300
7,102	Vital Images, Inc.†	192,890
305	Vital Signs, Inc.	16,943
1,790	Vivus, Inc.†	9,362
730	Volcano Corp.†	14,753
1,015	West Pharmaceutical Services, Inc.	47,857
1,035	Wright Medical Group, Inc.†	24,964
660	Xenoport, Inc.†	29,317
3,480	XOMA, Ltd.†	10,579
470	Zoll Medical Corp.†	10,486
1,195	Zymogenetics, Inc.†(a)	17,459

		10,233,309

Industrials — 14.3%
465	3D Systems Corp.†(a)	11,565
365	A.S.V., Inc.†(a)	6,307
285	AAON, Inc.	9,077

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Industrials (continued)
1,067	AAR Corp.†(a)	$35,222
100	ABM Industries, Inc.	2,581
435	ACCO Brands Corp.†(a)	10,027
739	Actuant Corp., Class A	46,601
957	Acuity Brands, Inc.	57,688
716	Administaff, Inc.	23,979
9,625	Advisory Board Co. (The)†	534,765
960	Aecom Technology Corp.†	23,818
210	Aerovironment, Inc.†	4,328
2,815	Airtran Holdings, Inc.†(a)	30,740
160	Allegiant Travel Co.†	4,918
302	Altra Holdings, Inc.†	5,219
1,917	American Commercial Lines, Inc.†	49,938
465	American Ecology Corp.	9,960
300	American Railcar Industries, Inc.	11,700
920	American Reprographics Co.†(a)	28,327
280	American Science & Engineering, Inc.†(a)	15,918
1,065	American Superconductor Corp.†(a)	20,565
30	Ameron International Corp.	2,706
20	Ampco-Pittsburgh Corp.	802
20	Amrep Corp.(a)	951
885	Apogee Enterprises, Inc.	24,621
225	Applied Industrial Technologies, Inc.	6,637
155	Argon ST, Inc.†	3,598
1,040	Arrowhead Research Corp.†	5,231
580	Astec Industries, Inc.†	24,488
360	AZZ, Inc.†	12,114
373	Badger Meter, Inc.(a)	10,541
220	Baker (Michael) Corp.†	8,173
1,415	Baldor Electric Co.(a)	69,731
1,285	Barnes Group, Inc.(a)	40,709
155	Barrett Business Services, Inc.	4,004
27,600	BE Aerospace, Inc.†	1,139,880
1,235	Beacon Roofing Supply, Inc.†(a)	20,983
1,390	Belden CDT, Inc.	76,936
1,157	Bucyrus International, Inc., Class A(a)	81,892
35	Builders FirstSource, Inc.†	562
70	Cascade Corp.	5,491
402	CBIZ, Inc.†	2,955
80	CDI Corp.	2,576
715	Celadon Group, Inc.†	11,368
1,655	Cenveo, Inc.†	38,379
596	Ceradyne, Inc.†(a)	44,080
250	Chart Industries, Inc.†	7,110
790	Clarcor, Inc.	29,570
510	Clean Harbors, Inc.†	25,204
260	Coleman Cable, Inc.†	6,724
325	Columbus McKinnon Corp.†	10,465
135	Comfort Systems USA, Inc.	1,914
535	COMSYS IT Partners, Inc.†	12,203
280	Consolidated Graphics, Inc†	19,398
595	CoStar Group, Inc.†	31,464
324	CRA International, Inc.†	15,617
310	Cubic Corp.	9,356
650	Curtiss-Wright Corp.	30,296
865	Diamond Management & Technology Consultants, Inc.	11,418
330	Dynamex, Inc.†	8,425
370	Dynamic Materials Corp.(a)	13,875
105	DynCorp International, Inc., Class A†	2,309
340	Eagle Bulk Shipping, Inc.	7,619
40	EDO Corp.	1,315
497	EGL, Inc.†	23,101
14,931	Energy Conversion Devices, Inc.†(a)	460,173
795	ESCO Technologies, Inc.†	28,827
160	Esterline Technologies Corp.†	7,730
27,780	Evergreen Solar, Inc.†(a)	258,354
340	Exponent, Inc.†	7,606
130	ExpressJet Holdings, Inc.†	777
145	First Advantage Corp., Class A†	3,336
1,145	Florida East Coast Industries, Inc.	95,012
1,140	Flow International Corp.†	14,364
2,090	Force Protection, Inc.†(a)	43,138
726	Forward Air Corp.	24,749
295	Foster (L.B.) Co., Class A†	8,461
595	Franklin Electric Co., Inc.(a)	28,072
25	Freightcar America, Inc.	1,196
9,944	FTI Consulting, Inc.†(a)	378,171
530	Fuel Tech, Inc.†	18,152
2,030	FuelCell Energy, Inc.†(a)	16,078
30	Genco Shipping & Trading, Ltd.	1,238
1,725	GenCorp., Inc.†	22,546
583	Genesee & Wyoming, Inc., Class A†	17,397
877	Genlyte Group, Inc.†	68,880
1,550	Geo Group, Inc. (The)†	45,105
380	GeoEye, Inc.†	8,257
945	Goodman Global, Inc.†	20,998
350	Gorman-Rupp Co. (The)	11,151
639	Granite Construction, Inc.	41,011
210	Great Lakes Dredge & Dock Corp.†	1,995
550	H&E Equipment Services, Inc.†	15,257
850	Healthcare Services Group	25,075
585	Heartland Express, Inc.	9,535
790	Heico Corp.(a)	33,243
520	Heidrick & Struggles International, Inc.†	26,645
1,952	Herman Miller, Inc.	61,683
2,904	Hexcel Corp.†	61,187
1,040	Horizon Lines, Inc., Class A	34,070
515	Houston Wire & Cable Co.†(a)	14,631
1,191	HUB Group, Inc., Class A†	41,876
775	Hudson Highland Group, Inc.†	16,577
170	Hurco Cos., Inc.†	8,497
5,408	Huron Consulting Group, Inc.†(a)	394,838
150	ICT Group, Inc.†	2,806
970	IHS, Inc., Class A†	44,620

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Industrials (continued)
729	II-VI, Inc.†	$19,807
1,250	Infrasource Services, Inc.†	46,375
37,220	Innerworkings, Inc.†(a)	596,264
385	Innovative Solutions & Support, Inc.†	8,940
255	Insteel Industries, Inc.(a)	4,590
205	Integrated Electrical Services, Inc.†	6,759
1,683	Interface, Inc., Class A	31,741
338	Interline Brands, Inc.†	8,815
972	Ionatron, Inc.†	3,791
752	JetBlue Airways Corp.†(a)	8,836
20	Kadant, Inc.†	624
250	Kaman Corp.	7,797
719	Kaydon Corp.	37,474
159	Kelly Services, Inc., Class A	4,366
8,994	Kenexa Corp.†	339,164
785	Kforce, Inc.†	12,544
1,755	Knight Transportation, Inc.(a)	34,012
1,525	Knoll, Inc.	34,160
1,075	Korn/Ferry International†	28,229
1,427	Labor Ready, Inc.†	32,978
14,025	Ladish Co., Inc.†	603,075
57	Lamson & Sessions Co. (The)†	1,514
427	Layne Christensen Co.†	17,486
345	LECG Corp.†	5,213
140	Lindsay Manufacturing Co.(a)	6,201
380	M&F Worldwide Corp.†	25,300
780	McGrath Rentcorp.	26,278
695	Medis Technologies, Ltd.†(a)	10,210
420	Middleby Corp.†(a)	25,124
750	Midwest Air Group, Inc.†	11,265
85	Miller Industries, Inc.†	2,133
330	Mine Safety Appliances Co.(a)	14,441
880	Mobile Mini, Inc.†	25,696
290	Moog, Inc., Class A†	12,792
75	MTC Technologies, Inc.†	1,842
150	Multi-Color Corp.	5,896
1,245	Navigant Consulting, Inc.†	23,107
93	NCI Building Systems, Inc.†	4,588
794	Nordson Corp.	39,827
370	Nuco2, Inc.†	9,498
1,260	Odyssey Marine Exploration, Inc.†	7,573
850	Old Dominion Freight Line†	25,627
223	On Assignment, Inc.†	2,391
1,545	Orbital Sciences Corp.†	32,460
350	Pacer International, Inc.	8,232
365	PeopleSupport, Inc.†	4,143
630	Perini Corp.†	38,764
90	PGT, Inc.†	984
415	Pike Electric Corp.†(a)	9,288
600	Pinnacle Airlines Corp.†	11,250
170	Powell Industries, Inc.†	5,399
160	Protection One, Inc.†	2,394
490	Raven Industries, Inc.	17,498
653	RBC Bearings, Inc.†	26,936
1,505	Resources Connection, Inc.†	49,936
870	Rollins, Inc.	19,810
350	RSC Holdings, Inc.†	7,000
50	Saia, Inc.†	1,363
50	Schawk, Inc.	1,001
130	School Specialty, Inc.†(a)	4,607
540	Simpson Manufacturing Co., Inc.	18,220
861	Spherion Corp.†	8,085
90	Standard Parking Corp.†	3,162
120	Standard Register Co. (The)	1,368
240	Stanley, Inc.†	4,229
230	Sun Hydraulics, Inc.	11,327
60	TAL International Group, Inc.	1,783
8,486	Taleo Corp., Class A†	191,189
1,910	Taser International, Inc.†(a)	26,664
250	Team, Inc.†	11,242
916	Teledyne Technologies, Inc.†	42,090
1,287	TeleTech Holdings, Inc.†	41,802
264	Tennant Co.	9,636
1,065	Tetra Tech, Inc.†	22,951
740	Titan International, Inc.	23,391
292	TransDigm Group, Inc.†	11,814
45	Trex Co., Inc.†(a)	883
115	Triumph Group, Inc.	7,529
605	TurboChef Technologies, Inc.†(a)	8,422
140	Twin Disc, Inc.	10,067
912	UAP Holding Corp.	27,488
160	Ultrapetrol Bahamas, Ltd.†	3,792
260	United Industrial Corp.(a)	15,595
550	United Stationers, Inc.†	36,652
83	Universal Truckload Services, Inc.†	1,649
580	Valmont Industries, Inc.	42,201
595	Vicor Corp.	7,872
1,503	Wabtec Corp.	54,905
1,600	Walter Industries, Inc.	46,336
140	Washington Group International, Inc.†	11,201
1,510	Waste Connections, Inc.†	45,662
160	Waste Industries USA, Inc.	5,462
660	Watsco, Inc.	35,904
320	Watson Wyatt Worldwide, Inc., Class A	16,154
105	Williams Scotsman International, Inc.†(a)	2,500
920	Woodward Governor Co.	49,376
280	Xerium Technologies, Inc.	2,134

		8,549,493

Information Technology — 32.2%
1,500	24/7 Real Media, Inc.†	17,595
875	Acacia Research-Acacia Technologies†	14,140
675	Acme Packet, Inc.†	7,756
1,860	Actuate Corp.†	12,629
932	Adtran, Inc.	24,204

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Information Technology (continued)
1,170	Advanced Analogic Technologies, Inc.†	$11,349
1,105	Advanced Energy Industries, Inc.†	25,039
570	Advent Software, Inc.†(a)	18,553
90	Agile Software Corp.†	725
2,050	AMIS Holdings, Inc.†	25,666
3,213	Amkor Technology, Inc.†	50,605
1,810	Anadigics, Inc.†(a)	24,960
25	Anaren, Inc.†	440
790	Anixter International, Inc.†	59,416
520	Ansoft Corp.†	15,335
2,388	Ansys, Inc.†	63,282
3,320	Applied Micro Circuits Corp.†	8,300
3,115	Arris Group, Inc.†(a)	54,793
3,927	Art Technology Group, Inc.†	10,446
2,710	Aspen Technology, Inc.†	37,940
1,360	Asyst Technologies, Inc.†	9,833
11,633	Atheros Communications, Inc.†	358,762
916	ATMI, Inc.†	27,480
25,910	Authorize.Net Holdings, Inc.†	463,530
5,979	Avanex Corp.†(a)	10,762
350	Bankrate, Inc.†(a)	16,772
430	Benchmark Electronics, Inc.†	9,727
380	BigBand Networks, Inc.†	4,982
1,142	Blackbaud, Inc.	25,215
13,930	Blackboard, Inc.†	586,732
397	Blue Coat Systems, Inc.†	19,659
1,400	Brightpoint, Inc.†	19,306
220	Brooks Automation, Inc.†	3,993
594	Cabot Microelectronics Corp.†	21,081
80	CACI International, Inc., Class A†	3,908
196	Cass Information Systems, Inc.	7,107
140	Cavium Networks, Inc.†	3,167
1,521	C-COR, Inc.†	21,385
1,004	Chordiant Software, Inc.†	15,723
1,517	Cirrus Logic, Inc.†	12,591
4,647	CNET Networks, Inc.†	38,059
1,330	Cogent, Inc.†	19,538
1,075	Cognex Corp.	24,198
320	Coherent, Inc.†	9,763
320	Cohu, Inc.	7,120
543	Color Kinetics, Inc.†(a)	18,142
5,402	CommScope, Inc.†(a)	315,207
25,735	Commvault Systems, Inc.†	444,443
31,865	Comtech Group, Inc.†	526,092
713	Comtech Telecommunications Corp.†	33,097
120	Comverge, Inc.†	3,721
15,039	Concur Technologies, Inc.†(a)	343,641
3,991	Conexant Systems, Inc.†	5,508
470	Covansys Corp.†	15,947
215	CPI International, Inc.†	4,263
520	Cray, Inc.†	3,968
560	CSG Systems International, Inc.†	14,846
965	Cybersource Corp.†	11,638
856	Cymer, Inc.†	34,411
974	Daktronics, Inc.(a)	20,922
28,000	DealerTrack Holdings, Inc.†	1,031,520
105	Digi International, Inc.†	1,548
1,272	Digital River, Inc.†(a)	57,558
617	Diodes, Inc.†(a)	25,772
380	Ditech Networks, Inc.†	3,112
710	DivX, Inc.†	10,650
27,442	Double-Take Software, Inc.†	450,324
45	DSP Group, Inc.†	921
8,915	DTS, Inc.†	194,079
600	Dycom Industries, Inc.†	17,988
350	Eagle Test Systems, Inc.†	5,621
920	Echelon Corp.†(a)	14,380
565	eCollege.com, Inc.†	12,571
1,245	eFunds Corp.†	43,936
235	EMS Technologies, Inc.†	5,184
1,555	Emulex Corp.†	33,961
90	EnerNOC, Inc.†	3,432
575	Entegris, Inc.†	6,831
1,785	Epicor Software Corp.†	26,543
790	EPIQ Systems, Inc.†	12,766
6,218	Equinix, Inc.†(a)	568,761
1,413	Euronet Worldwide, Inc.†	41,203
515	Exar Corp.†	6,901
70	Excel Technology, Inc.†	1,956
15,447	ExlService Holdings, Inc.†	289,477
200	Extreme Networks†	810
980	FalconStor Software, Inc.†	10,339
450	FARO Technologies, Inc.†	14,337
1,089	FEI Co.†	35,349
8,235	Finisar Corp.†(a)	31,128
2,045	Flir Systems, Inc.†(a)	94,581
1,473	Formfactor, Inc.†	56,416
440	Forrester Research, Inc.†	12,377
3,895	Foundry Networks, Inc.†	64,891
2,118	Gartner, Inc.†	52,082
265	Genesis Microchip, Inc.†	2,480
295	Gevity HR, Inc.	5,702
1,285	Global Cash Access Holdings, Inc.†	20,586
220	Glu Mobile, Inc.†	3,058
660	Greenfield Online, Inc.†	10,501
99	Guidance Software, Inc.†	1,396
2,440	Harmonic, Inc.†	21,643
777	Harris Stratex Networks, Inc., Class A†	13,970
505	Heartland Payment Systems, Inc.(a)	14,812
508	Hittite Microwave Corp.†	21,707
200	Hughes Communications, Inc.†	10,436
940	Hypercom Corp.†	5,555
1,020	Ibasis, Inc.†	10,251
670	iGate Corp.†	5,373
380	Imergent, Inc.(a)	9,295
675	Infocrossing, Inc.†(a)	12,467

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Information Technology (continued)
2,685	Informatica Corp.†	$39,657
397	Information Services Group, Inc.†	3,037
525	Infospace, Inc.	12,185
330	infoUSA, Inc.	3,373
244	Integral Systems, Inc.	5,932
400	Interactive Intelligence, Inc.†	8,240
1,449	Interdigital Communications Corp.†	46,614
1,866	Intermec, Inc.†(a)	47,228
1,502	Internap Network Services Corp.†	21,659
105	Inter-Tel, Inc.	2,513
1,193	InterVoice, Inc.†	9,938
1,085	Interwoven, Inc.†	15,233
660	Intevac, Inc.†	14,032
813	Ipass, Inc.†(a)	4,406
310	IPG Photonics Corp.†	6,184
262	Isilon Systems, Inc.†(a)	4,040
9,193	Itron, Inc.†(a)	716,503
930	Ixia†	8,612
460	IXYS Corp.†(a)	3,841
1,520	j2 Global Communications, Inc.†	53,048
2,420	Jack Henry & Associates, Inc.	62,315
240	JDA Software Group, Inc.†	4,711
845	Knot, Inc. (The)†	17,061
1,620	Kulicke & Soffa Industries, Inc.†	16,961
966	L-1 Identity Solutions, Inc.†(a)	19,755
1,583	Lionbridge Technologies, Inc.†	9,324
325	Liquidity Services, Inc.†	6,104
210	Littelfuse, Inc.†	7,092
1,120	Liveperson, Inc.†	5,992
575	LoJack Corp.†	12,817
835	LoopNet, Inc.†	19,481
1,910	LTX Corp.†	10,620
1,630	Macrovision Corp.†	48,998
21,930	Magma Design Automation, Inc.†	307,897
679	Manhattan Associates, Inc.†	18,951
103	Mantech International Corp., Class A†	3,175
665	Marchex, Inc., Class B(a)	10,853
1,090	Mastec, Inc.†	17,244
1,384	Mattson Technology, Inc.†	13,425
60	MAXIMUS, Inc.	2,603
175	Measurement Specialties, Inc.†	4,144
1,590	Mentor Graphics Corp.†	20,940
1,700	Micrel, Inc.	21,624
1,247	Micros Systems, Inc.†	67,837
2,347	Microsemi Corp.†(a)	56,211
253	MicroStrategy, Inc., Class A†	23,906
1,640	Microtune, Inc.†	8,577
710	Midway Games, Inc.†(a)	4,516
1,327	MIPS Technologies, Inc.†	11,664
90	MKS Instruments, Inc.†	2,493
725	Monolithic Power Systems, Inc.†	12,651
305	MPS Group, Inc.†	4,078
340	MTS Systems Corp.	15,188
115	Multi-Fineline Electronix, Inc.†	1,973
375	Ness Technologies, Inc.†	4,879
1,286	Net 1 UEPS Technologies, Inc.†	31,057
1,067	Netgear, Inc.†	38,679
15,489	Netlogic Microsystems, Inc.†(a)	493,169
310	Netratings, Inc.†	6,510
810	Network Equipment Technologies, Inc.†	7,727
1,202	NIC, Inc.	8,222
16,321	Novatel Wireless, Inc.†	424,673
20,890	Nuance Communications, Inc.†(a)	349,490
24,505	Omniture, Inc.†(a)	561,655
450	Omnivision Technologies, Inc.†(a)	8,149
7,467	ON Semiconductor Corp.†(a)	80,046
3,470	On2 Technologies, Inc.†(a)	10,410
39,530	Online Resources Corp.†	434,039
1,800	OpenTV Corp., Class A†	3,816
290	Oplink Communications, Inc.†	4,350
17,181	OpNext, Inc.†	227,477
43,694	Opsware, Inc.†(a)	415,529
120	Optium Corp.†	1,518
36,407	Orbcomm, Inc.†(a)	597,439
220	OSI Systems, Inc.†	6,017
130	OYO Geospace Corp.†	9,645
925	Packeteer, Inc.†	7,224
1,615	Parametric Technology Corp.†(a)	34,900
60	PC Connection, Inc.†	794
355	PDF Solutions, Inc.†	4,200
40	Pegasystems, Inc.	437
34,999	Perficient, Inc.†	724,479
235	Pericom Semiconductor Corp.†	2,623
865	Plexus Corp.†	19,886
880	PLX Technology, Inc.†	9,821
6,100	PMC - Sierra, Inc.†	47,153
2,822	Polycom, Inc.†(a)	94,819
1,260	Progress Software Corp.†	40,055
300	QAD, Inc.	2,490
520	Quality Systems, Inc.(a)	19,744
1,845	Quest Software, Inc.†	29,871
80	Rackable Systems, Inc.†	989
805	Radiant Systems, Inc.†	10,658
125	Radisys Corp.†	1,550
260	Renaissance Learning, Inc.(a)	3,419
2,800	RF Micro Devices, Inc.†(a)	17,472
555	RightNow Technologies, Inc.†	9,108
260	Rimage Corp.†	8,213
4,220	Riverbed Technology, Inc.†	184,920
435	Rofin-Sinar Technologies, Inc.†	30,015
455	Rudolph Technologies, Inc.†	7,558
2,506	Sapient Corp.†	19,371
591	SAVVIS, Inc.†	29,260
710	Scansource, Inc.†	22,713
370	Seachange International, Inc.†	2,871
100	Secure Computing Corp.†	759

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Information Technology (continued)
120	Semitool, Inc.†	$1,153
1,805	Semtech Corp.†(a)	31,281
704	Sigma Designs, Inc.†(a)	18,367
10	Silicon Graphics, Inc.†	265
2,440	Silicon Image, Inc.†	20,935
1,210	Sirenza Microdevices, Inc.†(a)	14,363
1,625	Sirf Technology Holdings, Inc.†(a)	33,702
660	Skyworks Solutions, Inc.†	4,851
1,540	Smart Modular Technologies WWH, Inc.†	21,190
904	Smith Micro Software, Inc.†(a)	13,614
847	Sohu.com, Inc.†	27,096
560	Solera Holdings, Inc.†	10,853
175	Sonic Solutions, Inc.†	2,207
510	SonicWALL, Inc.†	4,381
7,767	Sonus Networks, Inc.†(a)	66,175
200	Sourcefire, Inc.†	2,798
2,080	SourceForge, Inc.†	8,778
564	SPSS, Inc.†	24,895
730	SRA International, Inc., Class A†	18,440
25,804	SRS Labs, Inc.†	251,589
240	Standard Microsystems Corp.†	8,242
3,323	Starent Networks Corp.†	48,848
320	STEC, Inc.†	2,058
320	Stratasys, Inc.†	15,034
280	Super Micro Computer, Inc.†	2,803
350	Supertex, Inc.†	10,969
25,889	Switch & Data Facilities Co., Inc.†	496,810
290	Sybase, Inc.†	6,928
2,160	Sycamore Networks, Inc.†	8,683
1,005	SYKES Enterprises, Inc.†	19,085
710	Symmetricom, Inc.†	5,964
795	Synaptics, Inc.†	28,453
570	Synchronoss Technologies, Inc.†	16,724
8,506	Syntel, Inc.	258,497
1,980	Take-Two Interactive Software, Inc.†(a)	39,541
470	Technitrol, Inc.	13,475
160	TechTarget, Inc.†	2,056
460	Techwell, Inc.†	6,026
1,476	Terremark Worldwide, Inc.†(a)	9,520
15,916	Tessera Technologies, Inc.†	645,394
630	TheStreet.Com, Inc.	6,854
18,050	THQ, Inc.†	550,886
1,142	Transaction Systems Architects, Inc.†	38,440
230	Travelzoo, Inc.†(a)	6,116
1,759	Trident Microsystems, Inc.†	32,278
152	TTM Technologies, Inc.†	1,976
1,195	Tyler Technologies, Inc.†	14,830
15,850	Ultimate Software Group, Inc.†	458,541
60	Ultra Clean Holdings†	839
375	Ultratech, Inc.†	4,999
300	Unica Corp.†	4,950
570	United Online, Inc.	9,399
475	Universal Display Corp.†(a)	7,462
1,500	Utstarcom, Inc.†(a)	8,415
3,069	Valueclick, Inc.†(a)	90,413
805	Vasco Data Security International†(a)	18,322
125	Veeco Instruments, Inc.†(a)	2,592
270	Veraz Networks, Inc.†	1,760
11,480	VeriFone Holdings, Inc.†(a)	404,670
745	Viasat, Inc.†	23,914
475	Vignette Corp.†	9,101
1,330	VistaPrint, Ltd.†	50,872
15,105	Visual Sciences, Inc.†	233,675
7,856	Vocus, Inc.†	197,264
13,810	Volterra Semiconductor Corp.†(a)	196,102
1,385	Websense, Inc.†	29,431
2,293	Wind River Systems, Inc.†	25,223
1,124	Wright Express Corp.†	38,519
230	X-Rite, Inc.	3,397
495	Zoran Corp.†	9,920

		19,140,476

Materials — 1.2%
207	AEP Industries, Inc.†	9,317
240	AMCOL International Corp.	6,554
555	American Vanguard Corp.	7,948
1,800	Apex Silver Mines, Ltd.†	36,324
170	Aptargroup, Inc.	6,045
542	Balchem Corp.	9,848
630	Brush Engineered Materials, Inc.†	26,454
120	Castle (A.M.) & Co.	4,309
390	Century Aluminum Co.†	21,306
170	CF Industries Holdings, Inc.	10,181
4,434	Coeur d’Alene Mines Corp.†(a)	15,918
325	Deltic Timber Corp.	17,816
280	Flotek Industries, Inc.†	16,786
2,113	Graphic Packaging Corp.†	10,227
1,020	Greif, Inc., Class A	60,802
360	Haynes International, Inc.†	30,395
3,699	Hecla Mining Co.†	31,589
1,695	Hercules, Inc.†	33,307
1,490	Idaho General Mines, Inc.†	9,447
310	Innophos Holdings, Inc.	4,433
470	Kaiser Aluminum Corp.†	34,254
300	Koppers Holdings, Inc.	10,104
70	Kronos Worldwide, Inc.	1,767
660	Landec Corp.†	8,844
450	LSB Industries, Inc.†(a)	9,621
60	Metal Management, Inc.	2,644
865	Myers Industries, Inc.	19,125
310	Neenah Paper, Inc.	12,791
95	NewMarket Corp.	4,595
270	Royal Gold, Inc.	6,418
711	RTI International Metals, Inc.†	53,588
880	Shengda Tech, Inc.†	4,682
410	Silgan Holdings, Inc.	22,665

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Materials (continued)
75	Stillwater Mining Co.†	$826
555	Symyx Technologies, Inc.†	6,388
2,860	Terra Industries, Inc.†(a)	72,701
350	Texas Industries, Inc.	27,444
390	U.S. Concrete, Inc.†	3,389
110	Universal Stainless & Alloy Products, Inc.†	3,875
1,410	US Gold Corp.†	7,755
200	Valhi, Inc.(a).	3,260
825	W.R. Grace & Co.†	20,204
673	Zoltek Cos., Inc.†(a)	27,950

		733,896

Telecommunication Services — 2.2%
140	Aruba Networks, Inc.†	2,814
9,143	Cbeyond, Inc.†	352,097
730	Centennial Communications Corp.†	6,928
1,540	Cogent Communications Group, Inc.†	46,000
340	Consolidated Communications Holdings, Inc.	7,684
40	CT Communications, Inc.	1,220
4,493	Dobson Communications Corp., Class A†	49,917
330	Eschelon Telecom, Inc.†	9,768
130	Fairpoint Communications, Inc.	2,308
215	General Communication, Inc., Class A†	2,754
310	Global Crossing, Ltd.†	5,853
590	Globalstar, Inc.†(a)	6,106
210	Golden Telecom, Inc.	11,552
40	Hungarian Telephone & Cable†	800
1,340	ICO Global Communications Holdings Ltd†	4,663
136	InPhonic, Inc.†(a)	634
390	iPCS, Inc.	13,209
395	North Pittsburgh Systems, Inc.	8,394
855	NTELOS Holdings Corp.	23,632
910	PAETEC Holding Corp.†	10,274
250	Premiere Global Services, Inc.†	3,255
160	Rural Cellular Corp., Class A†	7,010
20	Shenandoah Telecom Co.†	1,017
36,952	Time Warner Telecom, Inc., Class A†	742,736
934	Vonage Holdings Corp.†(a)	2,905

		1,323,530

Utilities — 0.2%
360	Cadiz, Inc.†	8,089
440	Consolidated Water Co., Inc.	12,897
60	EnergySouth, Inc.	3,060
1,313	ITC Holdings Corp.	53,347
422	Ormat Technologies, Inc.(a)	15,901
30	SJW Corp.	999

		94,293

	Total Common Stock (Cost $50,584,784)	57,347,768

EXCHANGE TRADED FUNDS — 1.6%
11,215	iShares Russell 2000 Growth Index Fund (Cost $960,778)(a)	962,023

WARRANTS — 0.0%
125	Pegasus Wireless Warrant, expires 12/18/08 (Cost $0)	0

MONEY MARKET FUND — 27.9%
16,300,296	PNC Institutional Money Market Trust
	5.29%(b)	16,300,296
294,072	TCW Money Market Fund	294,072

Total Money Market Fund (Cost $16,594,368)		16,594,368

Total Investments — 125.8% (Cost $68,139,930)		74,904,159
Other Assets & Liabilities, Net — (25.8)%		(15,382,418)

NET ASSETS — 100.0%		$59,521,741

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS	(Unaudited)

Shares		Value(a)
COMMON STOCK — 95.7%
Australia — 5.3%
1,200	AGL Energy, Ltd.	$15,420
693	Alinta, Ltd.	8,938
4,100	Alumina, Ltd.	27,153
3,700	AMP, Ltd.	31,679
1,200	Asciano Group†	10,306
3,800	Australia & New Zealand Banking Group, Ltd.	93,332
15,200	BHP Billiton, Ltd.	454,187
22,600	BlueScope Steel, Ltd.	197,799
3,300	Brambles, Ltd.†	34,021
12,300	Coca-Cola Amatil, Ltd.	99,307
2,700	Coles Group, Ltd.	36,864
9,300	Commonwealth Bank of Australia	435,078
400	CSL, Ltd.	29,775
5,800	Foster’s Group, Ltd.	31,299
5,900	GPT Group	23,256
6,900	Insurance Australia Group, Ltd.	33,282
500	Macquarie Bank, Ltd.	35,912
3,100	Macquarie Goodman Group	17,593
7,000	Macquarie Infrastructure Group	21,321
3,300	National Australia Bank, Ltd.	114,683
1,700	Orica, Ltd.	42,837
2,400	Origin Energy, Ltd.	20,181
39,300	Pacific Brands, Ltd.	114,761
9,800	QBE Insurance Group, Ltd.	258,573
2,400	Rinker Group, Ltd.	38,245
1,000	Rio Tinto, Ltd.	83,418
3,600	Stockland	24,801
1,600	Suncorp-Metway, Ltd.	27,327
1,700	TABCORP Holdings, Ltd.	24,700
44,600	Telstra Corp., Ltd.	173,522
1,200	Toll Holdings, Ltd.	14,705
409	Transurban Group	2,773
1,000	Wesfarmers, Ltd.	38,720
4,200	Westfield Group	70,868
4,200	Westpac Banking Corp.	91,202
1,000	Woodside Petroleum, Ltd.	38,658
8,500	Woolworths, Ltd.	194,249

		3,010,745

Austria — 0.7%
400	Erste Bank der Oesterreichischen Sparkassen AG	31,176
3,900	Meinl European Land, Ltd.†	111,786
1,800	OMV AG	120,070
1,000	Telekom Austria AG	24,903
1,300	Voestalpine AG	109,279

		397,214

Belgium — 2.0%
800	Belgacom SA	35,407
100	Cofinimmo	19,042
1,000	Delhaize Group	98,221
1,300	Dexia SA	40,607
2,300	Fortis	97,483
200	Groupe Bruxelles Lambert SA	24,860
5,700	InBev NV	451,472
2,700	KBC Groep NV	363,874
200	Solvay SA	31,483
200	UCB SA	11,829

		1,174,278

Bermuda — 0.0%
2,000	Esprit Holdings, Ltd.	25,411

Denmark — 1.1%
2	AP Moeller - Maersk A/S	24,056
1,700	Carlsberg A/S, Class B	205,492
6,200	Danske Bank A/S	253,532
1,000	DSV A/S	19,587
200	Jyske Bank†	14,412
500	Novo-Nordisk A/S, Class B	54,388
200	Novozymes A/S, Class B	23,180
400	Vestas Wind Systems A/S†	26,249

		620,896

Finland — 2.4%
6,200	Elisa Oyj	169,009
1,000	Fortum Oyj	31,247
3,800	KCI Konecranes Oyj	158,801
1,300	Metso Oyj	76,507
2,600	Neste Oil Oyj	101,885
18,369	Nokia Oyj	515,898
3,300	Rautaruukki Oyj	210,809
1,100	Sampo Oyj, Class A	31,672
1,600	Stora Enso Oyj, Class R	30,105
1,500	UPM-Kymmene Oyj	36,915

		1,362,848

France — 9.7%
400	Accor SA	35,360
2,500	Air France-KLM	116,324
400	Air Liquide	52,489
5,400	Alcatel-Lucent	75,533
200	Alstom†	33,351
3,200	AXA SA	137,554
5,400	BNP Paribas	641,432
3,770	Bouygues	315,871
2,590	Cap Gemini SA	189,352
1,200	Carrefour SA	84,281
700	Cie de Saint-Gobain	78,416
200	Cie Generale d’Optique Essilor International SA	23,821
200	CNP Assurances	25,556
400	Compagnie Generale des Etablissements Michelin, Class B	55,898
1,600	Credit Agricole SA	64,925
3,200	France Telecom SA	87,765
600	Gaz de France SA	30,267
1,000	Groupe Danone	80,766

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value(a)
France (continued)
900	Lafarge SA	$164,028
300	Lagardere SCA	26,019
600	L’Oreal SA	70,920
500	LVMH Moet Hennessy Louis Vuitton SA	57,532
100	Neopost SA	14,632
240	Pernod-Ricard SA	52,989
400	Peugeot SA	32,224
200	PPR	34,887
500	Publicis Groupe	22,095
400	Renault SA	64,156
5,100	Sanofi-Aventis	412,015
1,120	Schneider Electric SA	156,921
2,170	Societe Generale	402,054
200	Sodexho Alliance SA	14,301
4,500	Suez SA	257,258
300	Technip SA	24,796
8,300	Total SA	672,950
104	Unibail-Rodamco^†	26,800
100	Unibail-Rodamco^	25,573
90	Vallourec	28,775
600	Veolia Environnement	47,124
4,200	Vinci SA	313,476
11,800	Vivendi SA	507,609

		5,558,095

Germany — 8.5%
400	Adidas AG	25,282
800	Allianz SE	187,628
200	Altana AG	4,831
2,720	BASF AG	357,256
1,400	Bayer AG	106,005
2,300	Bayerische Motoren Werke AG	149,110
1,300	Commerzbank AG	62,427
400	Continental AG	56,470
1,900	DaimlerChrysler AG	175,773
3,400	Deutsche Bank AG	494,874
400	Deutsche Boerse AG	45,318
1,700	Deutsche Post AG	55,238
6,200	Deutsche Telekom AG	114,607
3,300	E.ON AG	554,097
3,930	Fresenius AG	299,317
300	Fresenius Medical Care AG & Co. KGaA	13,829
600	Henkel KGaA	31,666
400	Hypo Real Estate Holding AG	25,933
1,700	Infineon Technologies AG†	28,237
300	Linde AG	36,208
2,000	MAN AG	287,838
1,208	Merck KGaA	166,502
400	Metro AG	33,212
1,700	MTU Aero Engines Holding AG	110,627
400	Muenchener Rueckversicherungs AG	73,621
136	Porsche AG	242,557
900	RWE AG	96,056
2,200	SAP AG	113,103
3,530	Siemens AG	507,981
5,600	ThyssenKrupp AG	333,541
400	Volkswagen AG^	63,851
300	Volkswagen AG^	31,280

		4,884,275

Greece — 0.5%
1,000	Alpha Bank AE	31,350
2,600	Coca Cola Hellenic Bottling Co. SA	119,645
840	EFG Eurobank Ergasias SA	27,367
800	Hellenic Telecommunications Organization SA	24,795
800	National Bank of Greece SA	45,552
500	OPAP SA	17,667

		266,376

Hong Kong — 0.8%
4,700	Bank of East Asia, Ltd.	26,432
9,000	BOC Hong Kong Holdings, Ltd.	21,428
3,200	Cheung Kong Holdings, Ltd.	41,931
4,500	CLP Holdings, Ltd.	30,207
2,900	Hang Seng Bank, Ltd.	39,241
9,900	Hong Kong & China Gas Co.	20,862
3,500	Hong Kong Exchanges & Clearing, Ltd.	49,410
3,000	HongKong Electric Holdings	15,133
5,000	Hutchison Whampoa, Ltd.	49,635
3,000	Sun Hung Kai Properties, Ltd.	36,098
2,500	Swire Pacific, Ltd., Class A	27,826
30,000	Wharf Holdings, Ltd.	119,818

		478,021

Ireland — 1.2%
10,400	Allied Irish Banks PLC	284,096
2,200	Bank of Ireland	44,441
6,000	CRH PLC	296,515
1,100	Depfa Bank PLC	19,480
800	Elan Corp. PLC†	17,413

		661,945

Italy — 3.2%
2,090	Assicurazioni Generali SpA	83,798
700	Autostrade SpA	23,248
2,100	Banca Monte dei Paschi di Siena SpA	14,203
5,200	Banca Popolare di Milano Scrl	79,309
700	Banche Popolari Unite Scpa	17,792
800	Banco Popolare di Verona e Novara Scrl	23,002
3,400	Capitalia SpA	33,728
28,700	Enel SpA	308,497
14,700	ENI SpA^	532,984
4,400	Fiat SpA	130,693
1,200	Finmeccanica SpA	36,869
15,064	Intesa Sanpaulo SpA^	112,313
2,300	Intesa Sanpaulo SpA, RNC^	16,109

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value(a)
Italy (continued)
2,200	Mediaset SpA	$22,726
1,200	Mediobanca SpA	27,258
3,800	Snam Rete Gas SpA	22,470
21,600	Telecom Italia SpA^	59,136
14,500	Telecom Italia SpA, RNC^	32,135
25,700	UniCredito Italiano SpA	229,543

		1,805,813

Japan — 19.8%
200	Acom Co., Ltd.	7,175
400	Advantest Corp.	17,416
2,300	Aeon Co., Ltd.	42,692
200	Aiful Corp.	5,743
3,200	Aisin Seiki Co., Ltd.	117,408
2,000	Ajinomoto Co., Inc.	23,036
1,000	Amada Co., Ltd.	12,506
1,300	Asahi Breweries, Ltd.	20,161
2,000	Asahi Glass Co., Ltd.	26,967
3,000	Asahi Kasei Corp.	19,710
1,100	Astellas Pharma, Inc.	47,847
3,000	Bank of Yokohama, Ltd. (The)	21,011
1,300	Bridgestone Corp.	27,868
8,851	Canon, Inc.	519,049
4	Central Japan Railway Co.	42,202
13,000	Chiba Bank, Ltd. (The)	115,231
1,200	Chubu Electric Power Co, Inc.	31,840
700	Chugai Pharmaceutical Co., Ltd.	12,578
400	Credit Saison Co., Ltd.	10,411
2,000	Dai Nippon Printing Co., Ltd.	29,846
1,700	Daiichi Sankyo Co., Ltd.	45,105
700	Daikin Industries, Ltd.	25,496
200	Daito Trust Construction Co., Ltd.	9,524
2,000	Daiwa House Industry Co., Ltd.	28,586
3,000	Daiwa Securities Group, Inc.	31,895
1,300	Denso Corp.	50,844
6	Dentsu, Inc.	17,010
7	East Japan Railway Co.	53,937
500	Eisai Co., Ltd.	21,834
600	Electric Power Development Co., Ltd.	23,843
400	Fanuc, Ltd.	41,285
1,000	FUJIFILM Holdings Corp.	44,696
1,000	Fujikura, Ltd.	7,427
4,000	Fujitsu, Ltd.	29,465
2,000	Fukuoka Financial Group, Inc.†	13,222
100	Hirose Electric Co., Ltd.	13,150
8,000	Hitachi, Ltd.	56,612
600	Hokkaido Electric Power Co.	13,025
3,000	Hokuhoku Financial Group, Inc.	9,698
3,000	Honda Motor Co., Ltd.	108,937
1,000	Hoya Corp.	33,173
300	Ibiden Co., Ltd.	19,357
2	Inpex Holdings, Inc.	18,689
3,000	Itochu Corp.	34,738
9	Japan Tobacco, Inc.	44,363
1,100	JFE Holdings, Inc.	68,372
2,000	Joyo Bank, Ltd. (The)	12,427
900	JS Group Corp.	18,247
2,000	JTEKT Corp.	36,121
3,000	Kajima Corp.	12,539
1,700	Kansai Electric Power Co, Inc. (The)	40,205
1,000	Kao Corp.	25,891
32	KDDI Corp.	237,057
3,000	Keio Corp.	19,975
34	Kenedix, Inc.	63,281
100	Keyence Corp.	21,846
6,000	Kintetsu Corp.	18,072
2,000	Kirin Brewery Co., Ltd.	29,917
7,000	Kobe Steel, Ltd.	26,549
14,400	Komatsu, Ltd.	417,356
1,000	Konica Minolta Holdings, Inc.	14,739
3,000	Kubota Corp.	24,250
1,300	Kuraray Co., Ltd.	15,239
400	Kyocera Corp.	42,495
900	Kyushu Electric Power Co, Inc.	23,588
4,800	Makita Corp.	213,836
4,000	Marubeni Corp.	32,904
1,100	Marui Co., Ltd.	13,898
4,000	Matsushita Electric Industrial Co., Ltd.	79,269
1,500	Millea Holdings, Inc.	61,668
3,000	Mitsubishi Chemical Holdings Corp.	27,540
8,300	Mitsubishi Corp.	217,477
15,000	Mitsubishi Electric Corp.	138,952
2,000	Mitsubishi Estate Co., Ltd.	54,261
1,000	Mitsubishi Gas Chemical Co., Inc.	9,129
7,000	Mitsubishi Heavy Industries, Ltd.	44,832
4,000	Mitsubishi Materials Corp.	21,808
16	Mitsubishi UFJ Financial Group, Inc.	176,331
2,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	89,834
15,000	Mitsui & Co., Ltd.	299,355
2,000	Mitsui Fudosan Co., Ltd.	56,057
16,000	Mitsui OSK Lines, Ltd.	216,943
3,000	Mitsui Sumitomo Insurance Co., Ltd.	38,489
2,000	Mitsui Trust Holdings, Inc.	17,401
18	Mizuho Financial Group, Inc.	124,354
500	Murata Manufacturing Co., Ltd.	37,620
6,000	NEC Corp.	30,889
300	Nidec Corp.	17,601
8,000	Nikon Corp.	222,794
200	Nintendo Co., Ltd.	72,969
3,000	Nippon Express Co., Ltd.	17,054
2,000	Nippon Mining Holdings, Inc.	19,133
3,000	Nippon Oil Corp.	27,863
33,000	Nippon Steel Corp.	232,139
20,200	Nippon Suisan Kaisha, Ltd.	129,420
35	Nippon Telegraph & Telephone Corp.	154,886
2,000	Nippon Yusen KK	18,343
6,300	Nissan Motor Co., Ltd.	67,447

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value(a)
Japan (continued)
400	Nitto Denko Corp.	$20,161
3,600	Nomura Holdings, Inc.	69,924
3,000	NSK, Ltd.	31,015
4	NTT Data Corp.	18,978
36	NTT DoCoMo, Inc.	56,938
3,000	Obayashi Corp.	16,343
4,000	Olympus Corp.	156,057
600	Omron Corp.	15,750
300	Oriental Land Co., Ltd.	15,666
1,280	ORIX Corp.	337,391
6,000	Osaka Gas Co., Ltd.	22,295
300	Promise Co., Ltd.	9,256
10	Resona Holdings, Inc.	23,888
1,000	Ricoh Co., Ltd.	23,136
300	Rohm Co., Ltd.	26,624
500	Secom Co., Ltd.	23,588
600	Sega Sammy Holdings, Inc.	9,709
300	Seiko Epson Corp.	8,684
2,000	Sekisui Chemical Co., Ltd.	15,457
2,000	Sekisui House, Ltd.	26,659
2,400	Seven & I Holdings Co., Ltd.	68,605
2,000	Sharp Corp.	37,915
900	Shin-Etsu Chemical Co., Ltd.	64,258
7,000	Shinsei Bank, Ltd.	28,291
1,000	Shiseido Co., Ltd.	21,346
2,000	Shizuoka Bank, Ltd. (The)	20,293
3,000	Showa Denko KK	10,849
200	SMC Corp.	26,585
1,600	Softbank Corp.	34,479
2,000	Sompo Japan Insurance, Inc.	24,461
7,800	Sony Corp.	400,388
5,800	Sumco Corp.	290,610
3,000	Sumitomo Chemical Co., Ltd.	20,131
3,000	Sumitomo Corp.	54,695
1,900	Sumitomo Electric Industries, Ltd.	28,289
2,000	Sumitomo Heavy Industries, Ltd.	22,611
54,000	Sumitomo Metal Industries, Ltd.	317,475
2,000	Sumitomo Metal Mining Co., Ltd.	43,357
11	Sumitomo Mitsui Financial Group, Inc.	102,547
1,000	Sumitomo Realty & Development Co., Ltd.	32,566
23,900	Sumitomo Trust & Banking Co., Ltd. (The)	227,636
500	T&D Holdings, Inc.	33,767
1,000	Takashimaya Co., Ltd.	12,634
6,100	Takeda Pharmaceutical Co., Ltd.	394,068
300	Takefuji Corp.	10,088
2,100	TDK Corp.	203,245
2,000	Teijin, Ltd.	10,939
500	Terumo Corp.	19,319
4,000	Tobu Railway Co., Ltd.	18,081
900	Tohoku Electric Power Co, Inc.	20,188
8,400	Tokyo Electric Power Co, Inc. (The)	270,202
2,400	Tokyo Electron, Ltd.	176,567
5,000	Tokyo Gas Co., Ltd.	23,709
6,000	Tokyo Tatemono Co., Ltd.	74,698
4,000	Tokyu Corp.	26,734
2,000	Toppan Printing Co., Ltd.	21,491
3,000	Toray Industries, Inc.	22,168
6,000	Toshiba Corp.	52,277
5,000	Toyo Suisan Kaisha, Ltd.	90,186
600	Toyota Industries Corp.	27,878
12,700	Toyota Motor Corp.	800,944
600	Toyota Tsusho Corp.	13,878
5	West Japan Railway Co.	23,281
38	Yahoo! Japan Corp.	12,883
200	Yamada Denki Co., Ltd.	20,888
600	Yamaha Motor Co., Ltd.	17,409
1,000	Yamato Holdings Co., Ltd.	14,136

		11,313,834

Netherlands — 3.6%
3,500	ABN AMRO Holding NV	160,483
2,800	Aegon NV	55,110
600	Akzo Nobel NV	51,791
1,682	Arcelor Mittal	105,129
7,100	ASML Holding NV†	195,075
800	European Aeronautic Defence and Space Co. NV	25,963
1,760	Fugro NV, CVA	111,500
500	Heineken NV	29,311
11,300	ING Groep NV, CVA^	497,356
3,400	ING Groep NV, CVA^	149,465
3,200	Koninklijke Ahold NV†	40,137
3,900	Koninklijke DSM NV	192,076
2,800	Koninklijke Philips Electronics NV	118,655
1,500	Reed Elsevier NV	28,508
3,800	Royal KPN NV	63,045
400	Royal Numico NV	20,786
1,700	STMicroelectronics NV	32,763
800	TNT NV	36,121
3,400	Unilever NV, CVA	105,515
700	Wolters Kluwer NV	21,347

		2,040,136

New Zealand — 0.0%
7,400	Telecom Corp. of New Zealand, Ltd.	25,956

Norway — 1.1%
12,100	DnB NOR ASA	155,639
1,700	Norsk Hydro ASA	65,204
17,550	Orkla ASA	330,903
2,400	Statoil ASA	74,462
1,600	Telenor ASA†	31,275

		657,483

Portugal — 0.2%
5,800	Banco Comercial Portugues SA	32,414
1,300	Brisa-Auto Estradas de Portugal SA	17,474
5,900	Energias de Portugal SA	32,625

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value(a)
Portugal (continued)
1,700	Portugal Telecom SGPS SA	$23,506

		106,019

Singapore — 0.7%
16,800	DBS Group Holdings, Ltd.	250,312
6,000	Oversea-Chinese Banking Corp.	35,868
2,000	Singapore Airlines, Ltd.	24,578
15,200	Singapore Telecommunications, Ltd.	33,805
3,000	United Overseas Bank, Ltd.	43,127

		387,690

Spain — 3.6%
600	Abertis Infraestructuras SA	18,608
5,000	ACS Actividades Cons y Serv	317,891
500	Altadis SA	33,045
6,500	Banco Bilbao Vizcaya Argentaria SA	158,957
2,000	Banco Popular Espanol SA	37,220
22,300	Banco Santander Central Hispano SA	409,918
1,400	Cintra Concesiones de Infraestructuras de Transporte SA	22,243
1,800	Endesa SA	97,960
300	Fomento de Construcciones y Contratas SA	26,990
200	Grupo Ferrovial SA	19,661
1,700	Iberdrola SA^	94,922
427	Iberdrola SA^	23,645
500	Inditex SA	29,429
15,600	Mapfre SA	77,190
5,800	Repsol YPF SA	229,613
20,200	Telefonica SA	449,532

		2,046,824

Sweden — 3.0%
1,000	Assa Abloy AB, Class B	22,005
2,000	Atlas Copco AB, Class A	33,312
1,400	Atlas Copco AB, Class B	21,900
900	Electrolux AB, Class B	21,309
1,100	Hennes & Mauritz AB, Class B	65,039
16,000	Nordea Bank AB	249,902
9,700	Sandvik AB	195,491
2,000	Scania AB, Class B	48,781
800	Securitas AB, Class B	12,663
800	Securitas Direct AB, Class B†	2,158
800	Securitas Systems AB, Class B	2,717
10,600	Skandinaviska Enskilda Banken AB, Class A	341,284
1,600	SKF AB, Class B	33,477
7,500	Svenska Cellulosa AB, Class B	125,422
1,200	Svenska Handelsbanken, Class A	33,556
29,000	Telefonaktiebolaget LM Ericsson, Class B	115,678
4,000	TeliaSonera AB	29,344
1,500	Volvo AB, Class A	30,723
16,500	Volvo AB, Class B	328,060

		1,712,821

Switzerland — 7.0%
3,800	ABB, Ltd.	85,681
300	Adecco SA	23,209
1,440	Baloise Holding AG	142,034
1,200	Compagnie Financiere Richemont AG, Class A	71,725
7,800	Credit Suisse Group	553,731
110	Geberit AG	18,743
500	Holcim, Ltd.	53,999
1,879	Nestle SA	713,970
100	Nobel Biocare Holding AG	32,643
4,400	Novartis AG	247,019
3,410	Roche Holding AG	604,207
862	Swatch Group AG	244,868
4,250	Swiss Reinsurance	387,600
46	Swisscom AG	15,726
200	Syngenta AG	38,990
100	Synthes, Inc.	11,989
4,000	UBS AG	239,217
1,600	Zurich Financial Services AG	494,609

		3,979,960

United Kingdom — 21.3%
1,100	3i Group PLC	25,605
2,165	Alliance Boots PLC	49,388
2,100	Amvescap PLC	27,059
2,700	Anglo American PLC	158,522
5,300	AstraZeneca PLC	284,032
22,000	Aviva PLC	326,584
6,500	BAE Systems PLC	52,452
29,700	Barclays PLC	413,214
10,800	Barratt Developments PLC	214,080
6,800	BG Group PLC	111,469
4,900	BHP Billiton PLC	136,116
600	Biffa PLC	3,252
65,700	BP PLC	790,523
27,200	British Airways PLC†	227,497
3,100	British American Tobacco PLC	105,727
1,100	British Land Co. PLC	29,435
2,600	British Sky Broadcasting Group PLC	33,335
53,600	BT Group PLC	356,737
4,300	Cadbury Schweppes PLC	58,361
1,500	Capita Group PLC	21,775
400	Carnival PLC	19,117
6,700	Centrica PLC	52,054
5,200	Compass Group PLC	35,906
6,400	Dairy Crest Group PLC	87,074
6,500	De La Rue PLC	101,120
5,400	Diageo PLC	112,238
4,200	DSG International PLC	13,312
2,600	EMI Group PLC	13,930
13,500	Enterprise Inns PLC	186,013
1,900	Experian Group, Ltd.	23,911
6,900	Firstgroup PLC	91,657
4,000	Friends Provident PLC	14,318
16,416	GlaxoSmithKline PLC	427,637

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value(a)
United Kingdom (continued)
700	Hammerson PLC	$20,046
1,900	Hanson PLC	40,991
30,900	HBOS PLC	607,782
4,200	Home Retail Group	38,511
22,300	HSBC Holdings PLC	408,324
2,600	Imperial Chemical Industries PLC	32,342
1,400	Imperial Tobacco Group PLC	64,548
839	Intercontinental Hotels Group PLC	20,841
48,600	International Power PLC	417,750
12,200	ITV PLC	27,843
600	Johnson Matthey PLC	20,285
9,553	Kelda Group PLC	101,042
5,800	Kingfisher PLC	26,271
1,300	Ladbrokes PLC	11,239
900	Land Securities Group PLC	31,343
13,300	Legal & General Group PLC	39,901
10,800	Lloyds TSB Group PLC	120,057
500	London Stock Exchange Group PLC	13,518
4,200	Man Group PLC	51,089
13,300	Marks & Spencer Group PLC	167,036
23,800	National Grid PLC	351,177
3,600	Next PLC	144,530
11,100	Old Mutual PLC	37,404
2,100	Pearson PLC	35,375
4,800	Prudential PLC	68,325
700	Punch Taverns PLC	17,173
5,700	Reckitt Benckiser PLC	312,049
2,700	Reed Elsevier PLC	34,895
5,000	Rentokil Initial PLC	16,048
3,500	Reuters Group PLC	43,631
1,700	Rexam PLC	16,931
2,000	Rio Tinto PLC	153,008
4,479	Rolls-Royce Group PLC†	48,228
265,156	Rolls-Royce Group PLC, Class B	543
53,300	Royal Bank of Scotland Group PLC	674,431
7,510	Royal Dutch Shell PLC, Class A	305,739
20,500	Royal Dutch Shell PLC, Class B	854,563
2,000	SABMiller PLC	50,637
4,100	Sage Group (The) PLC	19,209
3,500	Sainsbury (J) PLC	40,914
2,200	Scottish & Newcastle PLC	28,202
1,700	Scottish & Southern Energy PLC	49,290
900	Severn Trent PLC	24,855
2,400	Smith & Nephew PLC	29,736
1,066	Smiths Group PLC	25,281
1,600	Smiths Group PLC, Class B†	11,085
800	Tate & Lyle PLC	9,079
38,200	Tesco PLC	319,608
1,600	Trinity Mirror PLC	16,867
2,500	Unilever PLC	80,725
1,700	United Utilities PLC	24,150
180,977	Vodafone Group PLC	606,420
835	Whitbread PLC	29,531
1,700	William Hill PLC	20,863
7,200	Wimpey (George) PLC	72,073
2,300	Wolseley PLC	55,199
12,600	WPP Group PLC	188,452
8,400	Xstrata PLC	500,077
2,300	Yell Group PLC	21,246

		12,201,758

Total Common Stock (Cost $41,785,255)		54,718,398

EXCHANGE TRADED FUNDS — 3.1%
United States — 3.1%
22,200	iShares MSCI EAFE Index Fund (Cost $1,712,533)	1,793,094

RIGHTS — 0.0%
365	Westfield Group, expires 07/06/07 (Cost $0)	142

Total Investments — 98.8% (Cost $43,497,788)		56,511,634
Other Assets & Liabilities, Net — 1.2%		660,694

NET ASSETS — 100.0%		$57,172,328

^	Securities incorporated in the same country but traded on different exchanges.
†	Non-income producing security.
(a)	Fair valued securities - See Note 1.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND	June 30, 2007
SCHEDULE OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 98.3%
Consumer Discretionary — 13.6%
8,500	Autoliv, Inc.	$483,395
6,200	Black & Decker Corp.	547,522
3,100	BorgWarner, Inc.	266,724
21,800	CBS Corp., Class B(a)	726,376
5,400	Centex Corp.	216,540
27,100	Comcast Corp., Class A†	762,052
7,700	Dillard’s, Inc., Class A(a)	276,661
10,400	Dollar Tree Stores, Inc.†	452,920
15,500	Family Dollar Stores, Inc.	531,960
9,400	Gannett Co., Inc.(a)	516,530
25,600	Gap, Inc. (The)	488,960
7,400	General Motors Corp.(a)	279,720
13,500	Jones Apparel Group, Inc.	381,375
8,900	KB Home(a)	350,393
23,100	Limited Brands, Inc.(a)	634,095
18,200	Lowe’s Cos., Inc.	558,558
14,200	Macy’s, Inc.	564,876
17,200	Mattel, Inc.(a)	434,988
22,900	McDonald’s Corp.	1,162,404
8,500	Newell Rubbermaid, Inc.	250,155
17,600	Office Depot, Inc.†	533,280
10,100	Pulte Homes, Inc.	226,745
9,900	Saks, Inc.(a)	211,365
7,000	Sherwin-Williams Co. (The)	465,290
14,200	Target Corp.	903,120
7,231	Tribune Co.	212,592
6,300	VF Corp.	576,954

		13,015,550

Consumer Staples — 11.3%
24,500	Coca-Cola Co. (The)	1,281,595
10,900	Colgate-Palmolive Co.	706,865
24,200	ConAgra Foods, Inc.	650,012
11,800	General Mills, Inc.	689,356
10,200	Kellogg Co.	528,258
9,500	Kimberly-Clark Corp.	635,455
26,700	Kraft Foods, Inc., Class A	941,175
33,300	Kroger Co. (The)	936,729
19,100	PepsiCo, Inc.	1,238,635
31,100	Procter & Gamble Co.	1,903,009
20,600	Safeway, Inc.	701,018
34,300	Sara Lee Corp.	596,820

		10,808,927

Energy — 4.3%
4,400	CONSOL Energy, Inc.	202,884
56,800	El Paso Corp.	978,664
9,400	ENSCO International, Inc.(a)	573,494
20,800	Marathon Oil Corp.	1,247,168
14,500	Occidental Petroleum Corp.	839,260
2,600	Schlumberger, Ltd.(a)	220,844

		4,062,314

Financials — 25.5%
4,900	ACE, Ltd.	306,348
4,700	Allstate Corp. (The)	289,097
6,100	AMBAC Financial Group, Inc.	531,859
25,000	American International Group, Inc.	1,750,750
41,700	Bank of America Corp.(a)	2,038,713
3,800	BB&T Corp.	154,584
11,100	Chubb Corp.	600,954
44,200	Citigroup, Inc.	2,267,018
9,700	Comerica, Inc.	576,859
17,300	Countrywide Financial Corp.	628,855
15,300	Fannie Mae	999,549
14,700	Fifth Third Bancorp(a)	584,619
11,900	Freddie Mac	722,330
17,900	Genworth Financial, Inc., Class A	615,760
700	Goldman Sachs Group, Inc.(a)	151,725
6,800	Hartford Financial Services Group, Inc.	669,868
34,200	JPMorgan Chase & Co.	1,656,990
13,100	KeyCorp	449,723
8,000	MBIA, Inc.(a)	497,760
1,500	Merrill Lynch & Co., Inc.	125,370
12,850	MetLife, Inc.	828,568
8,200	MGIC Investment Corp.(a)	466,252
1,400	Morgan Stanley	117,432
15,300	National City Corp.(a)	509,796
20,700	Old Republic International Corp.	440,082
900	PartnerRe, Ltd.	69,750
3,600	Prudential Financial, Inc.	350,028
8,200	SunTrust Banks, Inc.	703,068
7,800	Torchmark Corp.	522,600
14,460	Travelers Cos., Inc. (The)	773,610
25,900	U.S. Bancorp	853,405
12,000	Unum Group	313,320
17,900	Wachovia Corp.(a)	917,375
4,025	Waddell & Reed Financial, Inc., Class A	104,690
18,500	Washington Mutual, Inc.(a)	788,840
11,400	Wells Fargo & Co.(a)	400,938
7,700	XL Capital, Ltd., Class A(a)	649,033

		24,427,518

Health Care — 9.0%
2,300	Abbott Laboratories	123,165
10,600	AmerisourceBergen Corp.	524,382
2,000	Amgen, Inc.†	110,580
7,500	Bristol-Myers Squibb Co.	236,700
6,200	Cardinal Health, Inc.	437,968
16,300	Eli Lilly & Co.	910,844
13,500	Johnson & Johnson	831,870
10,100	McKesson Corp.	602,364
29,000	Merck & Co., Inc.	1,444,200
69,400	Pfizer, Inc.	1,774,558
31,200	Schering-Plough Corp.	949,728

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND	June 30, 2007
SCHEDULE OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Health Care (continued)
12,200	Wyeth	$699,548

		8,645,907

Industrials — 8.2%
5,800	3M Co.(a)	503,382
8,000	Caterpillar, Inc.	626,400
15,800	CSX Corp.	712,264
7,800	Cummins, Inc.	789,438
8,600	Eaton Corp.	799,800
12,600	Emerson Electric Co.	589,680
11,600	Ingersoll-Rand Co., Ltd., Class A	635,912
9,100	Norfolk Southern Corp.	478,387
4,800	Paccar, Inc.(a)	417,792
12,000	Pitney Bowes, Inc.	561,840
8,700	SPX Corp.	763,947
29,800	Tyco International, Ltd.	1,006,942

		7,885,784

Information Technology — 15.1%
1,800	Apple, Inc.†	219,672
7,400	Arrow Electronics, Inc.†	284,382
10,700	Avnet, Inc.†(a)	424,148
64,500	Cisco Systems, Inc.†	1,796,325
18,200	Dell, Inc.†	519,610
25,000	Electronic Data Systems Corp.	693,250
6,900	EMC Corp.†	124,890
600	Google, Inc., Class A†(a)	314,028
33,200	Hewlett-Packard Co.	1,481,384
9,500	Ingram Micro, Inc., Class A†	206,245
65,900	Intel Corp.	1,565,784
16,400	International Business Machines Corp.	1,726,100
8,700	Lexmark International, Inc., Class A†	428,997
81,500	Microsoft Corp.	2,401,805
25,000	Nokia Oyj ADR	702,750
54,100	Oracle Corp.†	1,066,311
58,900	Sanmina-SCI Corp.†	184,357
96,200	Solectron Corp.†	354,016

		14,494,054

Materials — 5.0%
7,000	Ashland, Inc.	447,650
10,000	Bemis Co., Inc.	331,800
16,700	Crown Holdings, Inc.†	416,999
17,100	Dow Chemical Co. (The)	756,162
5,700	International Flavors & Fragrances, Inc.	297,198
9,900	Lubrizol Corp.	639,045
23,300	Owens-Illinois, Inc.†(a)	815,500
6,000	PPG Industries, Inc.	456,660
17,200	Smurfit-Stone Container Corp.†	228,932
8,800	Sonoco Products Co.	376,728

		4,766,674

Telecommunication Services — 4.1%
5,200	American Tower Corp., Class A†	218,400
33,200	AT&T, Inc.	1,377,800
42,600	Sprint Nextel Corp.	882,246
34,000	Verizon Communications, Inc.	1,399,780

		3,878,226

Utilities — 2.2%
9,200	Constellation Energy Group, Inc.	801,964
1,300	Dominion Resources, Inc.	112,203
6,400	Entergy Corp.(a)	687,040
10,300	Wisconsin Energy Corp.	455,569

		2,056,776

Total Common Stock (Cost $73,733,142)		94,041,730

MONEY MARKET FUND — 15.5%
14,860,390	PNC Institutional Money Market Trust 5.29% (Cost $14,860,390)(b)	14,860,390

Total Investments — 113.8% (Cost $88,593,532)		108,902,120
Other Assets & Liabilities, Net — (13.8)%		(13,185,409)

NET ASSETS — 100.0%		$95,716,711

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

	EQUITY FUND	BALANCED FUND	INCOME FUND	SHORT-TERM INVESTMENT FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
ASSETS:
Investments in securities, at value^	$534,616,986	$259,402,408	$154,010,391	$5,258,996	$58,603,863	$56,511,634	$94,041,730
Repurchase agreements, at value	—	—	17,500,000		—	—	—
Investments of collateral, at value	95,174,757	—	—	—	16,300,296	—	14,860,390

Investments, at value (Note 1)	$629,791,743	$259,402,408	$171,510,391	$5,258,996	$74,904,159	$56,511,634	$108,902,120
Cash	6,227,945	—	440,787	1,931,823	287,063	326,088	1,827,252
Foreign currency, at value	—	—	1,904	—	—	327,827	—
Unrealized appreciation on forward contracts	—	—	2,452	—	—	291	—
Receivable for Fund shares sold	—	—	—	3,415	—	—	—
Due from Adviser (Note 2)	—	—	—	2,135	—	—	—
Receivable for investment securities sold	11,572,513	—	17,656,802	—	1,574,652	147,229	—
Dividends and interest receivable	482,278	—	1,147,939	32,479	27,302	227,082	87,421
Prepaid expenses and other assets	12,815	8,999	12,511	121	1,875	1,725	3,143

Total Assets	648,087,294	259,411,407	190,772,786	7,228,969	76,795,051	57,541,876	110,819,936

LIABILITIES:
Payable for Fund shares redeemed#	809,640	394,400	7,854	—	58,393	25,413	113,307
Payable for investment securities purchased	13,620,299	—	60,842,721	1,150,378	833,411	241,247	—
Payable for collateral from securities loaned	95,174,757	—	—	—	16,300,296	—	14,860,390
Variation margin	3,060	—	—	—	—	—	—
Investment advisory fees payable (Note 2)	304,142	—	56,446	—	32,894	32,647	65,593
Distribution fees payable (Note 3)	108,622	—	25,667	1,154	11,740	11,313	19,294
Custody fees payable	5,340	3,270	15,096	89	19,428	48,231	3,732
Professional fees payable	83,634	52,818	11,501	395	10,055	8,193	16,021
Accrued expenses and other payables	19,236	28,381	—	1,775	7,093	2,504	24,888

Total Liabilities	110,128,730	478,869	60,959,285	1,153,791	17,273,310	369,548	15,103,225

NET ASSETS	$537,958,564	$258,932,538	$129,813,501	$6,075,178	$59,521,741	$57,172,328	$95,716,711

NET ASSETS consist of:
Undistributed accumulated net investment income/(loss)	$1,625,981	$(121,815)	$8,084,923	$223,432	$(213,889)	$743,257	$1,429,435
Accumulated net realized gain/(loss) on investments, futures contracts and foreign currency transactions	18,930,222	(4,352,623)	(1,592,754)	(1,988)	(5,522,364)	(2,664,488)	5,946,207
Net unrealized appreciation/ (depreciation) of investments, futures contracts and other assets and liabilities denominated in foreign currencies	67,518,044	44,195,977	(1,135,027)	(551)	6,763,872	13,026,768	20,308,588
Paid-in capital	449,884,317	219,210,999	124,456,359	5,854,285	58,494,122	46,066,791	68,032,481

NET ASSETS	$537,958,564	$258,932,538	129,813,501	$6,075,178	$59,521,741	$57,172,328	$95,716,711

SHARES OUTSTANDING: (Unlimited shares authorized, per fund)	19,944,066	12,359,935	10,500,515	565,692	3,711,665	3,235,921	5,162,216

NET ASSET VALUE: (Offering and redemption price per share)	$26.97	$20.95	$12.36	$10.74	$16.04	$17.67	$18.54

Investments, at cost (Note 1)	$562,231,995	$215,206,431	$172,648,872	$5,259,547	$68,139,930	$43,497,788	$88,593,532
Foreign currency, at cost	$—	$—	$1,809	$—	$—	$324,645	$—
Market value of securities on loan (Note 1)	$63,587,086	$—	$—	$—	$16,421,551	$—	$16,326,490

^	For Balanced Fund represents value of investments in affiliated funds.
#	For Equity Fund and Balanced Fund represents receivable/payable of affiliated funds.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2007 (Unaudited)

	EQUITY FUND	BALANCED FUND	INCOME FUND	SHORT-TERM INVESTMENT FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends^	$4,361,289	$—	$7,475	$—	$71,295	$1,056,107	$938,866
Interest	131,074	—	3,516,684	130,291	16,757	8,200	48,845
Securities lending income	57,662	—	397	—	64,403	—	18,846
Foreign taxes withheld	(62,346)	—	2	—	—	(76,365)	(2,165)

Total income	4,487,679	—	3,524,558	130,291	152,455	987,942	1,004,392

EXPENSES:
Investment advisory fees (Note 2)	1,845,064	—	352,986	7,026	318,857	267,532	393,876
Distribution fees (Note 2)	658,951	—	160,449	6,388	69,317	66,883	115,846
Administration and Accounting fees	191,269	4,930	46,579	1,854	20,120	19,414	33,626
Professional fees	72,990	47,202	8,321	313	8,833	7,211	14,205
Printing fees	43,544	29,185	9,186	801	16,152	17,383	19,336
Custodian fees	36,696	5,809	26,109	2,429	19,076	58,143	6,106
Trustees’ fees and expenses (Note 2)	21,561	10,948	4,937	204	2,363	2,193	3,847
Transfer agent fees	23,958	7,444	7,444	7,444	7,444	7,444	7,444
Other	44,434	16,297	51,562	2,461	22,948	64,310	9,239

Subtotal	2,938,467	121,815	667,573	28,920	485,110	510,513	603,525
Fees waived and reimbursed by investment adviser (Note 2)	(16,533)	—	(78,810)	(26,286)	(118,766)	(59,318)	(13,567)

Total net expenses	2,921,934	121,815	588,763	2,634	366,344	451,195	589,958

Net Investment Income/(Loss)	1,565,745	(121,815)	2,935,795	127,657	(213,889)	536,747	414,434

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (Notes 1 and 4)
Net realized gain/(loss) from:
Investments	29,789,240	2,075,996	(1,352,197)	(4)	4,576,870	1,188,258	2,284,828
Futures contracts	2,165	—	—	—	—	—	—
Forward foreign currency exchange contracts and foreign currency transactions	—	—	(95,831)	—	—	586	—
Net change in unrealized appreciation/(depreciation) of:
Investments	4,154,528	8,496,053	(1,512,080)	(350)	2,341,374	3,282,422	3,080,656
Futures contracts	(34,382)	—	—	—	—	—	—
Forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	—	—	96,983	—	—	4,421	—

Net realized and unrealized gain/(loss) on investments, futures contracts and foreign currencies	33,911,551	10,572,049	(2,863,125)	(354)	6,918,244	4,475,687	5,365,484

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,477,296	$10,450,234	$72,670	$127,303	$6,704,355	$5,012,434	$5,779,918

^	For Balanced Fund represents dividend income from underlying affiliated funds.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2007 (Unaudited)

	EQUITY FUND	BALANCED FUND	INCOME FUND	SHORT-TERM INVESTMENT FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
Operations:
Net investment income/(loss)	$1,565,745	$(121,815)	$2,935,795	$127,657	$(213,889)	$536,747	$414,434
Net realized gain/(loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	29,791,405	2,075,996	(1,448,028)	(4)	4,576,870	1,188,844	2,284,828
Net change in unrealized appreciation/(depreciation) of investments, forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	4,120,146	8,496,053	(1,415,097)	(350)	2,341,374	3,286,843	3,080,656

Net increase in net assets resulting from operations	35,477,296	10,450,234	72,670	127,303	6,704,355	5,012,434	5,779,918
Capital Stock Transactions:
(Dollars)
Shares sold	3,863,068	1,069,892	3,247,653	2,065,192	1,315,164	3,780,164	1,436,306
Shares redeemed	(29,362,475)	(13,003,088)	(2,734,324)	(753,933)	(2,692,428)	(2,839,415)	(2,653,832)

Net increase/(decrease) in net assets from capital stock transactions	(25,499,407)	(11,933,196)	513,329	1,311,259	(1,377,264)	940,749	(1,217,526)

Net increase/(decrease) in net assets	9,977,889	(1,482,962)	585,999	1,438,562	5,327,091	5,953,183	4,562,392

NET ASSETS:
Beginning of year	$527,980,675	$260,415,500	$129,227,502	$4,636,616	$54,194,650	$51,219,145	$91,154,319

End of year	$537,958,564	$258,932,538	$129,813,501	$6,075,178	$59,521,741	$57,172,328	$95,716,711

Undistributed net investment income/(loss)	$1,625,981	$(121,815)	$8,084,923	$223,432	$(213,889)	$743,257	$1,429,435

Capital Share Transactions:
Shares sold	147,937	51,654	260,930	194,471	86,335	225,932	79,449
Shares redeemed	(1,121,228)	(629,771)	(218,732)	(71,187)	(179,389)	(169,540)	(145,797)

Net increase/(decrease) in shares outstanding	(973,291)	(578,117)	42,198	123,284	(93,054)	56,392	(66,348)

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For theYear Ended December 31, 2006

	EQUITY FUND	BALANCED FUND	INCOME FUND	SHORT-TERM INVESTMENT FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
Operations:
Net investment income/(loss)	$4,430,586	$5,333,579	$5,231,099	$170,976	$(695,456)	$223,495	$1,015,053
Net realized gain/(loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	65,847,701	6,488,971	36,724	(168)	7,847,630	5,099,296	8,888,480
Net change in unrealized appreciation/(depreciation) of investments, futures contracts, forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	9,825,300	16,239,954	(421,475)	357	(1,363,428)	4,475,102	5,944,182

Net increase in net assets resulting from operations	80,103,587	28,062,504	4,846,348	171,165	5,788,746	9,797,893	15,847,715
Distributions to Shareholders From:
Net investment income	(4,626,832)	(8,760,781)	(5,235,652)	(171,089)	—	(360,613)	(1,008,469)
Net realized capital gains	(13,411,491)	(700,670)	(142,329)	—	—	—	(8,847,255)

Total distributions to shareholders	(18,038,323)	(9,461,451)	(5,377,981)	(171,089)	—	(360,613)	(9,855,724)
Capital Stock Transactions: (Dollars)
Shares sold	8,257,683	1,433,619	4,371,262	4,014,744	1,241,390	2,619,973	1,594,773
Shares issued as reinvestment of distributions	17,910,426	9,461,452	5,377,840	171,091	—	360,619	9,855,723
Shares redeemed	(65,751,815)	(25,899,608)	(7,370,102)	(2,943,470)	(5,490,112)	(3,081,184)	(5,733,472)

Net increase/(decrease) in net assets from capital stock transactions	(39,583,706)	(15,004,537)	2,379,000	1,242,365	(4,248,722)	(100,592)	5,717,024

Net increase in net assets	22,481,558	3,596,516	1,847,367	1,242,441	1,540,024	9,336,688	11,709,015

NET ASSETS:
Beginning of period	$505,499,117	$256,818,984	$127,380,135	$3,394,175	$52,654,626	$41,882,457	$79,445,304

End of period	$527,980,675	$260,415,500	$129,227,502	$4,636,616	$54,194,650	$51,219,145	$91,154,319

Undistributed net investment income/(loss)	$60,236	$—	$5,149,128	$95,775	$—	$206,510	$1,015,001

Capital Share Transactions:
Shares sold	331,974	74,462	348,829	377,803	90,681	176,793	89,935
Shares issued as reinvestment of distributions	709,696	471,188	433,010	16,341	—	22,510	565,122
Shares redeemed	(2,745,218)	(1,329,300)	(593,544)	(278,394)	(405,939)	(213,287)	(326,714)

Net increase/(decrease) in shares outstanding	(1,703,548)	(783,650)	188,295	115,750	(315,258)	(13,984)	328,343

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		Year Ended December 31,
			2006	2005	2004	2003	2002
Net asset value, beginning of period	$25.24		$22.35	$21.34	$19.63	$15.56	$19.57

Income/(loss) from investment operations:
Net investment income*	0.08		0.21	0.25	0.26	0.21	0.21
Net realized and unrealized gain/(loss) on investments and futures contracts	1.65		3.57	1.01	1.73	4.08	(4.01)

Total from investment operations	1.73		3.78	1.26	1.99	4.29	(3.80)

Less distributions:
Dividends from net investment income	—		(0.23)	(0.25)	(0.28)	(0.22)	(0.21)
Distributions from capital gains	—		(0.66)	—	—	—	—

Total distributions	—		(0.89)	(0.25)	(0.28)	(0.22)	(0.21)

Net asset value, end of period	$26.97		$25.24	$22.35	$21.34	$19.63	$15.56

Total return[1,2]	6.86%		16.92%	5.90%	10.15%	27.57%	(19.43)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$537,959		$527,981	$505,499	$535,028	$531,511	$449,559
Operating expenses including reimbursement/waiver and excluding earnings credits	1.11	%**	1.00%	0.86%	0.87%	0.87%	0.82%
Operating expenses excluding reimbursement/waiver and earnings credits	1.11	%**	1.03%	0.93%	0.91%	0.91%	0.86%
Net investment income including reimbursement/waiver and excluding earnings credits	0.59	%**	0.87%	1.15%	1.30%	1.17%	1.13%
Net investment income excluding reimbursement/waiver and earnings credits	0.59	%**	0.84%	1.08%	1.26%	1.13%	1.09%
Portfolio turnover rate	39	%***	135%	44%	35%	43%	36%

[1]	Total return represents the total return for the period indicated.
[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND
FINANCIAL HIGHLIGHTS - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		Year Ended December 31,

			2006	2005	2004	2003	2002
Net asset value, beginning of period	$20.13		$18.72	$17.95	$17.02	$14.52	$16.34

Income/(loss) from investment operations:
Net investment income*	—	[1]	0.41	0.11	0.38	0.33	0.43
Net realized and unrealized gain/(loss) on investments	0.82		1.76	0.66	1.01	2.51	(1.79)

Total from investment operations	0.82		2.17	0.77	1.39	2.84	(1.36)

Less distributions:
Dividends from net investment income	—		(0.70)	—	(0.46)	(0.34)	(0.46)
Distributions from capital gains	—		(0.06)	—	—	—	—

Total distributions	—		(0.76)	—	(0.46)	(0.34)	(0.46)

Net asset value, end of period	$20.95		$20.13	$18.72	$17.95	$17.02	$14.52

Total return[2,3]	4.07%		11.59%	4.29%	8.18%	19.56%	(8.27)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$258,933		$260,416	$256,819	$269,488	$270,261	$240,562
Operating expenses including reimbursement/waiver and excluding earnings credits†	0.09	%**	0.08%	0.06%	0.04%	0.05%	0.04%
Operating expenses excluding reimbursement/waiver and earnings credits†	0.09	%**	0.10%	0.06%	0.04%	0.05%	0.04%
Net investment income including reimbursement/waiver and excluding earnings credits†	(0.09	)%**	2.09%	0.60%	2.20%	2.14%	2.77%
Net investment income excluding reimbursement/waiver and earnings credits†	(0.09	)%**	2.07%	0.60%	2.20%	2.14%	2.77%
Portfolio turnover rate	0	%***	4%	1%	6%	9%	13%

†	These ratios do not include expenses from the underlying funds.
[1]	Less than 0.01 per share.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
FINANCIAL HIGHLIGHTS - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		Year Ended December 31,

			2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.36		$12.40	$12.16	$12.26	$12.43	$12.30

Income/(loss) from investment operations:
Net investment income*	0.28		0.52	0.45	0.41	0.55	0.69
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(0.28)		(0.03)	(0.21)	0.19	0.35	0.42

Total from investment operations	—		0.49	0.24	0.60	0.90	1.11

Less distributions:
Dividends from net investment income	—		(0.52)	—	(0.47)	(0.33)	(0.57)
Distributions from capital gains	—		(0.01)	—	(0.23)	(0.74)	(0.41)

Total distributions	—		(0.53)	—	(0.70)	(1.07)	(0.98)

Net asset value, end of period	$12.36		$12.36	$12.40	$12.16	$12.26	$12.43

Total return[1,2]	0.00%		3.99%	1.97%	4.94%	7.25%	9.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$129,814		$129,228	$127,380	$127,557	$125,148	$114,935
Operating expenses including reimbursement/waiver and excluding earnings credits	0.92	%**	1.02%	0.95%	0.91%	0.89%	0.85%
Operating expenses excluding reimbursement/waiver and earnings credits	1.04	%**	1.05%	1.00%	0.93%	0.93%	0.90%
Net investment income including reimbursement/waiver and excluding earnings credits	4.57	%**	4.12%	3.64%	3.25%	4.25%	5.41%
Net investment income excluding reimbursement/waiver and earnings credits	4.45	%**	4.09%	3.59%	3.23%	4.21%	5.36%
Portfolio turnover rate	237	%***	421%	765%	595%	482%	316%

[1]	Total return represents the total return for the period indicated.
[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		Year Ended December 31,

			2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.48		$10.39	$10.11	$10.10	$10.09	$10.08

Income/(loss) from investment operations:
Net investment income*	0.26		0.49	0.29	0.13	0.12	0.18
Net realized and unrealized gain/(loss) on investments	—	[1]	— [1]	0.02	(0.01)	(0.02)	(0.01)

Total from investment operations	0.26		0.49	0.31	0.12	0.10	0.17

Less distributions:
Dividends from net investment income	—		(0.40)	(0.03)	(0.11)	(0.09)	(0.16)

Total distributions	—		(0.40)	(0.03)	(0.11)	(0.09)	(0.16)

Net asset value, end of period	$10.74		$10.48	$10.39	$10.11	$10.10	$10.09

Total return[2,3]	2.48%		4.71%	3.02%	1.22%	1.03%	1.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,075		$4,637	$3,394	$3,182	$4,843	$4,183
Operating expenses including reimbursement/waiver and excluding earnings credits	0.10	%**	0.14%	0.20%	0.17%	0.17%	0.33%
Operating expenses excluding reimbursement/waiver and earnings credits	1.13	%**	1.31%	1.21%	1.11%	1.07%	1.16%
Net investment income including reimbursement/waiver and excluding earnings credits	5.00	%**	4.59%	2.87%	1.19%	1.16%	1.76%
Net investment income excluding reimbursement/waiver and earnings credits	3.97	%**	3.42%	1.85%	0.25%	0.18%	0.93%
Portfolio turnover rate	0	%***	0%	0%	0%	0%	0%

[1]	Less than 0.01 per share.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		Year Ended December 31,

			2006	2005	2004	2003	2002
Net asset value, beginning of period	$14.24		$12.78	$12.33	$11.81	$7.43	$12.15

Income/(loss) from investment operations:
Net investment loss*	(0.06)		(0.18)	(0.11)	(0.16)	(0.14)	(0.15)
Net realized and unrealized gain/(loss) on investments	1.86		1.64	0.56	0.68	4.52	(4.57)

Total from investment operations	1.80		1.46	0.45	0.52	4.38	(4.72)

Net asset value, end of period	$16.04		$14.24	$12.78	$12.33	$11.81	$7.43

Total return1,2.	12.64%		11.42%	3.65%	4.40%	58.95%	(38.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$59,522		$54,195	$52,655	$56,286	$57,193	$34,768
Operating expenses including reimbursement/waiver and excluding earnings credits	1.32	%**	1.60%	1.66%	1.58%	1.66%	1.66%
Operating expenses excluding reimbursement/waiver and earnings credits	1.75	%**	1.76%	1.73%	1.77%	1.79%	1.82%
Net investment loss including reimbursement/waiver and excluding earnings credits	(0.77	)%**	(1.29)%	(0.94)%	(1.38)%	(1.52)%	(1.61)%
Net investment loss excluding reimbursement/waiver and earnings credits	(1.20	)%**	(1.45)%	(1.01)%	(1.57)%	(1.65)%	(1.77)%
Portfolio turnover rate	68	%***	240%	152%	96%	206%	234%

[1]	Total return represents the total return for the period indicated.
[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		Year Ended December 31,

			2006	2005	2004	2003	2002
Net asset value, beginning of period	$16.11		$13.11	$11.91	$10.91	$8.30	$10.52

Income/(loss) from investment operations:
Net investment income/(loss)*	0.17		0.07	0.10	0.03	0.05	(0.01)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.39		3.04	1.11	1.13	2.64	(2.21)

Total from investment operations	1.56		3.11	1.21	1.16	2.69	(2.22)

Less distributions:
Dividends from net investment income	—		(0.11)	(0.01)	(0.16)	(0.08)	—

Total distributions	—		(0.11)	(0.01)	(0.16)	(0.08)	—

Net asset value, end of period	$17.67		$16.11	$13.11	$11.91	$10.91	$8.30

Total return[1,2]	9.68%		23.76%	10.12%	10.61%	32.49%	(20.99)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$57,172		$51,219	$41,882	$39,276	$35,741	$26,286
Operating expenses including reimbursement/waiver and excluding earnings credits	1.69	%**	2.10%	1.71%	1.55%	1.46%	1.58%
Operating expenses excluding reimbursement/waiver and earnings credits	1.91	%**	2.27%	1.80%	1.60%	1.51%	1.62%
Net investment income/(loss) including reimbursement/waiver and excluding earnings credits	2.01	%**	0.49%	0.84%	0.26%	0.59%	(0.08)%
Net investment income/(loss) excluding reimbursement/waiver and earnings credits	1.79	%**	0.32%	0.75%	0.21%	0.54%	(0.12)%
Portfolio turnover rate	17	%***	103%	48%	161%	68%	139%

[1]	Total return represents the total return for the period indicated.
[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		Year Ended December 31,
			2006	2005	2004	2003	2002
Net asset value, beginning of period	$17.43		$16.21	$15.42	$13.79	$10.87	$12.75

Income/(loss) from investment operations:
Net investment income*	0.08		0.21	0.20	0.19	0.17	0.16
Net realized and unrealized gain/(loss) on investments	1.03		3.12	0.59	1.64	2.92	(1.88)

Total from investment operations	1.11		3.33	0.79	1.83	3.09	(1.72)

Less distributions:
Dividends from net investment income	—		(0.22)	— [1]	(0.20)	(0.17)	(0.16)
Distributions from capital gains	—		(1.89)	—	—	—	—

Total distributions	—		(2.11)	—	(0.20)	(0.17)	(0.16)

Net asset value, end of period	$18.54		$17.43	$16.21	$15.42	$13.79	$10.87

Total return[2,3]	6.37%		20.52%	5.13%	13.30%	28.45%	(13.48)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$95,717		$91,154	$79,445	$80,336	$73,965	$58,960
Operating expenses including reimbursement/waiver and excluding earnings credits	1.27	%**	1.23%	1.03%	1.01%	1.03%	0.99%
Operating expenses excluding reimbursement/waiver and earnings credits	1.30	%**	1.32%	1.26%	1.21%	1.22%	1.19%
Net investment income including reimbursement/waiver and excluding earnings credits	0.89	%**	1.20%	1.29%	1.35%	1.39%	1.35%
Net investment income excluding reimbursement/waiver and earnings credits	0.86	%**	1.11%	1.06%	1.15%	1.20%	1.15%
Portfolio turnover rate	10	%***	46%	28%	32%	37%	27%

[1]	Less than 0.01 per share.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

1.	Significant Accounting Policies.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in 14 separate investment portfolios. The portfolios presented in these financial statements are: Equity Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. These funds collectively are referred to as the “Funds.” Sponsorship of the Trust (formerly Horace Mann Mutual Funds) transferred from The Horace Mann Companies to Wilshire Associates Incorporated (the “Adviser”) on September 30, 2004. The financial statements for the 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund, and 2045 Moderate Fund are included in a separate semi-annual report. Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account, the HMLIC 401(k) Separate Account, and Great American Life Insurance Company. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

Fund Investment Objectives:

Equity Fund — primary, long-term capital growth; secondary, conservation of principal and production of income.

Balanced Fund — realization of high long-term total rate of return consistent with prudent investment risks.

Income Fund — long-term total rate of return in excess of the U.S. bond market over a full market cycle.

Short-Term Investment Fund — primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

Small Cap Growth Fund — long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

International Equity Fund — long-term growth of capital through diversified holdings of marketable foreign equity investments.

Socially Responsible Fund — long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Security Valuation — A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Trustees or as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Trust and at least one portfolio management professional of the subadviser responsible for managing the portion of the Fund whose securities require a fair valuation determination. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (continued)
June 30, 2007 (Unaudited)

value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost.

The Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so. Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when issued, delayed-delivery or forward commitment basis, the Fund’s custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by PFPC Trust Company and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Securities lending — The Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a “placing broker.” A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust’s policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. PFPC Trust Company, the Funds’ custodian, acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at June 30, 2007, are shown on the Statements of Assets and Liabilities. The related income from securities loaned is reflected in the Statements of Operations.

Mortgage Dollar Rolls — The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (continued)
June 30, 2007 (Unaudited)

an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund’s right to repurchase or resell securities may be limited.

Asset Backed Securities — These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors’ exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

Collateralized Mortgage Obligations — Planned Amortization Class (PAC) — These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

American Depository Receipts (ADR) — The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs.

Foreign Currency Transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Futures Contracts — A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

Forward Currency Contracts — The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (continued)
June 30, 2007 (Unaudited)

At June 30, 2007 the Income Fund had the following open forward currency contracts:

Foreign Currency	Local Currency	Expiration Date	Current Value U.S. Dollar	Unrealized Appreciation (Depreciation)
Short Contracts:
Canadian Dollar	186,822	8/8/2007	$175,552	$8,598
Euro Currency	476,623	8/8/2007	645,993	3,335
Long Contracts:
Canadian Dollar	214,469	08/08/07	201,532	(9,481)

Net Unrealized Appreciation				$2,452

Recent accounting pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation was implemented on June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of the Interpretation to the Funds, and has determined there is no impact on the Funds’ financial statements.

In addition, in September 2006, FASB issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported on the financial statements for a fiscal period.

2.	Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs. The Adviser has entered into agreements with the following subadvisers: Equity Fund — AllianceBernstein L.P., New York Life Investment Management LLC and Pzena Investment Management, LLC; Income Fund — Western Asset Management Company and Western Asset Management Limited; International Equity Fund — The Boston Company Asset Management, LLC and PanAgora Asset Management, Inc.; Short-Term Investment Fund — Western Asset Management Company; Small Cap Growth Fund — BNY Asset Management and Copper Rock Capital Partners, LLC; Socially Responsible Fund — AllianceBernstein L.P.

Each subadviser’s fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a subadviser of a Fund with multiple subadvisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund’s assets allocated to that subadviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser is not constant, and the relative amounts of fees paid to the various subadvisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to the Adviser. Because the Adviser will pay each subadviser’s fees out of its own fees from the Funds, there will not be any “duplication” of advisory fees paid by the Funds.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (continued)
June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement for which it received a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Rate on the First $1 Billion of Aggregate Fund Assets	Rate on Aggregate Trust Assets in Excess of $1 Billion
Equity Fund	0.700%	0.600%
Balanced Fund*	0.550	0.450
Income Fund	0.550	0.450
Short-Term Investment Fund	0.275	0.175
Small Cap Growth Fund	1.150	1.150
International Equity Fund	1.000	0.900
Socially Responsible Fund	0.850	0.750

*	The Balanced Fund operates under a “fund of funds” structure, primarily investing in shares of underlying funds. The Adviser receives directly from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in underlying funds.

For the six months ended June 30, 2007, the Adviser voluntarily waived fees in the amounts listed below.

Fund	Fees Voluntarily Waived
Equity Fund	$16,533
Balanced Fund	—
Income Fund	78,810
Short-Term Investment Fund	26,286
Small Cap Growth Fund	118,766
International Equity Fund	59,318
Socially Responsible Fund	13,567

Affiliated Broker — For the six months ended June 30, 2007, brokerage commissions paid on investment transactions in the Equity Fund amounted to $214,911. Amounts paid to Sanford C. Bernstein Co., an affiliate of the Fund’s subadviser for the Equity Fund was $4,433.

The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers with the exception of the Trust’s Chief Compliance Officer (“CCO”). The Trust and the Wilshire Mutual Funds, Inc. each pay a portion of the CCO’s compensation and related out of pocket expenses, and the Adviser pays the remainder of such compensation. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

3.	Distribution and Service Plan.

The Funds have adopted a Rule 12b-1 distribution plan (the “Distribution Plan”). Pursuant to the Distribution Plan with the Funds, PFPC Distributors, Inc. (the “Distributor”) receives a distribution fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets attributable to each Fund.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (continued)
June 30, 2007 (Unaudited)

4.	Security Transactions.

For the six months ended June 30, 2007, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Proceeds from Sales
Equity Fund	$207,638,113	$227,910,929
Balanced Fund	653,994	12,277,074
Income Fund	22,853,533	40,898,631
Short-Term Investment Fund	—	—
Small Cap Growth Fund	37,963,109	39,191,499
International Equity Fund	10,197,681	8,953,996
Socially Responsible Fund	8,994,598	10,498,423

Purchases and sales of U.S. Government securities during the six months ended June 30, 2007 were:

Fund	Purchases	Proceeds from sales
Income Fund	$330,592,584	$303,627,759

The aggregate book cost, which approximates Federal tax cost, unrealized appreciation and depreciation at June 30, 2007 for each Fund is as follows:

Fund	Aggregate Book Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized App/(Dep)
Equity Fund	$562,231,995	$79,533,231	$(11,973,483)	$67,559,748
Balanced Fund	215,206,431	44,195,977	—	44,195,977
Income Fund	172,648,872	877,176	(2,015,657)	(1,138,481)
Short-Term Investment Fund	5,259,547	371	(922)	(551)
Small Cap Growth Fund	68,139,930	8,278,026	(1,513,797)	6,764,229
International Equity Fund	43,497,788	13,360,706	(346,860)	13,013,846
Socially Responsible Fund	88,593,532	21,637,649	(1,329,061)	20,308,588

5.	Significant Shareholder Activity.

On June 30, 2007, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
Equity Fund (2 omnibus shareholders)	91%
Balanced Fund (1 omnibus shareholder)	100%
Income Fund (2 omnibus shareholders)	100%
Short-Term Investment Fund (1 omnibus shareholder)	100%
Small Cap Growth Fund (1 omnibus shareholder)	100%
International Equity Fund (1 omnibus shareholder)	100%
Socially Responsible Fund (1 omnibus shareholder)	100%

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (continued)
June 30, 2007 (Unaudited)

6.	Tax Information.

No provision for Federal income taxes is required since each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2007, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31
	2010	2012	2013	2014
Short-Term Investment Fund	—	$586	$1,230	$168
Small Cap Growth Fund	$9,529,407	—	—	—
International Equity Fund	3,823,778	—	—	—

7.	Indemnifications.

In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	Subsequent Event.

Effective August 15, 2007 The Boston Company Asset Management, LLC no longer acts as subadviser to the International Equity Fund. PanAgora Asset Management, Inc. continues as subadviser to the International Equity Fund.

WILSHIRE VARIABLE INSURANCE TRUST
ADDITIONAL FUND INFORMATION

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http:// www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Form N-Q will be available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF AMENDED AND NEW SUB-ADVISORY AGREEMENTS
(Unaudited)

Board Approval of Amended Subadvisory Agreements

During the six months ended June 30, 2007, the Board approved amended subadvisory agreements between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and the following subadvisers: AllianceBernstein L.P., The Boston Company Asset Management, LLC, Western Asset Management Company, Western Asset Management Company Limited, New York Life Investment Management LLC, Pzena Investment Management, LLC, BNY Asset Management (“BNY”), Copper Rock Capital Partners LLC (“Copper Rock”), PanAgora Asset Management, Inc. (“PanAgora”) and BlackRock Financial Management, Inc. In the following text, the subadvisers are referred to as “Subadvisers” and the amended subadvisory agreements between Wilshire and each Subadviser are referred to as “Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of the Agreements. In connection with its deliberations regarding the approval of the Agreements, the Board considered such information and factors as it deemed to be relevant. The Board considered the specific amendments proposed, including a provision which permits certain transactions between the Subadvisers of the Funds and their affiliates to the extent allowed under the Investment Company Act of 1940 (the “1940 Act”) and a provision requiring a Subadviser to obtain written consent of the Adviser before advertising or marketing its relationship with the Adviser or the Fund. The Board also considered that no other substantive changes were proposed to the Agreements, noting in particular that no changes were proposed to the nature, extent and quality of services provided by the Subadvisers or to the subadvisory fee schedules. In addition, the Board considered the fact that the Board had approved the continuation of each subadvisory agreement, pursuant to an extensive process that concluded at its August 2006 meeting and with respect to BNY, Copper Rock and PanAgora, had initially approved each subadvisory agreement, pursuant to an extensive process that concluded at its May 2006 meeting, the fact that the Board was scheduled to consider continuation of the Agreements, again pursuant to an extensive process that would conclude at its August 2007 meeting, and Wilshire’s recommendation that each Agreement be approved. Based upon all of these considerations, along with the conclusions the Board reached with respect to each of the subadvisory agreements at its May and August 2006 meetings, as applicable, and the existing arrangements with each of the Subadvisers, the Board concluded that it need not reconsider all of the factors it would typically consider in connection with initial contract approval or contract renewal.

In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, as required by the 1940 Act, each approval was confirmed by the unanimous separate vote of those Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The Independent Trustees also discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present. Based upon the information considered and the conclusions reached, the Board determined that the terms of each Agreement are fair and reasonable and that the approval of each Agreement is in the best interest of the applicable Fund or Funds.

Board Approval of New Subadvisory Agreement

During the same period, the Board approved a new subadvisory agreement (the “Agreement”) between Wilshire and PanAgora with respect to the International Equity Fund (the “Fund”) as a result of a “change of control” of PanAgora and, therefore, an “assignment” of the previous subadvisory agreement between Wilshire and PanAgora under the 1940 Act.

The information in this summary outlines the Board’s considerations associated with its approval of the Agreement. In connection with its deliberations regarding the approval of the Agreement, the Board considered such information and factors as it deemed to be relevant. The Board considered the details of the upcoming transaction between PanAgora’s parent company and Great-West Lifeco Inc., including the anticipated effect of the transaction on the resources, focus, culture and operations of PanAgora. The Board noted that the Agreement is the same as the previous subadvisory agreement with PanAgora with the exception of the effective date and term of the Agreement. The Board also considered that no other substantive changes were proposed to the Agreement, noting in particular that no changes were proposed to the nature, extent and quality of services to be provided by PanAgora or to the subadvisory fee schedule. In addition, the Board considered the fact that the Board had initially approved the subadvisory agreement, pursuant to an extensive process that concluded at its May 2006 meeting, the fact that the Board was scheduled to consider continuation of the Agreement, again pursuant to an extensive process that would conclude at its August 2007 meeting, and the recommendation of Wilshire and the Contract Review Committee that the Agreement be approved. Based upon all of these considerations, along with the conclusions the Board reached with respect to the subadvisory agreement at its May 2006 meeting, and the existing arrangement

WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF AMENDED AND NEW SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

with PanAgora, the Board concluded that it need not reconsider all of the factors it would typically consider in connection with initial contract approval or contract renewal.

In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, as required by the 1940 Act, the approval was confirmed by the unanimous separate vote of the Independent Trustees. The Independent Trustees also discussed the approval of the Agreement with management and in private sessions with counsel at which no representatives of PanAgora were present.

Based upon the information considered and the conclusions reached, the Board determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interest of the Fund.

WILSHIRE VARIABLE INSURANCE TRUST
SEMI-ANNUAL REPORT
June 30, 2007

Wilshire Variable Insurance Trust

Equity Fund

Balanced Fund

Income Fund

Short Term Investment Fund

Small Cap Growth

Fund International Equity Fund

Socially Responsible Fund

Board Of Trustees

DeWitt F. Bowman

Roger A. Formisano

Richard A. Holt

Harriet A. Russell

Lawrence E. Davanzo

George J. Zock

Chairman of the Board

Officers of the Funds

Lawrence E. Davanzo

President

Helen Thompson

Secretary and Chief Compliance Officer

Administrator and Transfer Agent

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Investment Adviser

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401-1085

Custodian

PFPC Trust Company

The Eastwick Center

8800 Tinicum Boulevard

Philadelphia, PA 19153

Independent Auditors

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1700

Philadelphia, PA 19103-7042

Investment Subadvisers

AllianceBernstein L.P.

767 Fifth Avenue

New York, NY 10153

BNY Asset Management

1633 Broadway, 13th Floor

New York, NY 10019

The Boston Company Asset Management, LLC

One Boston Place

Boston, Massachusetts 02108

Copper Rock Capital Partners, LLC

200 Clarendon Street

Boston, MA 02116

New York Life Investment Management LLC

51 Madison Avenue

New York, NY 15258

PanAgora Asset Management, Inc.

260 Franklin Street, 22nd

Floor Boston, MA 02110

Pzena Investment Management, LLC

120 West 45th Street

New York, NY 10036

Western Asset Management Company

117 E. Colorado Blvd., Suite 600

Pasadena, CA 91105

Western Asset Management Limited

155 Bishopsgate, London England

EC2M 3XG

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401

1-888-200-6796

SEMI-ANNUAL REPORT

(UNAUDITED)

2010 AGGRESSIVE FUND

2010 MODERATE FUND

2010 CONSERVATIVE FUND

2015 MODERATE FUND

2025 MODERATE FUND

2035 MODERATE FUND

2045 MODERATE FUND

June 30, 2007

Shares of the Wilshire Variable Insurance Trust are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of the Trust’s shares only if accompanied or preceded by the Trust’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by PFPC Distributors, Inc.

Dear Shareholders:

We are pleased to present this Semi-Annual Report to all shareholders of the Wilshire Variable Insurance Trust (the “Trust”) Target Maturity Funds (the “Funds”). This report covers the six-month period from January 1, 2007, to June 30, 2007 (the “Period”), for the 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund and 2045 Moderate Fund.

A disciplined approach to investing is the hallmark of the Wilshire Associates’ management of the Wilshire Variable Insurance Trust. Each of the Funds is constructed to provide shareholders diversified exposure to a segment of the global investment market. We are committed to provide our valued shareholders with investment vehicles they can rely on to allow an opportunity to generate long-term returns appropriate for retirement investing.

In our management of the Trust, Wilshire monitors each of the Funds to ensure the most skilled sub-advisers are working to add value for shareholders. We strive to provide you with excellent investment options and appreciate your continued confidence in our work as you plan for retirement.

Discussion of the Capital Markets for the Period

The most recent GDP figures showed slowing economic activities for the Period. The latest GDP figure shows that the economy grew at an annualized rate of 0.7% for the first quarter 2007. Though year-over-year core CPI has moderated (2.2% in May), inflation concerns were stoked by May’s 0.7% increase in headline CPI. This marked only the third monthly increase above 0.6% since 1990. Oil prices flirted with the $70 level until finally breaking through to close June at $70.68. Job growth continued to moderate with an average of 133,000 jobs created through the first five months of 2007. The unemployment rate held steady at 4.5% in May. The housing market continued to slow with existing and new home sales for May off 10.3% and 15.8%, respectively, from a year earlier.

The U.S. equity markets posted solid returns over the Period, led by strength in the growth segment of the market across both large and small capitalizations. Growth stocks outperformed on the heel of better performance from the traditionally growth sectors such as Information Technology and Health Care. Both sectors posted positive returns over the Period and were among the best performing sectors within the market. Small cap growth stocks outperformed large cap growth stocks for the Period on the support of robust private equity and M&A activities.

Growth stocks outperformed value stocks partially due to their limited exposure to the financials sector, which was plagued by unabated worries of sub-prime lending and tightening in liquidity. Financial companies posted the worst performance as a group relative to other industry sectors. As the largest component within the value indices, their beleaguered performance contributed to the underperformance of value stocks. The Russell 2000 Value small cap index’s higher exposure to sub-prime mortgage originators contributed to its underperformance relative to the Russell 1000 Value large cap index over the Period. In contrast, cyclical sectors such as Industrials, Materials, and Energy continued to provide leadership and posted double digit returns over the Period.

International equities continued the trend of out-performance versus U.S. equities for the Period. Measured in U.S. dollar terms, the MSCI EAFE index returned 10.74% for the Period, outpacing the S&P 500 index by 3.76%. Emerging markets provided the best returns and outperformed both the U.S. and other developed markets. For the Period, the MSCI Emerging Market Index gained 17.55% in U.S. dollar terms.

The bond market experienced higher volatilities during the Period, even though the Federal Open Market Committee (FOMC) left the key short-term interest rate unchanged at 5.25%. The yield on the 10-year Treasury bond rose from 4.71% at the beginning of the Period to 5.32% on June 13th before settling back to 5.03% at the end of the Period. Concerns about the slowing economy, slumping housing market, and troubling sub-prime lending sector contributed to poor performance for fixed income investors.

We thank our loyal shareholders for their business and ongoing support. Thank you for your continued confidence in Wilshire Associates.

Sincerely,

Lawrence E. Davanzo, President

1

WILSHIRE VARIABLE INSURANCE TRUST 2010 AGGRESSIVE FUND COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	5.22%
One Year Ended 06/30/07	13.74%
Inception (05/1/06) through 06/30/07	9.27%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/07, fees totaling 19.37% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

The 2010 Aggressive Fund’s (the “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The Fund returned 5.22% for the six-month period ended June 30, 2007 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as global equity market’s return was strong for the Period. During the period, the Fund’s small allocation to small growing companies did particularly well. The Fund’s investment in fixed income provided steady and stable income returns to investors; however, the Income Fund trailed the broad fixed income market for the Period. The Fund maintained approximately 68% of its assets in a diversified portfolio of domestic and international equities while investing the remaining 32% of its assets in high credit-quality intermediate-term and short-term bonds.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund’s total long-term investments’ market value.

2

WILSHIRE VARIABLE INSURANCE TRUST 2010 MODERATE FUND COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	4.20%
One Year Ended 06/30/07	10.76%
Inception (05/1/06) through 06/30/07	7.75%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/07, fees totaling 6.00% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

The 2010 Moderate Fund’s (the “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The Fund returned 4.20% for the six-month period ended June 30, 2007 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as global equity market’s return was strong for the Period. During the period, the Fund’s small allocation to small growth companies benefited performance as the returns far exceeded those in the broad market. The Fund’s investment in fixed income provided steady and stable income returns to investors; however, the Income Fund trailed the broad fixed income market for the Period. Investors’ objectives of seeking current income and capital appreciation are balanced in the Fund’s portfolio, which maintained approximately 53% of its assets in high-credit quality intermediate-term and short-term bond investments while investing the remaining 47% in diversified domestic and international equities.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund’s total long-term investments’ market value.

3

WILSHIRE VARIABLE INSURANCE TRUST 2010 CONSERVATIVE FUND COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	2.58%
One Year Ended 06/30/07	7.73%
Inception (05/1/06) through 06/30/07	6.22%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/07, fees totaling 7.98% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

The 2010 Conservative Fund’s (the “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The Fund returned 2.58% for the six-month period ended June 30, 2007 (the “Period”). The Fund’s investment in fixed income provided steady and stable income returns to investors; however, the Income Fund trailed the broad fixed income market for the Period. The Fund’s small allocations to the globally balanced equity markets added to its return as equity returns far exceeded the returns from bonds for the Period. For conservative investors seeking current income and preservation of capital, the Fund maintained approximately 70% of its assets in high-credit quality intermediate-term and short-term bond investments over the Period.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund’s total long-term investments’ market value.

4

WILSHIRE VARIABLE INSURANCE TRUST 2015 MODERATE FUND COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	4.74%
One Year Ended 06/30/07	12.54%
Inception (05/1/06) through 06/30/07	8.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/07, fees totaling 1.74% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

The 2015 Moderate Fund’s (the “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The Fund returned 4.74% for the six-month period ended June 30, 2007 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as global equity market’s return was strong for the Period. The Fund’s investment in fixed income provided steady and stable income returns to investors; however, the Income Fund trailed the broad fixed income market for the Period. Investors’ objectives of seeking current income and capital appreciation are balanced in the Fund’s portfolio, which maintained approximately 46% of its assets in high-credit quality intermediate-term and short-term bond investments while investing the remaining 54% in diversified domestic and international equities.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund’s total long-term investments’ market value.

5

WILSHIRE VARIABLE INSURANCE TRUST 2025 MODERATE FUND COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	5.00%
One Year Ended 06/30/07	14.04%
Inception (05/1/06) through 06/30/07	9.61%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/07, fees totaling 2.37% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

The 2025 Moderate Fund’s (the “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2025 Moderate Fund returned 5.00% for the six-month period ended June 30, 2007 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as global equity market’s return was strong for the Period. The Fund’s investment in fixed income provided steady and stable income returns to investors; however, the Income Fund trailed the broad fixed income market for the Period. Investors’ objectives of current income and capital appreciation are balanced in the Fund’s portfolio, which maintained approximately 35% of its assets in high-credit quality intermediate-term and short-term bond investments while investing the remaining 65% in diversified domestic and international equities.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund’s total long-term investments’ market value.

6

WILSHIRE VARIABLE INSURANCE TRUST 2035 MODERATE FUND COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	6.62%
One Year Ended 06/30/07	16.67%
Inception (05/1/06) through 06/30/07	10.79%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/07, fees totaling 6.91% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

The 2035 Moderate Fund’s (the “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The Fund returned 6.62% for the six-month period ended June 30, 2007 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as global equity market’s return was strong for the Period. The Fund’s investment in fixed income provided steady and stable income returns to investors; however, the Income Fund trailed the broad fixed income market for the Period. Investors’ objectives of current income and capital appreciation are balanced in the Fund’s portfolio, which maintained approximately 84% of its assets in a diversified portfolio of domestic and international equities while investing the remaining 16% of its assets in high-credit quality intermediate-term and short-term bonds over the Period.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund’s total long-term investments’ market value.

7

WILSHIRE VARIABLE INSURANCE TRUST 2045 MODERATE FUND COMMENTARY

Average Annual Total Return

Six Months Ended 06/30/07*	7.56%
One Year Ended 06/30/07	19.14%
Inception (05/1/06) through 06/30/07	11.80%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/07, fees totaling 10.47% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

The 2045 Moderate Fund’s (the “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The Fund returned 7.56% for the six-month period ended June 30, 2007 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as global equity market’s return was strong for the Period. Given the long investment horizon of the Fund’s investors, the Fund’s primary investment objective is capital appreciation. Over the Period, the Fund maintained consistent equity exposures to both domestic and international equities. It is expected, however, as the Fund moves closer to its targeted retirement or maturity date, its portfolio will gradually become less equity-oriented and more balanced with higher fixed income allocations.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund’s total long-term investments’ market value.

8

WILSHIRE VARIABLE INSURANCE TRUST DISCLOSURE OF FUND EXPENSES For the Period January 1, 2007 through June 30, 2007 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

9

WILSHIRE VARIABLE INSURANCE TRUST DISCLOSURE OF FUND EXPENSES - (Continued) For the Period January 1, 2007 through June 30, 2007 (Unaudited)

	Beginning Account Value 1/1/2007	Ending Account Value 06/30/2007	Expense Ratio(1)(2)	Expenses Paid During Period 01/01/2007-06/30/2007(3)(4)
2010 Aggressive Fund
Actual Fund Return	$1,000.00	$1,052.22	0.50%	$2.53
Hypothetical 5% Return	$1,000.00	$1,022.19	0.50%	$2.49

2010 Moderate Fund
Actual Fund Return	$1,000.00	$1,042.02	0.50%	$2.52
Hypothetical 5% Return	$1,000.00	$1,022.19	0.50%	$2.49

2010 Conservative Fund
Actual Fund Return	$1,000.00	$1,025.79	0.50%	$2.50
Hypothetical 5% Return	$1,000.00	$1,022.19	0.50%	$2.49

2015 Moderate Fund
Actual Fund Return	$1,000.00	$1,047.39	0.50%	$2.52
Hypothetical 5% Return	$1,000.00	$1,022.19	0.50%	$2.49

2025 Moderate Fund
Actual Fund Return	$1,000.00	$1,050.01	0.50%	$2.53
Hypothetical 5% Return	$1,000.00	$1,022.19	0.50%	$2.49

2035 Moderate Fund
Actual Fund Return	$1,000.00	$1,066.18	0.50%	$2.55
Hypothetical 5% Return	$1,000.00	$1,022.19	0.50%	$2.49

2045 Moderate Fund
Actual Fund Return	$1,000.00	$1,075.60	0.50%	$2.56
Hypothetical 5% Return	$1,000.00	$1,022.19	0.50%	$2.49

(1)	The expense ratio does not include the expenses of the underlying funds.
(2)	Annualized, based on the Fund’s expenses for the period.
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(4)	Expenses shown do not include annuity contract fees.

10

WILSHIRE VARIABLE INSURANCE TRUST SCHEDULES OF INVESTMENTS	June 30, 2007 (Unaudited)

	2010 Aggressive Fund
Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 99.6%
7,437	Wilshire Variable Insurance Trust Equity Fund*	$200,565
6,097	Wilshire Variable Insurance Trust Income Fund*	75,354
4,754	Wilshire Variable Insurance Trust International Equity Fund*	84,012
8,222	Wilshire Variable Insurance Trust Short-Term Investment Fund*	88,301
2,798	Wilshire Variable Insurance Trust Small Cap Growth Fund*	44,877

Total Investments in Underlying Funds (Cost $478,564)		493,109
Other Assets & Liabilities, Net — 0.4%		2,106

NET ASSETS — 100.0%		$495,215

	2010 Moderate Fund

INVESTMENTS IN UNDERLYING FUNDS — 100.0%
14,270	Wilshire Variable Insurance Trust Equity Fund*	$384,854
22,381	Wilshire Variable Insurance Trust Income Fund*	276,626
9,430	Wilshire Variable Insurance Trust International Equity Fund*	166,624
43,777	Wilshire Variable Insurance Trust Short-Term Investment Fund*	470,166
6,027	Wilshire Variable Insurance Trust Small Cap Growth Fund*	96,666

Total Investments in Underlying Funds (Cost $1,360,912)		1,394,936
Other Assets & Liabilities, Net — 0.0%		205

NET ASSETS — 100.0%		$1,395,141

	2010 Conservative Fund

INVESTMENTS IN UNDERLYING FUNDS — 100.0%
4,965	Wilshire Variable Insurance Trust Equity Fund*	$133,903
20,966	Wilshire Variable Insurance Trust Income Fund*	259,137
4,089	Wilshire Variable Insurance Trust International Equity Fund*	72,255
31,166	Wilshire Variable Insurance Trust Short-Term Investment Fund*	334,724
1,479	Wilshire Variable Insurance Trust Small Cap Growth Fund*	23,729

Total Investments in Underlying Funds (Cost $811,148)		823,748
Other Assets & Liabilities, Net — 0.0%		395

NET ASSETS — 100.0%		$824,143

	2015 Moderate Fund

INVESTMENTS IN UNDERLYING FUNDS — 100.1%
53,631	Wilshire Variable Insurance Trust Equity Fund*	$1,446,418
80,961	Wilshire Variable Insurance Trust Income Fund*	1,000,672
33,595	Wilshire Variable Insurance Trust International Equity Fund*	593,618
105,602	Wilshire Variable Insurance Trust Short-Term Investment Fund*	1,134,169
25,576	Wilshire Variable Insurance Trust Small Cap Growth Fund*	410,243

Total Investments in Underlying Funds (Cost $4,470,735)		4,585,120
Other Assets & Liabilities, Net — (0.1)%		(4,216)

NET ASSETS — 100.0%		$4,580,904

See Notes to Financial Statements.

11

WILSHIRE VARIABLE INSURANCE TRUST SCHEDULES OF INVESTMENTS - (Continued)	June 30, 2007 (Unaudited)

	2025 Moderate Fund
Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 99.9%
48,745	Wilshire Variable Insurance Trust Equity Fund*	$1,314,640
48,256	Wilshire Variable Insurance Trust Income Fund*	596,449
23,264	Wilshire Variable Insurance Trust International Equity Fund*	411,074
49,655	Wilshire Variable Insurance Trust Short-Term Investment Fund*	533,300
19,719	Wilshire Variable Insurance Trust Small Cap Growth Fund*	316,295

Total Investments in Underlying Funds (Cost $3,059,825)		3,171,758
Other Assets & Liabilities, Net — 0.1%		3,864

NET ASSETS — 100.0%		$3,175,622

	2035 Moderate Fund

INVESTMENTS IN UNDERLYING FUNDS — 99.0%
26,334	Wilshire Variable Insurance Trust Equity Fund*	$710,224
10,513	Wilshire Variable Insurance Trust Income Fund*	129,939
11,074	Wilshire Variable Insurance Trust International Equity Fund*	195,671
9,640	Wilshire Variable Insurance Trust Short-Term Investment Fund*	103,531
9,806	Wilshire Variable Insurance Trust Small Cap Growth Fund*	157,284

Total Investments in Underlying Funds (Cost $1,242,793)		1,296,649
Other Assets & Liabilities, Net — 1.0%		12,786

NET ASSETS — 100.0%		$1,309,435

	2045 Moderate Fund

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
19,953	Wilshire Variable Insurance Trust Equity Fund*	$538,142
1,308	Wilshire Variable Insurance Trust Income Fund*	16,165
8,725	Wilshire Variable Insurance Trust International Equity Fund*	154,169
6,096	Wilshire Variable Insurance Trust Small Cap Growth Fund*	97,772

Total Investments in Underlying Funds (Cost $771,895)		806,248
Other Assets & Liabilities, Net — 0.4%		3,022

NET ASSETS — 100.0%		$809,270

*	Affiliated fund.

See Notes to Financial Statements.

12

WILSHIRE VARIABLE INSURANCE TRUST STATEMENTS OF ASSETS AND LIABILITIES June 30, 2007 (Unaudited)

	2010 AGGRESSIVE FUND	2010 MODERATE FUND	2010 CONSERVATIVE FUND	2015 MODERATE FUND	2025 MODERATE FUND	2035 MODERATE FUND	2045 MODERATE FUND
ASSETS:
Investments, at cost (Note 1)	$478,564	$1,360,912	$811,148	$4,470,735	$3,059,825	$1,242,793	$771,895

Investments, at value (Note 1),^ See accompanying schedules	$493,109	$1,394,936	$823,748	$4,585,120	$3,171,758	$1,296,649	$806,248
Receivable for Fund shares sold#	319	227	—	4,170	8,706	12,226	283
Due from Adviser (Note 2)	12,760	11,345	11,630	5,747	7,800	11,623	13,388
Interest receivable	14	199	28	403	255	160	43
Prepaid insurance	5	8	15	61	41	9	9
Prepaid offering costs	172	172	172	172	172	172	172

Total Assets	506,379	1,406,887	835,593	4,595,673	3,188,732	1,320,839	820,143

LIABILITIES:
Payable for Fund shares redeemed#	477	1,390	1,029	5,045	3,412	1,437	883
Professional fees payable	5,037	5,039	5,036	5,035	5,038	5,040	5,038
Administration and accounting fees payable	2,014	2,014	2,014	2,014	2,014	2,014	2,014
Custody fees payable	2,971	2,787	2,757	2,675	2,646	2,913	2,594
Accrued expenses and other payables	665	516	614	—	—	—	344

Total Liabilities	11,164	11,746	11,450	14,769	13,110	11,404	10,873

NET ASSETS	$495,215	$1,395,141	$824,143	$4,580,904	$3,175,622	$1,309,435	$809,270

NET ASSETS consist of:
Undistributed accumulated net investment income	$2,128	$5,522	$12,251	$34,161	$19,496	$2,179	$1,307
Accumulated net realized gain on investments	4,045	1,880	2,792	30,205	20,888	4,178	10,765
Net unrealized appreciation of investments	14,545	34,024	12,600	114,385	111,933	53,856	34,353
Paid-in capital	474,497	1,353,715	796,500	4,402,153	3,023,305	1,249,222	762,845

NET ASSETS	$495,215	$1,395,141	$824,143	$4,580,904	$3,175,622	$1,309,435	$809,270

SHARES OUTSTANDING:
(Unlimited shares authorized, per fund)	44,650	127,870	76,772	414,982	285,335	116,221	71,053

NET ASSET VALUE:
(Offering and redemption price per share)	$11.09	$10.91	$10.73	$11.04	$11.13	$11.27	$11.39

^	Represents value of investments in affiliated funds.
#	Represents receivable/payable of affiliated funds.

See Notes to Financial Statements.

13

WILSHIRE VARIABLE INSURANCE TRUST STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

	2010 AGGRESSIVE FUND	2010 MODERATE FUND	2010 CONSERVATIVE FUND	2015 MODERATE FUND	2025 MODERATE FUND	2035 MODERATE FUND	2045 MODERATE FUND
INVESTMENT INCOME:
Interest	$155	$664	$343	$2,095	$1,502	$617	$357

Total income	155	664	343	2,095	1,502	617	357

EXPENSES:
Investment advisory fees (Note 2)	483	1,514	1,155	4,995	3,745	1,334	883
Administration and Accounting fees (Note 2)	10,763	10,763	10,763	10,763	10,763	10,763	10,763
Professional fees	4,548	4,553	4,555	4,588	4,573	4,553	4,551
Custodian fees	3,407	3,319	3,303	3,306	3,394	3,402	3,290
Transfer agent fees (Note 2)	4,958	4,958	4,958	4,958	4,958	4,958	4,958
Offering costs	2,040	2,040	2,040	2,040	2,040	2,040	2,040
Pricing fees	766	766	766	766	766	766	766
Printing fees	247	247	247	247	247	247	247
Trustees’ fees and expenses (Note 2)	12	14	12	21	18	14	12
Other	186	192	196	243	223	191	190

Subtotal	27,410	28,366	27,995	31,927	30,727	28,268	27,700
Fees waived and reimbursed by investment adviser (Note 2)	(23,804)	(23,286)	(23,429)	(21,875)	(22,460)	(23,444)	(23,521)
Fees waived by Fund’s administrator (Note 2)	(2,917)	(2,917)	(2,917)	(2,917)	(2,917)	(2,917)	(2,917)

Total net expenses	689	2,163	1,649	7,135	5,350	1,907	1,262

Net Investment Loss	(534)	(1,499)	(1,306)	(5,040)	(3,848)	(1,290)	(905)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Notes 1 and 4)
Net realized gain from:
Sales of investments in underlying funds	915	—	884	3,928	3,644	—	6,064
Net change in unrealized appreciation/(depreciation) of: Investments in underlying funds	14,123	34,885	17,022	116,149	103,192	51,431	31,164

Net realized and unrealized gain on investments in underlying funds	15,038	34,885	17,906	120,077	106,836	51,431	37,228

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,504	$33,386	$16,600	$115,037	$102,988	$50,141	$36,323

See Notes to Financial Statements.

14

WILSHIRE VARIABLE INSURANCE TRUST STATEMENTS OF CHANGES IN NET ASSETS For the Six Months Ended June 30, 2007 (Unaudited)

	2010 AGGRESSIVE FUND	2010 MODERATE FUND	2010 CONSERVATIVE FUND	2015 MODERATE FUND	2025 MODERATE FUND	2035 MODERATE FUND	2045 MODERATE FUND
Operations:
Net investment loss	$(534)	$(1,499)	$(1,306)	$(5,040)	$(3,848)	$(1,290)	$(905)
Net realized gain on investments in underlying funds	915	—	884	3,928	3,644	—	6,064
Net change in unrealized appreciation of investments	14,123	34,885	17,022	116,149	103,192	51,431	31,164

Net increase in net assets resulting from operations	14,504	33,386	16,600	115,037	102,988	50,141	36,323

Capital Stock Transactions: (Dollars)
Shares sold	356,920	1,075,620	434,119	2,964,397	1,837,256	1,029,092	558,112
Shares redeemed	(30,794)	(18,539)	(79,314)	(432,801)	(136,273)	(93,613)	(73,980)

Net increase in net assets from capital stock transactions	326,126	1,057,081	354,805	2,531,596	1,700,983	935,479	484,132

Net increase in net assets	340,630	1,090,467	371,405	2,646,633	1,803,971	985,620	520,455

NET ASSETS:
Beginning of period	$154,585	$304,674	$452,738	$1,934,271	$1,371,651	$323,815	$288,815

End of period	$495,215	$1,395,141	$824,143	$4,580,904	$3,175,622	$1,309,435	$809,270

Undistributed net investment income	$2,128	$5,522	$12,251	$34,161	$19,496	$2,179	$1,307

Capital Share Transactions:
Shares sold	32,790	100,486	40,910	271,663	168,602	94,075	50,543
Shares redeemed	(2,802)	(1,715)	(7,408)	(40,272)	(12,682)	(8,496)	(6,769)

Net increase in shares outstanding	29,988	98,771	33,502	231,391	155,920	85,579	43,774

See Notes to Financial Statements.

15

WILSHIRE VARIABLE INSURANCE TRUST STATEMENTS OF CHANGES IN NET ASSETS For the Period May 1, 2006 through December 31, 2006

	2010 AGGRESSIVE FUND	2010 MODERATE FUND	2010 CONSERVATIVE FUND	2015 MODERATE FUND	2025 MODERATE FUND	2035 MODERATE FUND	2045 MODERATE FUND
Operations:
Net investment income	$2,662	$7,021	$13,557	$39,201	$23,344	$3,469	$1,939
Net realized gain on investments and distributions from underlying funds	3,130	1,880	1,908	26,277	17,244	4,178	4,701
Net change in unrealized appreciation/(depreciation) of investments in underlying funds	422	(861)	(4,422)	(1,764)	8,741	2,425	3,189

Net increase in net assets resulting from operations	6,214	8,040	11,043	63,714	49,329	10,072	9,829

Capital Stock Transactions: (Dollars)
Shares sold	178,041	305,340	466,597	2,257,586	1,383,941	318,677	291,718
Shares redeemed	(29,670)	(8,706)	(24,902)	(387,029)	(61,619)	(4,934)	(12,732)

Net increase in net assets from capital stock transactions	148,371	296,634	441,695	1,870,557	1,322,322	313,743	278,986

Net increase in net assets	154,585	304,674	452,738	1,934,271	1,371,651	323,815	288,815

NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—	$—

End of period	$154,585	$304,674	$452,738	$1,934,271	$1,371,651	$323,815	$288,815

Undistributed net investment income	$2,662	$7,021	$13,557	$39,201	$23,344	$3,469	$2,212

Capital Share Transactions:
Shares sold	17,574	29,963	45,715	221,881	135,342	31,128	28,483
Shares redeemed	(2,912)	(864)	(2,445)	(38,290)	(5,927)	(486)	(1,204)

Net increase in shares outstanding	14,662	29,099	43,270	183,591	129,415	30,642	27,279

See Notes to Financial Statements.

16

WILSHIRE VARIABLE INSURANCE TRUST 2010 AGGRESSIVE FUND FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		For the Period May 1, 2006 to December 31, 2006[1]
Net asset value, beginning of period	$10.54		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)*	(0.02)		0.44
Net realized and unrealized gain on investments	0.57		0.10

Total from investment operations	0.55		0.54

Net asset value, end of period	$11.09		$10.54

Total return[2,3]	5.22%		5.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$495		$155
Operating expenses including reimbursement/waiver†	0.50	%**	0.50	%**
Operating expenses excluding reimbursement/waiver†	19.87	%**	89.67	%**
Net investment income/(loss) including reimbursement/waiver†	(0.39	)%**	6.47	%**
Net investment loss excluding reimbursement/waiver†	(19.76	)%**	(82.70	)%**
Portfolio turnover rate	8	%***	53	%***

†	These ratios do not include expenses from the underlying funds.
[1]	The Fund commenced operations May 1, 2006.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

17

WILSHIRE VARIABLE INSURANCE TRUST 2010 MODERATE FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		For the Period May 1, 2006 to December 31, 2006[1]
Net asset value, beginning of period	$10.47		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)*	(0.02)		0.75
Net realized and unrealized gain/(loss) on investments	0.46		(0.28)

Total from investment operations	0.44		0.47

Net asset value, end of period	$10.91		$10.47

Total return[2,3]	4.20%		4.70%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,395		$305
Operating expenses including reimbursement/waiver†	0.50	%**	0.50	%**
Operating expenses excluding reimbursement/waiver†	6.56	%**	56.99	%**
Net investment income/(loss) including reimbursement/waiver†	(0.35	)%**	10.85	%**
Net investment loss excluding reimbursement/waiver†	(6.41	)%**	(45.64	)%**
Portfolio turnover rate	0	%***	0	%***

†	These ratios do not include expenses from the underlying funds.
[1]	The Fund commenced operations May 1, 2006.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

18

WILSHIRE VARIABLE INSURANCE TRUST 2010 CONSERVATIVE FUND FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		For the Period May 1, 2006 to December 31, 2006[1]
Net asset value, beginning of period	$10.46		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)*	(0.02)		0.77
Net realized and unrealized gain/(loss) on investments	0.29		(0.31)

Total from investment operations	0.27		0.46

Net asset value, end of period	$10.73		$10.46

Total return[2,3]	2.58%		4.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$824		$453
Operating expenses including reimbursement/waiver†	0.50	%**	0.50	%**
Operating expenses excluding reimbursement/waiver†	8.48	%**	30.69	%**
Net investment income/(loss) including reimbursement/waiver†	(0.40	)%**	11.21	%**
Net investment loss excluding reimbursement/waiver†	(8.38	)%**	(18.98	)%**
Portfolio turnover rate	6	%***	10	%***

†	These ratios do not include expenses from the underlying funds.
[1]	The Fund commenced operations May 1, 2006.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

19

WILSHIRE VARIABLE INSURANCE TRUST 2015 MODERATE FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		For the Period May 1, 2006 to December 31, 2006[1]
Net asset value, beginning of period	$10.54		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)*	(0.02)		0.61
Net realized and unrealized gain/(loss) on investments	0.52		(0.07)

Total from investment operations	0.50		0.54

Net asset value, end of period	$11.04		$10.54

Total return[2,3]	4.74%		5.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,581		$1,934
Operating expenses including reimbursement/waiver†	0.50	%**	0.50	%**
Operating expenses excluding reimbursement/waiver†	2.24	%**	8.69	%**
Net investment income/(loss) including reimbursement/waiver†	(0.35	)%**	8.87	%**
Net investment income/(loss) excluding reimbursement/waiver†	(2.09	)%**	0.68	%**
Portfolio turnover rate	6	%***	55	%***

†	These ratios do not include expenses from the underlying funds.
[1]	The Fund commenced operations May 1, 2006.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

20

WILSHIRE VARIABLE INSURANCE TRUST 2025 MODERATE FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		For the Period May 1, 2006 to December 31, 2006[1]
Net asset value, beginning of period	$10.60		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)*	(0.02)		0.54
Net realized and unrealized gain on investments	0.55		0.06

Total from investment operations	0.53		0.60

Net asset value, end of period	$11.13		$10.60

Total return[2,3]	5.00%		6.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,176		$1,372
Operating expenses including reimbursement/waiver†	0.50	%**	0.50	%**
Operating expenses excluding reimbursement/waiver†	2.87	%**	12.72	%**
Net investment income/(loss) including reimbursement/waiver†	(0.36	)%**	7.83	%**
Net investment loss excluding reimbursement/waiver†	(2.73	)%**	(4.39	)%**
Portfolio turnover rate	3	%***	10	%***

†	These ratios do not include expenses from the underlying funds.
[1]	The Fund commenced operations May 1, 2006.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

21

WILSHIRE VARIABLE INSURANCE TRUST 2035 MODERATE FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		For the Period May 1, 2006 to December 31, 2006[1]
Net asset value, beginning of period	$10.57		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)*	(0.02)		0.40
Net realized and unrealized gain on investments	0.72		0.17

Total from investment operations	0.70		0.57

Net asset value, end of period	$11.27		$10.57

Total return[2,3]	6.62%		5.70%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,309		$324
Operating expenses including reimbursement/waiver†	0.50	%**	0.50	%**
Operating expenses excluding reimbursement/waiver†	7.41	%**	61.49	%**
Net investment income/(loss) including reimbursement/waiver†	(0.34	)%**	5.78	%**
Net investment loss excluding reimbursement/waiver†	(7.25	)%**	(55.21	)%**
Portfolio turnover rate	0	%***	4	%***

†	These ratios do not include expenses from the underlying funds.
[1]	The Fund commenced operations May 1, 2006.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

22

WILSHIRE VARIABLE INSURANCE TRUST 2045 MODERATE FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

	Six Month Period Ended June 30, 2007 (Unaudited)		For the Period May 1, 2006 to December 31, 2006[1]
Net asset value, beginning of period	$10.59		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)*	(0.02)		0.26
Net realized and unrealized gain on investments	0.82		0.33

Total from investment operations	0.80		0.59

Net asset value, end of period	$11.39		$10.59

Total return[2,3]	7.56%		5.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$809		$289
Operating expenses including reimbursement/waiver†	0.50	%**	0.50	%**
Operating expenses excluding reimbursement/waiver†	10.97	%**	71.81	%**
Net investment income/(loss) including reimbursement/waiver†	(0.36	)%**	3.79	%**
Net investment loss excluding reimbursement/waiver†	(10.83	)%**	(67.52	)%**
Portfolio turnover rate	13	%***	0	%***

†	These ratios do not include expenses from the underlying funds.
[1]	The Fund commenced operations May 1, 2006.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

23

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS June 30, 2007 (Unaudited)

1.	Significant Accounting Policies.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in 14 separate investment portfolios. The portfolios presented in these financial statements are: 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund and 2045 Moderate Fund (collectively the “Funds”, each a “Fund” of the Trust). The Funds operate under a fund of funds structure and invest substantially all of their assets in other Funds of the Trust (“Underlying Funds”) according to an asset allocation strategy designed for investors planning to retire in certain target years. Sponsorship of the Trust (formerly Horace Mann Mutual Funds) transferred from The Horace Mann Companies to Wilshire Associates Incorporated (the “Adviser”) on September 30, 2004. Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account, the HMLIC 401(k) Separate Account and Great American Life Insurance Company.

Fund Investment Objectives:

High total return until each respective Fund’s target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Security Valuation — Investments by the Funds in Underlying Funds are valued at their net asset value as reported by the Underlying Funds.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

Recent accounting pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation was implemented on June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of the Interpretation to the Funds, and has determined that there is no impact on the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs.

For the period ended June 30, 2007, the Adviser provided services and assumed expenses pursuant to the Investment Advisory Agreement, for which it received a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Rate on Aggregate Fund Assets
2010 Aggressive Fund.	0.35%
2010 Moderate Fund	0.35%
2010 Conservative Fund.	0.35%
2015 Moderate Fund	0.35%
2025 Moderate Fund	0.35%
2035 Moderate Fund	0.35%
2045 Moderate Fund	0.35%

24

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) June 30, 2007 (Unaudited)

The Adviser has contractually agreed to waive fees and/or reimburse expenses through April 30, 2009, so that the total operating expenses for each Fund for this period will not exceed 0.50% (exclusive of Underlying Fund fees) (the “Expense Limitation”). Each Fund, for a period not to exceed three years from commencement of operations, will repay the Adviser any expenses in excess of the Expense Limitation, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation.

For the six months ended June 30, 2007, the Adviser waived fees and reimbursed expenses in the amounts listed below.

Fund	Fees Waived/Reimbursed
2010 Aggressive Fund	$23,804
2010 Moderate Fund	23,286
2010 Conservative Fund	23,429
2015 Moderate Fund	21,875
2025 Moderate Fund	22,460
2035 Moderate Fund	23,444
2045 Moderate Fund	23,521

Because the Underlying Funds have varied fee and expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

PFPC Inc. (“PFPC”) serves as the Fund’s administrator, accounting agent and transfer agent pursuant to a services agreement. PFPC has agreed to waive $20,419 of administration fees for the Funds for the period from January 1, 2007 to April 30, 2007.

The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers with the exception of the Trust’s Chief Compliance Officer (“CCO”). The Trust and the Wilshire Mutual Funds, Inc. each pay a portion of the CCO’s compensation and related out of pocket expenses, and the Adviser pays the remainder of such compensation. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

3.	Distribution and Service Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund’s average net assets payable to PFPC Distributors, Inc. (the “Distributor”) to reimburse the Distributor for distribution and other services provided to shareholders. Currently, there is no expectation that the Target Maturity Funds will incur expenses for distribution and shareholder services.

25

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) June 30, 2007 (Unaudited)

4.	Security Transactions.

For the period ended June 30, 2007, aggregate cost of purchases and proceeds from sales of Underlying Funds, were as follows:

Fund	Purchases	Proceeds from Sales
2010 Aggressive Fund	$344,923	$21,547
2010 Moderate Fund	1,055,337	—
2010 Conservative Fund	386,656	34,442
2015 Moderate Fund	2,690,346	162,094
2025 Moderate Fund	1,756,364	64,767
2035 Moderate Fund	921,366	—
2045 Moderate Fund	544,001	62,149

The aggregate book cost, which approximates Federal tax cost, unrealized appreciation and depreciation at June 30, 2007 for each Fund is as follows:

Fund	Aggregate Book Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
2010 Aggressive Fund	$478,564	$15,435	$(890)	$14,545
2010 Moderate Fund	1,360,912	36,823	(2,799)	34,024
2010 Conservative Fund	811,148	17,398	(4,798)	12,600
2015 Moderate Fund	4,470,735	131,518	(17,133)	114,385
2025 Moderate Fund	3,059,825	122,104	(10,171)	111,933
2035 Moderate Fund	1,242,793	55,629	(1,773)	53,856
2045 Moderate Fund	771,895	34,554	(201)	34,353

5.	Significant Shareholder Activity.

On June 30, 2007, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
2010 Aggressive Fund (1 omnibus shareholder)	100%
2010 Moderate Fund (1 omnibus shareholder)	100%
2010 Conservative Fund (1 omnibus shareholder)	100%
2015 Moderate Fund (1 omnibus shareholder)	100%
2025 Moderate Fund (1 omnibus shareholder)	100%
2035 Moderate Fund (1 omnibus shareholder)	100%
2045 Moderate Fund (1 omnibus shareholder)	100%

6.	Tax Information.

No provision for Federal income taxes is required since each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

7.	Indemnifications.

In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

26

WILSHIRE VARIABLE INSURANCE TRUST ADDITIONAL FUND INFORMATION

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http:// www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Form N-Q will be available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

27

WILSHIRE VARIABLE INSURANCE TRUST SEMI-ANNUAL REPORT June 30, 2007

Wilshire Variable Insurance Trust
2010 Aggressive Fund	2025 Moderate Fund
2010 Moderate Fund	2035 Moderate Fund
2010 Conservative Fund	2045 Moderate Fund
2015 Moderate Fund

Board Of Trustees
DeWitt F. Bowman	Harriet A. Russell
Roger A. Formisano	Lawrence E. Davanzo
Richard A. Holt	George J. Zock
Chairman of the Board

Officers of the Funds
Lawrence E. Davanzo
President
Helen Thompson
Secretary and Chief Compliance Officer

Administrator And Transfer Agent	Custodian
PFPC Inc.	PFPC Trust Company
760 Moore Road	The Eastwick Center
King of Prussia, PA 19406	8800 Tinicum Boulevard
Philadelphia, PA 19153

Investment Adviser
Wilshire Associates Incorporated	Independent Auditors
1299 Ocean Avenue	PricewaterhouseCoopers LLP
Santa Monica, CA 90401-1085	Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401

1-888-200-6796

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on August 13, 2004.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date	August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date	August 30, 2007

By (Signature and Title)*	/s/ Danny S. Kang
Danny S. Kang, Treasurer and Vice President
(principal financial officer)

Date	August 30, 2007

*	Print the name and title of each signing officer under his or her signature.